File No. 333-138540
                                                              File No. 811-10011
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
          Pre-Effective Amendment No.                                   [x]
                                      ------
          Post-Effective Amendment No. 1                                [ ]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                         Amendment No. 26                               [x]
                                      ------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                        Name of Agent for Service for Process:
                        Amy J. Lee, Associate General Counsel
                        Security Benefit Life Insurance Company
                        One Security Benefit Place
                        Topeka, KS 66636-0001

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 2007, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on May 1, 2007, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                                     Logo: Security Benefit (SM)
                                                     Security Distributors, Inc.


PROSPECTUS



May 1, 2007



ELITEDESIGNS(SM) VARIABLE ANNUITY







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                        Important Privacy Notice Included

                                 See Back Cover
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

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                        ELITEDESIGNSSM VARIABLE ANNUITY
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                      ISSUED BY:                         MAILING ADDRESS:
  SECURITY BENEFIT LIFE INSURANCE COMPANY       SECURITY BENEFIT LIFE INSURANCE
  ONE SECURITY BENEFIT PLACE                    COMPANY
  TOPEKA, KANSAS 66636-0001                     P.O. BOX 750497
  1-800-888-2461                                TOPEKA, KANSAS 66675-0497
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     This Prospectus describes the EliteDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.
     You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

o AIM V.I. Capital Appreciation                 o Rydex VT Commodities Strategy              o Rydex VT Japan Advantage
o AIM V.I. International Growth                     (formerly Rydex VT Commodities)          o Rydex VT Large Cap Growth
o AIM V.I. Mid Cap Core Equity                  o Rydex VT Consumer Products                 o Rydex VT Large Cap Value
o Direxion Dynamic VP HY Bond                   o Rydex VT Dynamic Dow                       o Rydex VT Leisure
o Dreyfus VIF International Value               o Rydex VT Dynamic OTC                       o Rydex VT Mid Cap Advantage
o Federated High Income Bond II                 o Rydex VT Dynamic Russell 2000(R)           o Rydex VT Mid Cap Growth
o Federated Fund for U.S. Government            o Rydex VT Dynamic S&P 500                   o Rydex VT Mid Cap Value
    Securities II                               o Rydex VT Dynamic Strengthening Dollar      o Rydex VT Multi-Cap Core Equity
o Fidelity(R) VIP Contrafund(R)                 o Rydex VT Dynamic Weakening Dollar          o Rydex VT Nova
o Fidelity(R) VIP Growth Opportunities          o Rydex VT Electronics                       o Rydex VT OTC
o Fidelity(R) VIP Index 500                     o Rydex VT Energy                            o Rydex VT Precious Metals
o Fidelity(R) VIP Investment-Grade Bond         o Rydex VT Energy Services                   o Rydex VT Real Estate
o Neuberger Berman AMT Guardian                 o Rydex VT EP Aggressive                     o Rydex VT Retailing
o Neuberger Berman AMT Partners                 o Rydex VT EP Conservative                   o Rydex VT Russell 2000(R) Advantage
o Oppenheimer Main Street Small Cap             o Rydex VT EP Moderate                       o Rydex VT Sector Rotation
    Fund(R)/VA                                  o Rydex VT Europe Advantage                  o Rydex VT Small Cap Growth
o PIMCO VIT Low Duration                        o Rydex VT Financial Services                o Rydex VT Small Cap Value
o PIMCO VIT Real Return                         o Rydex VT Government Long Bond Advantage    o Rydex VT Technology
o PIMCO VIT StocksPLUS(R) Growth & Income       o Rydex VT Health Care                       o Rydex VT Telecommunications
o PIMCO VIT Total Return                        o Rydex VT Hedged Equity                     o Rydex VT Transportation
o RVT CLS AdvisorOne Amerigo                    o Rydex VT Internet                          o Rydex VT U.S. Government Money Market
o RVT CLS AdvisorOne Berolina                   o Rydex VT Inverse Dynamic Dow               o Rydex VT Utilities
o RVT CLS AdvisorOne Clermont                   o Rydex VT Inverse Government Long Bond      o SBL Global
o Rydex VT Absolute Return Strategies           o Rydex VT Inverse Mid Cap                   o SBL Small Cap Value
o Rydex VT Banking                              o Rydex VT Inverse OTC                       o Van Kampen LIT Government
o Rydex VT Basic Materials                      o Rydex VT Inverse Russell 2000(R)           o Wells Fargo Advantage Opportunity VT
o Rydex VT Biotechnology                        o Rydex VT Inverse S&P 500


     Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

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     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.
     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.
     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.
DATE:  MAY 1, 2007
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   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------
(5-07)                                                          ________________

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     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 44 of this Prospectus.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.


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                                        2

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
                                                        TABLE OF CONTENTS
                                                         Page                                                                Page
DEFINITIONS............................................     5       CHARGES AND DEDUCTIONS.................................    26
                                                                       Contingent Deferred Sales Charge....................    26
SUMMARY................................................     6          Mortality and Expense Risk Charge...................    27
   Purpose of the Contract.............................     6          Administration Charge...............................    27
   Selection of Withdrawal Charge Schedule.............     6          Premium Tax Charge..................................    27
   The Separate Account and the Funds..................     7          Other Charges.......................................    28
   Purchase Payments...................................     7          Variations in Charges...............................    28
   Contract Benefits...................................     7          Optional Rider Charges..............................    28
   Optional Riders.....................................     7          Underlying Fund Expenses............................    28
   Free-Look Right.....................................     8
   Charges and Deductions..............................     8       ANNUITY PERIOD.........................................    28
   Tax-Free Exchanges..................................     9          General.............................................    28
   Investment Advisory Fees............................                Annuity Options.....................................    29
   Contacting the Company..............................     9          Selection of an Option..............................    31

EXPENSE TABLES.........................................    10       MORE ABOUT THE CONTRACT................................    31
   Contract Owner Transaction Expenses.................    10          Ownership...........................................    31
   Periodic Expenses...................................    10          Designation and Change of Beneficiary...............    31
   Optional Rider Expenses.............................    10          Dividends...........................................    31
   Example.............................................    11          Payments from the Separate Account..................    31
                                                                       Proof of Age and Survival...........................    32
CONDENSED FINANCIAL INFORMATION........................    11          Misstatements.......................................    32
                                                                       Restrictions on Withdrawals from Qualified Plans....    32
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,                   Restrictions under the Texas Optional
     AND THE FUNDS ....................................    11            Retirement Program ...............................    32
   Security Benefit Life Insurance Company.............    11
   Published Ratings...................................    11       FEDERAL TAX MATTERS....................................    32
   Separate Account....................................    12          Introduction........................................    32
   Underlying Funds....................................    12          Tax Status of the Company and the Separate Account..    33
                                                                       Income Taxation of Annuities in General--
THE CONTRACT...........................................    13            Non-Qualified Plans ..............................    34
   General.............................................    13          Additional Considerations...........................    34
   Application for a Contract..........................    14          Qualified Plans.....................................    35
   Optional Riders.....................................    14          Other Tax Considerations............................    39
   6% Dollar for Dollar Guaranteed Minimum
     Income Benefit ...................................    14       OTHER INFORMATION......................................    39
   Return of Premium Death Benefit.....................    16          Investment Advisory Fees............................
   Extra Credit........................................    17          Voting of Underlying Fund Shares....................    39
   Purchase Payments...................................    18          Substitution of Investments.........................    40
   Allocation of Purchase Payments.....................    18          Changes to Comply with Law and Amendments...........    40
   Dollar Cost Averaging Option........................    18          Reports to Owners...................................    40
   Asset Reallocation Option...........................    19          Electronic Privileges...............................    40
   Transfers of Contract Value.........................    20          State Variations....................................    41
   Contract Value......................................    22          Legal Proceedings...................................    41
   Determination of Contract Value.....................    22          Legal Matters.......................................    41
   Cut-Off Times.......................................    23          Sale of the Contract................................    41
   Full and Partial Withdrawals........................    23
   Systematic Withdrawals..............................    24       PERFORMANCE INFORMATION................................    43
   Free-Look Right.....................................    25
   Death Benefit.......................................    25       ADDITIONAL INFORMATION.................................    43
   Distribution Requirements...........................    26          Registration Statement..............................    43
   Death of the Annuitant..............................    26


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                                        3

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   Financial Statements................................                     44
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                   44
OBJECTIVES FOR UNDERLYING FUNDS........................                     45



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YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT
CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

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                                        4

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DEFINITIONS
     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

     ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

     ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

     ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

     CONTRACT -- The flexible purchase payment deferred variable annuity contract described in this Prospectus.

     CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

     CONTRACT VALUE -- The total value of your Contract as of any Valuation
Date.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

     GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT -- A Participant under a Qualified Plan.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

     SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

     UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

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                                        5

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SUMMARY
     This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

PURPOSE OF THE CONTRACT -- The Contract is designed to give you flexibility in planning for retirement and other financial goals.
     You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

SELECTION OF WITHDRAWAL CHARGE SCHEDULE -- When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") or a mortality and expense risk charge will depend on the schedule that you select.

o Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge (although a mortality and expense risk charge may apply during the Annuity Period).

o Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount's average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

     PLEASE TALK TO YOUR SALES REPRESENTATIVE ABOUT WHICH WITHDRAWAL CHARGE SCHEDULE MAY BE MOST APPROPRIATE FOR YOU, TAKING INTO ACCOUNT FACTORS SUCH AS YOUR INVESTMENT TIME HORIZON, LIQUIDITY NEEDS, AND HOW YOU INTEND TO USE THE CONTRACT. YOU MAY NOT CHANGE THE WITHDRAWAL CHARGE SCHEDULE AFTER THE CONTRACT HAS BEEN ISSUED.


     If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see "Purchase Payments" for more information about our process for handling incomplete applications.



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                                        6

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THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the contract are as follows:


o AIM V.I. Capital Appreciation               o Rydex VT Commodities Strategy             o Rydex VT Inverse S&P 500
o AIM V.I. International Growth                   (formerly Rydex VT Commodities)         o Rydex VT Japan Advantage
o AIM V.I. Mid Cap Core Equity                o Rydex VT Consumer Products                o Rydex VT Large Cap Growth
o Direxion Dynamic VP HY Bond                 o Rydex VT Dynamic Dow                      o Rydex VT Large Cap Value
o Dreyfus VIF International Value             o Rydex VT Dynamic OTC                      o Rydex VT Leisure
o Federated High Income Bond II               o Rydex VT Dynamic Russell 2000(R)          o Rydex VT Mid Cap Advantage
o Federated Fund for U.S. Government          o Rydex VT Dynamic S&P 500                  o Rydex VT Mid Cap Growth
    Securities II                             o Rydex VT Dynamic Strengthening Dollar     o Rydex VT Mid Cap Value
o Fidelity(R) VIP Contrafund(R)               o Rydex VT Dynamic Weakening Dollar         o Rydex VT Multi-Cap Core Equity
o Fidelity(R) VIP Growth Opportunities        o Rydex VT Electronics                      o Rydex VT Nova
o Fidelity(R) VIP Index 500                   o Rydex VT Energy                           o Rydex VT OTC
o Fidelity(R) VIP Investment-Grade Bond       o Rydex VT Energy Services                  o Rydex VT Precious Metals
o Neuberger Berman AMT Guardian               o Rydex VT EP Aggressive                    o Rydex VT Real Estate
o Neuberger Berman AMT Partners               o Rydex VT EP Conservative                  o Rydex VT Retailing
o Oppenheimer Main Street Small Cap           o Rydex VT EP Moderate                      o Rydex VT Russell 2000(R) Advantage
    Fund(R)/VA                                o Rydex VT Europe Advantage                 o Rydex VT Sector Rotation
o PIMCO VIT Low Duration                      o Rydex VT Financial Services               o Rydex VT Small Cap Growth
o PIMCO VIT Real Return                       o Rydex VT Government                       o Rydex VT Small Cap Value
o PIMCO VIT StocksPLUS(R) Growth & Income         Long Bond Advantage                     o Rydex VT Technology
o PIMCO VIT Total Return                      o Rydex VT Health Care                      o Rydex VT Telecommunications
o RVT CLS AdvisorOne Amerigo                  o Rydex VT Hedged Equity                    o Rydex VT Transportation
o RVT CLS AdvisorOne Berolina                 o Rydex VT Internet                         o Rydex VT U.S. Government Money Market
o RVT CLS AdvisorOne Clermont                 o Rydex VT Inverse Dynamic Dow              o Rydex VT Utilities
o Rydex VT Absolute Return Strategies         o Rydex VT Inverse Government Long Bond     o SBL Global
o Rydex VT Banking                            o Rydex VT Inverse Mid Cap                  o SBL Small Cap Value
o Rydex VT Basic Materials                    o Rydex VT Inverse OTC                      o Van Kampen LIT Government
o Rydex VT Biotechnology                      o Rydex VT Inverse Russell 2000(R)          o Wells Fargo Advantage Opportunity VT


You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

================================================================================


PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."
     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.
     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders:

o    6% Dollar for Dollar Guaranteed Minimum Income Benefit;

o    Return of Premium Death Benefit;*

o    Extra Credit at 3%.

*Provides a death benefit.

The Company makes each rider available only at issue, except the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot

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                                        7

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change or cancel the rider(s) that you select after they are issued. A RIDER MAY
NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider under "Optional Riders." The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See "Optional Rider Charges."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
     CONTINGENT DEFERRED SALES CHARGE. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under "Mortality and Expense Risk Charge" below.
     If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.
     Each Purchase Payment is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):

----------------------------------------------------------------------------
           0-YEAR SCHEDULE                       5-YEAR SCHEDULE
----------------------------------------------------------------------------
 PURCHASE PAYMENT   WITHDRAWAL CHARGE   PURCHASE PAYMENT  WITHDRAWAL CHARGE
  AGE (IN YEARS)                         AGE (IN YEARS)
----------------------------------------------------------------------------
    0 and over              0%                 1                 5%
                                               2                 4%
                                               3                 3%
                                               4                 2%
                                               5                 1%
                                           6 and over            0%
----------------------------------------------------------------------------

     The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0-year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See "Contingent Deferred Sales Charge."
     MORTALITY AND EXPENSE RISK CHARGE. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount's average daily net assets:

WITHDRAWAL CHARGE SCHEDULE                         ANNUAL MORTALITY AND
                                                   EXPENSE RISK CHARGE
5-Year Schedule.................................           None
0-Year Schedule.................................           0.20%

     We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See "Mortality and Expense Risk Charge."
     OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the


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                                        8

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Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
     The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See "Optional Rider Charges" for more information, including the specific charge applicable to each optional rider.
     ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The charge for each of the Subaccounts currently offered through this prospectus is 0.25%, and the Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See "Administration Charge."
     PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

     OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
     The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

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                                        9

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EXPENSE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals
from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract.
During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense
Risk Charge."
------------------------------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                            None
------------------------------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to
   Purchase Payments)(1)                                                                      5%
------------------------------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                None
------------------------------------------------------------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the
Underlying Funds.
------------------------------------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)    5-Year Schedule     0-Year Schedule
------------------------------------------------------------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge(2)                                                     0.00%               0.20%
------------------------------------------------------------------------------------------------------------------------------------
     Annual Administration Charge(3)                                                                 0.25%               0.25%
------------------------------------------------------------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders(4)                                                    1.25%               1.25%
------------------------------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                                                          1.50%               1.70%
------------------------------------------------------------------------------------------------------------------------------------

1   You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2)
    10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the
    Company will not assess a withdrawal charge. See "Full and Partial
    Withdrawals" and "Contingent Deferred Sales Charge" for more information.
2   Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge if you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under "Mortality and Expense Risk
    Charge."
3   The amount of this charge may differ for Subaccounts that the Company adds in the future.
4   You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The "Maximum Annual Charge for Optional
    Riders" assumes that you purchase all available riders for a combined cost of 1.25% annually.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Annual
                                                                                                Rate(1)        Rider Charge
------------------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                             6%             0.75%
------------------------------------------------------------------------------------------------------------------------------------
Return of Premium Death Benefit                                                                   ---             0.10%
------------------------------------------------------------------------------------------------------------------------------------
Extra Credit Rider(2)                                                                              3%             0.40%
------------------------------------------------------------------------------------------------------------------------------------
1   Rate refers to the applicable interest rate for the 6% Dollar for Dollar
    Guaranteed Minimum Income Benefit Rider and the Credit Enhancement rate for the Extra Credit Rider.

2   The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
------------------------------------------------------------------------------------------------------------------------------------

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                                       10

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

--------------------------------------------------------------------------------
                                                MINIMUM            MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating

Expenses(1)                                       0.35%             5.12%
--------------------------------------------------------------------------------
1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2006, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2006.
--------------------------------------------------------------------------------


EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                               5-YEAR CDSC SCHEDULE
--------------------------------------------------------------------------------
                                       1          3           5          10
                                     YEAR       YEARS       YEARS       YEARS
--------------------------------------------------------------------------------
If you surrender your Contract     $1,102      $2,195     $3,258       $6,102
at the end of the applicable
time period
--------------------------------------------------------------------------------
If you do not surrender or you       $656      $1,936     $3,175       $6,102
annuitize your Contract
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               0-YEAR CDSC SCHEDULE
--------------------------------------------------------------------------------
                                       1          3           5          10
                                     YEAR       YEARS       YEARS       YEARS
--------------------------------------------------------------------------------
If you surrender your Contract       $675      $1,988     $3,254       $6,224
at the end of the applicable
time period
--------------------------------------------------------------------------------
If you do not surrender or you       $675      $1,988     $3,254      $6,224
annuitize your Contract
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
Because no Contract had been sold as of December 31, 2006, accumulation unit values and ending accumulation units outstanding for the Subaccounts have not been provided.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.
     On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.
     The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2006, the Company had total assets of approximately $12.7billion. Together with its affiliates, the Company has total funds under management of approximately $18.6 billion.

PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
     The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."
     The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
     Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
     Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
     The investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
     PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

     CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or



--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------


affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
     12B-1 FEES. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
     PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive administrative payments that range from 0.05% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.


     OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
     For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


     TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund. Please see the Statement of Additional Information for more detailed information on such payments.
     SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional purchase payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.


THE CONTRACT
GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment


--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
     The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
     The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders:

o    6% Dollar for Dollar Guaranteed Minimum Income Benefit;

o    Return of Premium Death Benefit;*

o    Extra Credit at 3%.

*Provides a death benefit.

The Company makes each rider available only at issue, except the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT -- Under this rider, we provide a future "safety net" by offering you the ability to receive guaranteed minimum fixed annuity payments when you annuitize. This means you will know the level of minimum income that will be available to you upon annuitization (the "Guaranteed Minimum Income Benefit"), regardless of fluctuating market conditions (and assuming you make withdrawals within a specified amount, as discussed below).
     There are several important points for you to consider before purchasing the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider:

o There is a ten-year waiting period before you can apply the Guaranteed Minimum Income Benefit to Annuity Payments. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 60 at issue and will be required to annuitize the Contract at age 70 1/2 to meet federal minimum distribution requirements for Qualified Plans.

o Because the annuity rates under the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider are based on conservative actuarial factors, the amount of lifetime income that the riders guarantee may be less than the amount of income that would be provided by applying your proceeds under the Contract to then-current annuity rates for the same Annuity Option. However, when you annuitize you are not required to apply the Guaranteed Minimum Income Benefit to receive Annuity Payments, and may instead apply your proceeds under the Contract to an Annuity Option at our then-current annuity rates.

o Because you are not required to use the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider to receive Annuity Payments, and because you may never need to rely upon the Guaranteed Minimum Income Benefit, the benefit should be viewed as a payment "floor." However, we will not refund charges paid for the rider if you do not receive the Guaranteed Minimum Income Benefit. Please consider that you may pay for the rider


--------------------------------------------------------------------------------
                                       14

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--------------------------------------------------------------------------------

     during the life of the Contract without receiving any of its benefits.

     HOW DO YOU CALCULATE THE GUARANTEED MINIMUM INCOME BENEFIT? The Guaranteed Minimum Income Benefit is equal to:

o Purchase Payments received during the three-year period that starts on the date the rider is issued (including any Credit Enhancements applied in connection with those Purchase Payments), less

o    any premium tax, less
                      ----
o    an adjustment for withdrawals, increased
                                    ---------
o    at an annual effective rate of interest of 6%.

     Note: There are some important points to understand about the interest we credit to the Guaranteed Minimum Income Benefit.

o We take into account the timing of when we receive each Purchase Payment and when you make a withdrawal for purposes of determining when we credit interest under the Guaranteed Minimum Income Benefit calculation.

o We only credit interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. This rider may not be appropriate for you if you plan on electing an early Annuity Start Date or if the Annuitant is nearing his or her 80th birthday.

o We credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. You will not receive the benefit of the 6% rate in determining the Guaranteed Minimum Income Benefit for amounts in this Subaccount. We may add new Subaccounts in the future that will earn only the 3% rate in calculating the Guaranteed Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

WHAT HAPPENS IF I MAKE WITHDRAWALS? You may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Guaranteed Minimum Income Benefit.

o This means that when you make a withdrawal that does not exceed the Annual Limit, we only reduce the Guaranteed Minimum Income Benefit as of the date of the withdrawal by the exact dollar amount of the withdrawal (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges).

The initial Annual Limit is equal to:

o 6% of the initial Purchase Payment (not including any Credit Enhancement) if you purchase this rider when you purchase the Contract.

o    6% of Contract Value if you purchase this rider on a Contract Anniversary.

     The Annual Limit will remain the same each Contract Year unless you make additional Purchase Payments after we issue the rider or withdraw more than the Annual Limit.
     Note: You cannot carry over any portion of the Annual Limit that is not withdrawn during a Contract Year for withdrawal in a future Contract Year.
     WHAT HAPPENS IF I MAKE A WITHDRAWAL THAT EXCEEDS THE ANNUAL LIMIT? If you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit, we will make a proportional reduction in the Guaranteed Minimum Income Benefit with regard to the excess withdrawal.

o This means that when you make a withdrawal that exceeds the Annual Limit, we reduce the Guaranteed Minimum Income Benefit as follows:

     >> first by any portion of the withdrawal that does not exceed the Annual Limit (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges), and

     >>   second by a percentage that equals (a) divided by (b), where:
          ------

          a. is the amount of the withdrawal that exceeds the Annual Limit, and

          b. is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.

     Note: This rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.
     We also will reduce the Annual Limit by a percentage that equals (a) divided by (b), where:

a.   is the amount of the withdrawal that exceeds the Annual Limit, and

b. is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.

     The new Annual Limit will be the Annual Limit for all future Contract Years unless you make additional Purchase Payments or again withdraw more than the


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                                       15

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Annual Limit, which will require us to again adjust the Annual Limit.
     WHAT HAPPENS IF I MAKE PURCHASE PAYMENTS? We will increase the Annual Limit in an amount equal to 6% of any Purchase Payment you make after the rider is issued (not including any Credit Enhancement). Unless made during the first three years after the rider's issue date, we will not increase the Guaranteed Minimum Income Benefit if you make additional Purchase Payments.
     WHAT HAPPENS WHEN I ANNUITIZE? Beginning on the tenth anniversary of the date we issued the rider, you may apply the Guaranteed Minimum Income Benefit, less any applicable premium tax, to purchase a fixed Annuity under:

1. Annuity Option 2,

2. Annuity Option 4B, or

3. the Alternate Benefit, as discussed below.

If you choose Annuity Option 2 or Annuity Option 4B:

o You may purchase a fixed Annuity within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. This means that if you annuitize before the tenth anniversary, or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Guaranteed Minimum Income Benefit is not available.

o Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain.

o Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain.

o We base the annuity rates under the rider for these Options upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

o For more information, see the discussion of Option 2 and Option 4B under "Annuity Options."

If you choose the Alternate Benefit:

o THE ALTERNATE BENEFIT IS AVAILABLE ONLY ON THE TENTH ANNIVERSARY OF THE DATE WE ISSUED THE RIDER AND IS NOT AVAILABLE THEREAFTER. You may elect the Alternate Benefit by providing written notice to us within the 30-day period following the tenth anniversary of the date we issued the rider.

o The Alternate Benefit provides for fixed Annuity payments on a monthly, quarterly, semiannual, or annual basis for a period of 15 years. Annuity payments are equal to the amount determined by dividing (a) by (b), where:

     a. is the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, and

     b. is the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

------------------------- ---------------------------
   PAYMENT FREQUENCY       TOTAL NUMBER OF PAYMENTS
------------------------- ---------------------------
        Monthly                    180
       Quarterly                    60
       Semiannual                   30
         Annual                     15
------------------------- ---------------------------

     Note: Because payments are made over a specified period rather than for life, we calculate the Alternate Benefit without using annuity rates. The Alternate Benefit represents the return of your Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, over a period of 15 years without crediting interest on that amount.

o We guarantee that the Alternate Benefit will be at least equal to an amount determined by applying the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, to Annuity Option 7 with a 15-year period certain. See the discussion of Option 7 under "Annuity Options."

     ARE THERE AGE RESTRICTIONS ON PURCHASING THIS RIDER? On the date the rider is issued, the Annuitant must be age 79 or younger.

RETURN OF PREMIUM DEATH BENEFIT -- Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under "Death Benefit."
     HOW DO YOU CALCULATE THE DEATH BENEFIT? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1. The sum of all Purchase Payments (NOT including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges.

     >> In the event of a withdrawal, we reduce the above amount as last adjusted in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal.

2. Contract Value.


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                                       16

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See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner's death.

     WILL THERE BE ANY ADJUSTMENTS TO THE ENHANCED DEATH BENEFIT? We will reduce the death benefit offered under this rider by:

o    any uncollected premium tax; and

o if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner's date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

     Note: If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment.
     ARE THERE AGE RESTRICTIONS ON PURCHASING THIS RIDER? The Owner and any Joint Owner must be 79 or younger on the Contract Date. See the discussion under "Death Benefit."

EXTRA CREDIT -- Under this rider, we will add a bonus, or "Credit Enhancement," of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.
     There are several important points for you to consider before purchasing this rider:

o As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.

o We may exclude all or part of any Credit Enhancements from death benefit proceeds. See "Death Benefit" and "Return of Premium Death Benefit."

o You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70 1/2 to meet federal minimum distribution requirements for IRAs.

o We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.

o We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.

     WHAT HAPPENS IF I RETURN THE CONTRACT? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See "Free-Look Right."
     WHAT HAPPENS IF I MAKE WITHDRAWALS? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet "vested." An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.
     We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See "Contingent Deferred Sales Charge."
     The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by

2. Contract Value immediately prior to the withdrawal.

     HOW DO I KNOW IF THIS RIDER IS RIGHT FOR ME? The Extra Credit Rider would make sense for you only if:

o you do not expect to make Purchase Payments to the Contract after the first Contract Year, and

o you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.

     This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
     The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
     What this all means is:

o if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.


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                                       17

--------------------------------------------------------------------------------

o if your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.

o The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

     ARE THERE AGE RESTRICTIONS ON PURCHASING THIS RIDER? The Owner must be 80 or younger on the Contract Date.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $1,000. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $500. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.
     The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.
     The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.
     If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
     You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts.


--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
     A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
     After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
     To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
     Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
     You may make changes to the option by writing to the Company's Administrative Office or by telephone


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                                       19

--------------------------------------------------------------------------------

provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
     The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for requests that include a transfer in whole or in part to or from the Direxion Dynamic VP HY Bond Subaccount) on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."


     The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the RVT CLS AdvisorOne Berolina or Rydex Subaccounts (excluding the Rydex VT Absolute Return Strategies, Rydex VT Commodities Strategy, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Rydex VT Sector Rotation Subaccounts), which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.


     FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
     The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o    the total dollar amount being transferred;

o    the number of transfers you made within the previous 12 months;

o    transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

     If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and


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                                       20

--------------------------------------------------------------------------------

instead requiring that you submit transfer requests in writing via regular
U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

-----------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF ROUND
                              SUBACCOUNT                                            TRIPS TRANSFERS*
-----------------------------------------------------------------------------------------------------

RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne          Unlimited
Clermont, All Rydex Subaccounts, EXCEPT Rydex VT Absolute Return Strategies,
Rydex VT Commodities Strategy (formerly Rydex VT Commodities), Rydex VT EP
Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged
Equity, Rydex VT Multi-Cap Core Equity
-----------------------------------------------------------------------------------------------------

Direxion Dynamic VP HY Bond                                                              8
-----------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation, PIMCO VIT Real Return, PIMCO VIT Total Return,            4
Rydex VT Absolute Return Strategies, Rydex VT Commodities Strategy (formerly
Rydex VT Commodities), Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex
VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, Rydex VT
Sector Rotation, SBL Global, SBL Small Cap Value
-----------------------------------------------------------------------------------------------------

Wells Fargo Advantage Opportunity VT                                                     2
-----------------------------------------------------------------------------------------------------
AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Dreyfus VIF                 1**
International Value, Federated Fund for U.S. Government Securities II, Federated
High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities,
Fidelity VIP Index 500, Fidelity Investment Grade Bond, Neuberger Berman AMT
Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap
Fund/VA, PIMCO VIT Low Duration, PIMCO VIT StocksPLUS(R) Growth & Income, Van
Kampen LIT Government
-----------------------------------------------------------------------------------------------------

 *Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount.
  Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
**Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
-----------------------------------------------------------------------------------------------------


     In addition to the Company's own frequent transfer procedures, managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
     To the extent permitted by applicable law, the Company reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future. The Company expects to be contractually obligated to prohibit transfers by Owners identified by an Underlying Fund and to provide Owner transaction data to the Underlying Funds upon request. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
     In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
     The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset


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                                       21

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Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
     Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
     The Company does not limit or restrict transfers to or from the RVT CLS AdvisorOne Berolina or the Rydex Subaccounts (excluding the Rydex VT Absolute Return Strategies, Rydex VT Commodities Strategy, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Rydex VT Sector Rotation Subaccounts), which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
     Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o    Payment of Purchase Payments,

o    Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
     In addition to Purchase Payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units


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credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Purchase Payments" and "Full and Partial Withdrawals." Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date (1:00 p.m. Central time for any transaction that includes in whole or in part the Direxion Dynamic VP HY Bond Subaccount) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge under the Contract.
     The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge of 0.25%, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour (two hours for any transfer that includes in whole or in part the Direxion Dynamic VP HY Bond Subaccount) prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so transfer requests must be received by 2:00 p.m. Central time (1:00 p.m. Central time for any transfer that includes in whole or in part the Direxion Dynamic VP HY Bond Subaccount) (the "cut-off time"). Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. The cut-off time will not be extended, however, for transfers that include in whole or in part the Direxion Dynamic VP HY Bond Subaccount, and the Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Option 7 (and only if the Owner has elected variable annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.
     The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal


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Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge" and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
     The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.
     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."
     In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract


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will automatically terminate if a systematic withdrawal causes the Contract's
Withdrawal Value to equal zero.
     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
     The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
     If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
     If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."
     The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).
     If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.
     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.


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DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a
Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
     For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
     For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS
CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, as described below.
     You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under "Mortality and Expense Risk Charge" below.
     The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.
     If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
     The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:

----------------------------------------------------------------------------
           0-YEAR SCHEDULE                       5-YEAR SCHEDULE
----------------------------------------------------------------------------
 PURCHASE PAYMENT   WITHDRAWAL CHARGE   PURCHASE PAYMENT  WITHDRAWAL CHARGE
  AGE (IN YEARS)                         AGE (IN YEARS)
----------------------------------------------------------------------------
    0 and over              0%                 1                 5%
                                               2                 4%
                                               3                 3%
                                               4                 2%
                                               5                 1%
                                           6 and over            0%
----------------------------------------------------------------------------

     The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal


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request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.
     The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount's average daily net assets.

-------------------------------------------------------------------------------
                                                            ANNUAL MORTALITY
                                                            AND EXPENSE RISK
WITHDRAWAL CHARGE SCHEDULE                                       CHARGE
-------------------------------------------------------------------------------
5-Year Schedule                                                   None
0-Year Schedule                                                  0.20%
-------------------------------------------------------------------------------

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
     The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount's average daily net assets.
     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The charge for each of the Subaccounts currently offered through this prospectus is 0.25%, and the Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.


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OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, which is also available for purchase on a Contract Anniversary.
     The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES.

--------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                 Annual
                                                 Rate(1)       Rider Charge
--------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum            6%            0.75%
Income Benefit
--------------------------------------------------------------------------------
Return of Premium Death Benefit                    ---           0.10%
--------------------------------------------------------------------------------
Extra Credit(2)                                    3%            0.40%
--------------------------------------------------------------------------------
1 Rate refers to the applicable interest rate for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider and the Credit Enhancement rate for the Extra Credit Rider.
2 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
--------------------------------------------------------------------------------

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD
GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
     On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
     The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.
     Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant.


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Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
     You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
     You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.
     Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
     If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The
Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.
     An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
     The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.
     OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2% in lieu of the rate described above.
     OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
     OPTION 4 --
     A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as


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elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE
CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.
     B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed
Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2% in lieu of the rate described above.
     OPTION 7 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1
AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.
     VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
     The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges;
(4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
     The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
     On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for


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subsequent annuity payments, unless the Owner transfers Annuity Units among
Subaccounts or makes a withdrawal under Option 7.
     Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

MORE ABOUT THE CONTRACT
OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."
     JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
     Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.


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The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."
     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
     If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.
     The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS
INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the

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likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT --

     GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
     CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.
     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
     DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).
     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.
     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in


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the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
     SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
     SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
     For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
     If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
     Generally, for purposes of determining when distributions must begin under the foregoing rules, where an


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owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.
     GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
     CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
     MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
     In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.
     POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).
     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
     OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
     The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms


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and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.
     The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
     The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
     SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.
     Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
     If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.
     A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
     Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).
     Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."
     ROTH 403(B). Beginning January 1, 2006, employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer's 403(b) plan. Roth Contributions may be made to this Contract in most states.
     Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
     Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, they are "qualifying distributions" and the income that is earned on the contributions will


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never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.
     Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account.
     Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
     The employee may roll over distributions from a Roth 403(b) account to another Roth 403(b) account, or to a Roth IRA. A Roth account may accept a rollover from another Roth 403(b) account, but not a Roth IRA.
     SECTION 408. INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."
     IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


---------------------------------- -----------------------
            TAX YEAR                       AMOUNT
---------------------------------- -----------------------
              2007                         $4,000
       2008 and thereafter                 $5,000
---------------------------------- -----------------------


Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($80,000 for 2007 for a married couple filing a joint return and $50,000 for a single taxpayer in 2007). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
     Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
     In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.
     Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."
     SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
     Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal


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income tax on either the original contributions or any earnings. Rollovers of
Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.
     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.
     If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
     An "eligible retirement plan" will be another Section 403(b) plan, a traditional individual retirement account or annuity described in Code Section
408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover 403(b) contributions should seek competent tax advice.
     A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
     TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
     The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."
     MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
     WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
     Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this


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Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS -

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


     FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION
INVESTMENT ADVISORY FEES -- You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers (except our affiliate, Brecek & Young Advisors, Inc.), and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses.

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.



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                                       39

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      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.


SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.
     In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
     Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
     You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC PRIVILEGES -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of


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                                       40

--------------------------------------------------------------------------------

Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
     Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the material terms and features of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.


LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.


LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
     PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.
     SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2006, 2005 and 2004, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $68,996,259, $5,524,321, and $4,849,070, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company


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                                       41

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--------------------------------------------------------------------------------

may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.
     SELLING BROKER-DEALERS. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
     COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers' obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent purchase payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
     The registered representative who sells you the Contract may receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the ContracT. The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2006 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): Vantage Securities, Inc., OFG Financial Services, Inc., Aquarius Fund Distributors, Inc., Brecek & Young Advisors, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, PlanMember Securities Corporation, Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., Questar Capital Corporation, Geneos Wealth Management, Inc., GWN Securities Inc., Capital Financial Services, Inc., Ohio Savings Securities, Inc., and SIMCO Financial.

     These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional


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                                       42

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--------------------------------------------------------------------------------

compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.
     ADDITIONAL COMPENSATION PAID TO AFFILIATED SELLING BROKER-DEALERS. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates); however, such marketing allowance is not paid with respect to sales of the Contract. Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.

PERFORMANCE INFORMATION
     Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
     Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
     Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.
     Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.


     Although the Contract was not available for purchase until March 19, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.


     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION
REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


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                                       43

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FINANCIAL STATEMENTS -- The consolidated financial statements of Security
Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006,or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


     The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS


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                                       44

--------------------------------------------------------------------------------

OBJECTIVES FOR UNDERLYING FUNDS
--------------------------------------------------------------------------------
  There is no guarantee that the investment objective of any Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------------------
                                    SHARE CLASS (IF
         UNDERLYING FUND              APPLICABLE)          INVESTMENT OBJECTIVE                             INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation           Series I       Growth of capital                              AIM Advisors, Inc.
Fund                                                                                                  11 Greenway Plaza, Suite 100
                                                                                                      Houston, TX 77046-1173
------------------------------------------------------------------------------------------------------------------------------------


AIM V.I. International Growth          Series II       To provide long-term growth of capital         AIM Advisors, Inc.
Fund                                                                                                  11 Greenway Plaza, Suite 100
                                                                                                      Houston, TX 77046-1173


------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund      Series II       Long-term growth of capital                    AIM Advisors, Inc.
                                                                                                      11 Greenway Plaza, Suite 100
                                                                                                      Houston, TX 77046-1173
------------------------------------------------------------------------------------------------------------------------------------


Direxion Dynamic VP HY Bond Fund                       To maximize total return                       Rafferty Asset Management, LLC
                                                                                                      500 Fifth Avenue, Suite 415
                                                                                                      New York, NY 10110


------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value         Service        Long-term capital growth                       The Dreyfus Corporation
Portfolio                                                                                             200 Park Avenue
                                                                                                      New York, NY 10166
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.                                Current income                                 Federated Investment
Government Securities II                                                                              Management Company
                                                                                                      Federated Investors Tower
                                                                                                      1001 Liberty Avenue
                                                                                                      Pittsburgh, PA 15222
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund         Service        High current income                            Federated Investment
II                                                                                                    Management Company
                                                                                                      Federated Investors Tower
                                                                                                      1001 Liberty Avenue
                                                                                                      Pittsburgh, PA 15222
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)       Service Class 2    Long-term capital appreciation                 Fidelity Management & Research
                                                                                                      Company
                                                                                                      82 Devonshire Street
                                                                                                      Boston, MA 02109
                                                                                                      (Investment Adviser)

                                                                                                      FMR Co., Inc.; Fidelity
                                                                                                      Management Research (U.K.)
                                                                                                      Inc.;
                                                                                                      Fidelity Management & Research
                                                                                                      (Far East) Inc.; and Fidelity
                                                                                                      Investments Japan Limited
                                                                                                      (Sub-advisers)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth              Service Class 2    Capital growth                                 Fidelity Management & Research
Opportunities                                                                                         Company
                                                                                                      82 Devonshire Street
                                                                                                      Boston, MA 02109
                                                                                                      (Investment Adviser)

                                                                                                      FMR Co., Inc.; Fidelity
                                                                                                      Management Research (U.K.)
                                                                                                      Inc.;
                                                                                                      Fidelity Management & Research
                                                                                                      (Far East) Inc.; and Fidelity
                                                                                                      Investments Japan Limited
                                                                                                      (Sub-advisers)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500           Service Class 2    Investment results that correspond to the      Fidelity Management & Research
                                                       total return of common stocks publicly traded  Company
                                                       in the United States, as represented by the    82 Devonshire Street
                                                       S&P 500(R)                                     Boston, MA 02109
                                                                                                        (Investment Adviser)

                                                                                                      FMR Co., Inc.
                                                                                                      (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
                                       45

------------------------------------------------------------------------------------------------------------------------------------
                                    SHARE CLASS (IF
         UNDERLYING FUND              APPLICABLE)          INVESTMENT OBJECTIVE                             INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade    Service Class 2    High level of current incme as is consistent   Fidelity Management & Research
Bond                                                   with the preservation of capital               Company
                                                                                                      82 Devonshire Street
                                                                                                      Boston, MA 02109
                                                                                                      (Investment Adviser)

                                                                                                      Fidelity Investments Money
                                                                                                      Management, Inc.
                                                                                                      One Spartan Way
                                                                                                      Merrimack, NH 03054
                                                                                                      (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth           Class 2        Long-term capital growth                       Franklin Advisers, Inc.
Securities Fund                                                                                       One Franklin Parkway
                                                                                                      San Mateo, CA 94403
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian           Class I        Long-term growth of capital; current income    Neuberger Berman Management
Portfolio                                              as secondary                                   Inc.
                                                                                                      605 Third Avenue
                                                                                                      New York, NY 10158
                                                                                                      (Investment Adviser)

                                                                                                      Neuberger Berman, LLC
                                                                                                      605 Third Avenue
                                                                                                      New York, NY 10158
                                                                                                      (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners           Class I        Growth of capital                              Neuberger Berman Management
Portfolio                                                                                             Inc.
                                                                                                      605 Third Avenue
                                                                                                      New York, NY 10158
                                                                                                      (Investment Adviser)

                                                                                                      Neuberger Berman, LLC
                                                                                                      605 Third Avenue
                                                                                                      New York, NY 10158
                                                                                                      (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small           Service        Capital appreciation                           OppenheimerFunds, Inc.
Cap Fund(R)/VA                                                                                        Two World Financial Center
                                                                                                      225 Liberty Street, 11th Floor
                                                                                                      New York, NY 10281
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio     Administrative    Maximum real return consistent with            Pacific Investment Management
                                                       preservation of capital and prudent            Company LLC
                                                       investment management                          840 Newport Center Drive,
                                                                                                      Suite 100
                                                                                                      Newport Beach, CA 92660
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio      Administrative    Maximum real return consistent with            Pacific Investment Management
                                                       preservation of real capital and prudent       Company LLC
                                                       investment management                          840 Newport Center Drive,
                                                                                                      Suite 100
                                                                                                       Newport Beach, CA 92660
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R) Growth &     Administrative    The Portfolio seeks total return which         Pacific Investment Management
Income                                                 exceeds that of the S&P 500.                   Company LLC
                                                                                                      840 Newport Center Drive,
                                                                                                      Suite 100
                                                                                                      Newport Beach, CA 92660
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio     Administrative    Maximum total return consistent with           Pacific Investment Management
                                                       preservation of capital and prudent            Company LLC
                                                       investment management                          840 Newport Center Drive,
                                                                                                      Suite 100
                                                                                                      Newport Beach, CA 92660
------------------------------------------------------------------------------------------------------------------------------------
                                       46

------------------------------------------------------------------------------------------------------------------------------------
                                    SHARE CLASS (IF
         UNDERLYING FUND              APPLICABLE)          INVESTMENT OBJECTIVE                             INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------

RVT CLS AdvisorOne Amerigo Fund                        Long-term growth of capital without regard to  Rydex Investments
                                                       current income                                 9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
                                                                                                      (Investment Adviser)

                                                                                                      CLS Investment Firm, LLC
                                                                                                      4020 South 147th St.
                                                                                                      Omaha, NE 68137
                                                                                                      (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Berolina                            To provide growth of capital and total return. Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
                                                                                                      (Investment Adviser)

                                                                                                      CLS Investment Firm, LLC
                                                                                                      4020 South 147th St.
                                                                                                      Omaha, NE 68137
                                                                                                      (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Clermont Fund                       Current income and growth of capital           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
                                                                                                      (Investment Adviser)

                                                                                                      CLS Investment Firm, LLC
                                                                                                      4020 South 147th St.
                                                                                                      Omaha, NE 68137
                                                                                                      (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Absolute Return                               To provide capital appreciation consistent     Rydex Investments
Strategies                                             with the return and risk characteristics of    9601 Blackwell Rd., Suite 500
                                                       the hedge fund universe.                       Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking Fund                                  Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials Fund                          Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology Fund                            Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------


Rydex VT Commodities Strategy                          Seeks to provide investment results that       Rydex Investments
(formerly Rydex VT Commodities                         correlate to the performance of a benchmark    9601 Blackwell Rd., Suite 500
Fund)                                                  for commodities. The Fund's current benchmark  Rockville, MD 20850 is the GSCI(R) Total Return Index.


------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products Fund                        Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                              Investment results that correlate to the       Rydex Investments
                                                       performance of a specific benchmark            9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                              Investment results that will match the         Rydex Investments
                                                       performance of a specific benchmark on a       9601 Blackwell Rd., Suite 500
                                                       daily basis                                    Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
                                       45

------------------------------------------------------------------------------------------------------------------------------------
                                    SHARE CLASS (IF
         UNDERLYING FUND              APPLICABLE)          INVESTMENT OBJECTIVE                             INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Russell 2000(R)                       To provide investment results that match the   Rydex Investments
                                                       performance of a specific benchmark on a       9601 Blackwell Rd., Suite 500
                                                       daily basis. The Fund's current benchmark is   Rockville, MD 20850
                                                       200% of the performance of the Russell 2000
                                                       Index(R) (the "underlying index").
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                          Investment results that will match the         Rydex Investments
                                                       performance of a specific benchmark on a       9601 Blackwell Rd., Suite 500
                                                       daily basis                                    Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Strengthening                         Investment results that will match the         Rydex Investments
Dollar Fund                                            performance of a specific benchmark on a       9601 Blackwell Rd., Suite 500
                                                       daily basis                                    Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Weakening                             Investment results that will match the         Rydex Investments
Dollar Fund                                            inverse performance of a specific benchmark    9601 Blackwell Rd., Suite 500
                                                       on a daily basis                               Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics Fund                              Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Fund                                   Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services Fund                          Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT EP Aggressive                                 Each EPT Fund is a "fund of funds," which      Rydex Investments
                                                       means that each Fund seeks to achieve its      9601 Blackwell Rd., Suite 500
                                                       investment objective by investing primarily    Rockville, MD 20850
                                                       in other Rydex mutual funds (the "underlying
                                                       funds") instead of in individual securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT EP Conservative                               Each EPT Fund is a "fund of funds," which      Rydex Investments
                                                       means that each Fund seeks to achieve its      9601 Blackwell Rd., Suite 500
                                                       investment objective by investing primarily    Rockville, MD 20850
                                                       in other Rydex mutual funds (the "underlying
                                                       funds") instead of in individual securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT EP Moderate                                   Each EPT Fund is a "fund of funds," which      Rydex Investments
                                                       means that each Fund seeks to achieve its      9601 Blackwell Rd., Suite 500
                                                       investment objective by investing primarily    Rockville, MD 20850
                                                       in other Rydex mutual funds (the "underlying
                                                       funds") instead of in individual securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe Advantage Fund                         Investment results that correlate to the       Rydex Investments
                                                       performance of a specific benchmark            9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services Fund                       Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond                          Investment results that correspond to a        Rydex Investments
Advantage Fund                                         benchmark for U.S. Government securities       9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
                                       45

------------------------------------------------------------------------------------------------------------------------------------
                                    SHARE CLASS (IF
         UNDERLYING FUND              APPLICABLE)          INVESTMENT OBJECTIVE                             INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care Fund                              Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity                                 To provide capital appreciation consistent     Rydex Investments
                                                       with the return and risk characteristics of    9601 Blackwell Rd., Suite 500
                                                       the long/short hedge fund universe.            Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet Fund                                 Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                      Investment results that will match the         Rydex Investments
                                                       performance of a specific benchmark on a       9601 Blackwell Rd., Suite 500
                                                       daily basis                                    Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long                       Total return                                   Rydex Investments
Bond Fund                                                                                             9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid Cap Fund                          Investment results that will match the         Rydex Investments
                                                       performance of a specific benchmark            9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund                              Investment results that will match the         Rydex Investments
                                                       performance of a specific benchmark            9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell 2000(R)                       Investment results that will match the         Rydex Investments
Fund                                                   performance of a specific benchmark            9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund                          Investment results that will inversely         Rydex Investments
                                                       correlate to the performance of the S&P 500    9601 Blackwell Rd., Suite 500
                                                       Index(TM)                                         Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan Advantage Fund                          Investment results that correlate to the       Rydex Investments
                                                       performance of a specific benchmark            9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Growth Fund                         Investment results that will match the         Rydex Investments
                                                       performance of a benchmark for large cap       9601 Blackwell Rd., Suite 500
                                                       growth securities                              Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Value Fund                          Investment results that will match the         Rydex Investments
                                                       performance of a benchmark for large cap       9601 Blackwell Rd., Suite 500
                                                       value securities                               Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure Fund                                  Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Advantage Fund                        Investment results that will match the         Rydex Investments
                                                       performance of a benchmark for mid-cap         9601 Blackwell Rd., Suite 500
                                                       securities                                     Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Growth Fund                           Investment results that will match the         Rydex Investments
                                                       performance of a benchmark for mid-cap growth  9601 Blackwell Rd., Suite 500
                                                       securities                                     Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Value Fund                            Investment results that will match the         Rydex Investments
                                                       performance of a benchmark for mid-cap value   9601 Blackwell Rd., Suite 500
                                                       securities                                     Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap Core Equity                         Long-term capital appreciation.                Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
                                       49

------------------------------------------------------------------------------------------------------------------------------------
                                    SHARE CLASS (IF
         UNDERLYING FUND              APPLICABLE)          INVESTMENT OBJECTIVE                             INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                     Investment results that will match the         Rydex Investments
                                                       performance of a specific benchmark on a       9601 Blackwell Rd., Suite 500
                                                       daily basis                                    Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                      Investment results that will match the         Rydex Investments
                                                       performance of a specific benchmark for        9601 Blackwell Rd., Suite 500
                                                       over-the-counter securities                    Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals Fund                          Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate Fund                              Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing Fund                                Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R) Advantage                     Investment results that will match the         Rydex Investments
Fund                                                   performance of a benchmark for small-cap       9601 Blackwell Rd., Suite 500
                                                       securities                                     Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                          Long-term capital appreciation                 Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Growth Fund                         Investment results that will match the         Rydex Investments
                                                       performance of a benchmark for small-cap       9601 Blackwell Rd., Suite 500
                                                       growth securities                              Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Value Fund                          Investment results that will match the         Rydex Investments
                                                       performance of a benchmark for small-cap       9601 Blackwell Rd., Suite 500
                                                       value securities                               Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology Fund                               Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications Fund                       Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation Fund                           Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money                         Security of principal, high current income,    Rydex Investments
Market Fund                                            and liquidity                                  9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities Fund                                Capital appreciation                           Rydex Investments
                                                                                                      9601 Blackwell Rd., Suite 500
                                                                                                      Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------------------

SBL Fund Series D                                      Long-term growth of capital                    6th Avenue Investment
(SBL Global)                                                                                          Management Company, LLC
                                                                                                      5801 SW 6th Avenue
                                                                                                      Topeka, KS 66636
                                                                                                      (Investment Adviser)


                                                                                                      OppenheimerFunds, Inc.
                                                                                                      498 Seventh Avenue
                                                                                                      New York, NY 10018
                                                                                                      (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
                                       50

------------------------------------------------------------------------------------------------------------------------------------
                                    SHARE CLASS (IF
         UNDERLYING FUND              APPLICABLE)          INVESTMENT OBJECTIVE                             INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------

SBL Fund Series Q                                      Long-term capital appreciation                 6th Avenue Investment
(SBL Small Cap Value)                                                                                 Management Company, LLC
                                                                                                      5801 SW 6th Avenue
                                                                                                      Topeka, KS 66636
                                                                                                      (Investment Adviser)

                                                                                                      Wells Capital Management Inc.
                                                                                                      525 Market Street
                                                                                                      San Francisco, CA 94105
                                                                                                      (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government               Class II       High current return consistent with            Van Kampen Asset Management
Portfolio                                              preservation of capital                        1221 Avenue of the Americas
                                                                                                      New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------


Wells Fargo Advantage                                  Long-term capital appreciation                 Wells Capital Management Inc.
Opportunity VT Fund                                                                                   525 Market Street, 10th Floor
                                                                                                      San Francisco, CA 94105
------------------------------------------------------------------------------------------------------------------------------------

                                       51

                         ELITEDESIGNSSM VARIABLE ANNUITY


                        SBL VARIABLE ANNUITY ACCOUNT XIV
                                DATED MAY 1, 2007


                       STATEMENT OF ADDITIONAL INFORMATION


                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2007, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY.............................................   3
   Safekeeping of Assets....................................................   3

METHOD OF DEDUCTING THE EXCESS CHARGE.......................................   3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS.......   4
   Section 403(b)...........................................................   4
   Roth 403(b)..............................................................   4

   Sections 408 and 408A....................................................   4


PERFORMANCE INFORMATION.....................................................   5


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................   5

FINANCIAL STATEMENTS........................................................   6



--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE
The annual mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the annual administration charge of 0.25% of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the OppenheimerFunds Global Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:

--------------------------------------------------------------------------------
Excess Charge on an Annual Basis..................................     0.10%
--------------------------------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

--------------------------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date......                       $10.00
Accumulation Unit Value
   as of Reinvestment Date................                       $  9.975
                                                                  -------
Gross Dividend Per Unit...................                       $  0.025
Less:  Excess Charge Per Unit.............                    -  $  0.00085
                                                                  ---------
Net Dividend Per Unit.....................                       $  0.02415
Times:  Number of Accumulation Units......                    x        5,000
                                                                 -----------
Net Dividend Amount.......................                          $ 120.75
--------------------------------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the OppenheimerFunds Global Subaccount, as follows:
$0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.


--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits. The maximum exclusion allowance (MEA) limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to the applicable dollar amount shown in the table below:

------------------------------------------------------------------
            TAX YEAR                       DEFERRED AMOUNT
------------------------------------------------------------------

       2006 and thereafter                     $15,500
------------------------------------------------------------------


The $15,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. If an individual is age 50 or over, catch up contributions can be made to a 403(b) annuity during each tax year at the rates set forth in the table below:

------------------------------------------------------------------
            TAX YEAR                         ADDITIONAL
                                           CATCH UP AMOUNT
------------------------------------------------------------------

              2007                             $5,000
------------------------------------------------------------------

The $5,000 limit may also be adjusted for inflation in $500 increments for future tax years. The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit for 2007 is the lesser of (i) $45,000 or
(ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions-- $15,500 in 2007 with a $5,000 limit on catch up contributions on or after age 50, and a special additional $3,000 limit for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

---------------------------------------------------------
            TAX YEAR                       AMOUNT
---------------------------------------------------------

              2007                         $4,000
       2008 and thereafter                 $5,000
---------------------------------------------------------


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of


--------------------------------------------------------------------------------
                                        4

--------------------------------------------------------------------------------



(a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:


              Effective Yield = [(Base Period Return + 1)365/7] - 1


Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).


Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 1.45%; (2) the annual administration charge of 0.25%; and (3) the contingent deferred sales charge.


Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.


Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.


Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at



--------------------------------------------------------------------------------
                                        5

--------------------------------------------------------------------------------


December 31, 2006, and for each of the specified periods ended December 31, 2006, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the audited financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


--------------------------------------------------------------------------------
                                        6

CONSOLIDATED FINANCIAL STATEMENTS

Security Benefit Life Insurance Company and Subsidiaries
Years Ended December 31, 2006, 2005, and 2004
With Report of Independent Registered Public Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2006, 2005, and 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Consolidated Financial Statements

Consolidated Balance Sheets....................................................2
Consolidated Statements of Income..............................................4
Consolidated Statements of Changes in Stockholder's Equity.....................5
Consolidated Statements of Cash Flows..........................................6
Notes to Consolidated Financial Statements.....................................8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

March 2, 2007

                   Security Benefit Life Insurance Company
                              and Subsidiaries

                         Consolidated Balance Sheets


                                                                                             DECEMBER 31
                                                                                         2006              2005
                                                                              -------------------------------------
                                                                                           (In Thousands,
                                                                                        Except Share Amounts)
ASSETS
Investments:
  Securities available-for-sale:
   Bonds                                                                             $ 4,798,347       $ 4,844,508
   Equity securities                                                                      85,565            71,396
  Bonds held-to-maturity                                                                  33,488            36,316
  Mutual funds                                                                            90,749            97,935
  Policy loans                                                                           101,314            95,782
  Cash and cash equivalents                                                               66,887            88,264
  Short-term investments                                                                   8,480             9,770
  Other invested assets                                                                   97,536            78,764
                                                                              -------------------------------------
Total investments                                                                      5,282,366         5,322,735

Accrued investment income                                                                 45,367            45,036
Collateral held for securities lending                                                   179,868           499,683
Accounts receivable                                                                       17,052             9,514
Income taxes receivable                                                                    3,705             4,105
Reinsurance recoverable                                                                  508,506           502,575
Property and equipment, net                                                               60,106            62,034
Deferred policy acquisition costs                                                        463,607           425,411
Deferred sales inducement costs                                                          103,094            79,490
Other assets                                                                             103,841            99,440
Separate account assets                                                                6,502,869         5,508,396
                                                                              -------------------------------------
Total assets                                                                         $13,270,381       $12,558,419
                                                                              =====================================



                                       2

                                                                                              DECEMBER 31
                                                                                         2006              2005
                                                                              -------------------------------------
                                                                                           (In Thousands,
                                                                                        Except Share Amounts)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values                                         $ 5,514,176       $ 5,485,378
  Policy and contract claims                                                               4,223             5,560
  Other policyholder funds                                                                18,439            18,888
  Accounts payable and accrued expenses                                                   64,925            62,263
  Deferred income tax liability                                                           91,689            67,974
  Long-term debt                                                                         150,000           150,000
  Mortgage debt                                                                           44,004            45,566
  Securities lending obligation                                                          179,868           499,683
  Other liabilities                                                                       18,647            21,524
  Separate account liabilities                                                         6,502,869         5,508,396
                                                                              -------------------------------------
Total liabilities                                                                     12,588,840        11,865,232

Stockholder's equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding                                                 7,000             7,000
Additional paid-in capital                                                                43,631            43,631
Accumulated other comprehensive loss                                                     (21,931)           (2,963)
Retained earnings                                                                        652,841           645,519
                                                                              -------------------------------------
Total stockholder's equity                                                               681,541           693,187


                                                                              -------------------------------------
Total liabilities and stockholder's equity                                           $13,270,381       $12,558,419
                                                                              =====================================

See accompanying notes.


            Security Benefit Life Insurance Company
                       and Subsidiaries

               Consolidated Statements of Income


                                                                                  YEAR ENDED DECEMBER 31
                                                                          2006             2005             2004
                                                                ---------------------------------------------------
                                                                                     (In Thousands)
Revenues:
  Insurance premiums and other considerations                          $   7,689         $  8,997         $  7,120
  Asset-based fees                                                       152,940          131,622          124,303
  Other product charges                                                   31,007           29,152           27,922
  Net investment income                                                  268,922          252,978          225,958
  Net realized/unrealized capital gains                                    2,542            2,342            2,536
Other revenues                                                            13,173           16,381           11,992
                                                                ---------------------------------------------------
Total revenues                                                           476,273          441,472          399,831

Benefits and expenses:
  Annuity benefits:
   Interest credited to account balances                                 199,383          175,876          154,620
   Benefits in excess of account balances                                 34,130           27,630           15,673
  Traditional life insurance benefits                                       (704)           1,554           (1,937)
  Other benefits                                                          (4,089)          (4,353)           8,363
                                                                ---------------------------------------------------
  Total benefits                                                         228,720          200,707          176,719

  Commissions and other operating expenses                               109,167          103,931          100,646
  Amortization of deferred policy acquisition
   costs                                                                  55,853           57,416           41,467
  Interest expense                                                        14,862           14,968           15,505
  Other expenses                                                           9,887            9,726            8,843
                                                                ---------------------------------------------------
Total benefits and expenses                                              418,489          386,748          343,180
                                                                ---------------------------------------------------

Income before income tax expense                                          57,784           54,724           56,651
Income tax expense                                                        10,462            9,436            6,072
                                                                ---------------------------------------------------
Net income                                                              $ 47,322         $ 45,288         $ 50,579
                                                                ===================================================


See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity


                                                                             ACCUMULATED
                                                               ADDITIONAL       OTHER
                                                    COMMON      PAID-IN     COMPREHENSIVE    RETAINED
                                                    STOCK       CAPITAL     INCOME (LOSS)    EARNINGS      TOTAL
                                               --------------------------------------------------------------------
                                                                            (In Thousands)

Balance at January 1, 2004                          $ 7,000          $ -         $ 9,479    $ 641,283    $ 657,762
  Comprehensive income:
   Net income                                             -            -               -       50,579       50,579
   Other comprehensive income, net                        -            -          15,405            -       15,405
                                                                                                     -------------
  Comprehensive income                                                                                      65,984
  Transfer of net assets of subsidiary
   to parent company in exchange
   for intercompany promissory note                       -       43,631               -      (43,631)           -
  Dividends paid                                          -            -               -      (10,000)     (10,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2004                          7,000       43,631          24,884      638,231      713,746
  Comprehensive income:
   Net income                                             -            -               -       45,288       45,288
   Other comprehensive loss, net                          -            -         (27,847)           -      (27,847)
                                                                                                     -------------
  Comprehensive income                                                                                      17,441
  Dividends paid                                          -            -               -      (38,000)     (38,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2005                          7,000       43,631          (2,963)     645,519      693,187
  Comprehensive income:
   Net income                                             -            -               -       47,322       47,322
   Other comprehensive loss, net                          -            -         (18,968)           -      (18,968)
                                                                                                     -------------
  Comprehensive income                                                                                      28,354
  Dividends paid                                          -            -               -      (40,000)     (40,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2006                        $ 7,000     $ 43,631       $ (21,931)    $652,841     $681,541
                                               ====================================================================


See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows


                                                                                  YEAR ENDED DECEMBER 31
                                                                              2006           2005           2004
                                                                     ----------------------------------------------
                                                                                       (In Thousands)
OPERATING ACTIVITIES
Net income                                                                  $ 47,322      $ 45,288        $ 50,579
Adjustments to reconcile net income to net cash and
  cash equivalents provided by operating activities:
   Net realized/unrealized capital gains                                      (2,542)       (2,342)         (2,536)
   Depreciation                                                                4,634         4,483           4,169
   Amortization of investment premiums and discounts                          10,137         7,388          10,905
   Annuity and interest-sensitive life products -
    interest credited to account balances                                    199,383       175,876         154,620
   Policy acquisition costs deferred                                         (85,308)      (77,268)        (74,896)
   Amortization of deferred policy acquisition costs                          55,853        57,416          41,467
   Sales inducement costs deferred                                           (36,838)      (30,676)        (16,904)
   Amortization of sales inducement costs                                     13,234        11,501           8,222
   Net sales of mutual funds, trading                                          9,018           532          17,775
   Other changes in operating assets and liabilities                           6,494        19,459         (19,647)
                                                                     ----------------------------------------------
Net cash and cash equivalents provided by operating
  activities                                                                 221,387       211,657         173,754

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
  Bonds available-for-sale                                                   524,353       761,924         719,493
  Equity securities available-for-sale                                         2,815         9,533          57,000
  Bonds held-to-maturity                                                       3,332         8,557          14,301
  Mutual funds, other than trading                                            35,270        42,523             211
  Mortgage loans                                                                   -           646           9,623
  Other invested assets                                                        2,890        13,251           2,905
                                                                     ----------------------------------------------
                                                                             568,660       836,434         803,533
Acquisitions of investments:
  Bonds available-for-sale                                                  (515,608)     (878,879)     (1,100,062)
  Equity securities available-for-sale                                       (14,654)      (16,591)        (62,863)
  Mutual funds, other than trading                                              (793)      (36,401)        (53,328)
  Other invested assets                                                      (24,537)      (51,023)         (6,683)
                                                                     ----------------------------------------------
                                                                            (555,592)     (982,894)     (1,222,936)

Net (purchases) sales of property and equipment                               (1,615)       (1,638)         13,924
Net purchases of short-term investments                                      (33,582)            -          (6,761)
Net (decrease) increase in policy loans                                       (5,532)       (3,173)          1,645
                                                                     ----------------------------------------------
Net cash and cash equivalents used in investing activities                   (27,661)     (151,271)       (410,595)


                                       6

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                Consolidated Statements of Cash Flows (continued)


                                                                                  YEAR ENDED DECEMBER 31
                                                                             2006           2005           2004
                                                                     ----------------------------------------------
                                                                                        (In Thousands)
FINANCING ACTIVITIES
Payments on mortgage debt                                                   $ (1,562)     $ (1,460)       $ (1,364)
Dividends paid                                                               (40,000)      (38,000)        (10,000)
Deposits to annuity account balances                                         554,400       634,893         629,417
Withdrawals from annuity account balances                                   (727,941)     (624,113)       (441,702)
                                                                     ----------------------------------------------
Net cash and cash equivalents (used in) provided by
  financing activities                                                      (215,103)      (28,680)        176,351
                                                                     ----------------------------------------------

(Decrease) increase in cash and cash equivalents                             (21,377)       31,706         (60,490)
Cash and cash equivalents at beginning of year                                88,264        56,558         117,048
                                                                     ----------------------------------------------
Cash and cash equivalents at end of year                                    $ 66,887      $ 88,264        $ 56,558
                                                                     ==============================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (received) during the year for:
  Interest                                                                  $ 14,846      $ 15,210        $ 16,180
                                                                     ==============================================

  Income taxes                                                              $ (3,696)     $  9,322        $ (1,721)
                                                                     ==============================================

NONCASH INVESTING AND FINANCING ACTIVITIES
Transfer of net assets of subsidiary to parent company
in exchange for intercompany promissory note                                $      -      $      -        $ 43,631
                                                                     ==============================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2006


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels.

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

BASIS OF PRESENTATION

The consolidated financial statements include the operations and accounts of the Company and its subsidiary, Security Management Company, LLC (SMC), and prior to April 14, 2004, Security Benefit Group, Inc. (SBG). (See Note 13.) The consolidated financial statements of SBG include its subsidiaries, First Security Benefit Life Insurance and Annuity Company of New York; Security Distributors, Inc.; Security Benefit Academy, Inc.; and Security Financial Resources, Inc. Significant intercompany accounts and transactions have been eliminated in consolidation. The Company's ownership of SMC was 90% at December 31, 2006 and 2005. Minority interest amounts held by SBC of $1,593,000 and $241,000 in the net income and members' equity of SMC, respectively, are included in consolidated other expenses and other liabilities for the year ended December 31, 2006. As of December 31, 2005, minority interest amounts held by SBC are $2,621,000 and $430,000 in the net income and members' equity of SMC, respectively, and are included in consolidated other expenses and other liabilities.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect amounts reported and disclosed. Actual results could differ from those estimates. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This SOP addressed an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance.

SOP 03-01 requires the recognition of a liability in addition to the contract account value in cases where the insurance benefit feature results in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacts the amortization of deferred policy acquisition costs.

The guidance also required that if the separate account arrangement does not meet the newly specified criteria of a separate account, assets and liabilities under the arrangement should be accounted for, valued, and reported as general account assets and liabilities of the Company. Revenue and expenses related to such arrangements are recognized within the respective revenue and expense lines in the consolidated statements of income.

SOP 03-01 was adopted effective January 1, 2004.

In March 2004, the Emerging Issues Task Force (EITF) reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1). EITF 03-1 was intended to provide accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted under the cost method should be considered other than temporary and recognized in income. In September 2004, the Financial Accounting Standards Board (FASB) issued Financial Staff Position (FSP) EITF 03-1-1, delaying the effective date for the accounting and measurement provisions of EITF 03-1 until further clarification could be provided.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of EITF 03-1. FSP FAS 115-1 and FAS 124-1 addresses
(1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 is for the reporting periods that begin after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's consolidated financial statements.

On September 19, 2005, the Accounting Standards Executive Committee (AcSEC) issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from the replaced contract should not be deferred in connection with the replacement contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is analyzing the impact of adopting SOP 05-1.

In February 2006, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. SFAS No. 155 is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006, which for the Company is January, 1 2007. The adoption of SFAS No. 155 is not expected to have a material impact on the Company's consolidated financial statements.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In July 2006, the FASB issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN No. 48). FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. FIN No. 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN No. 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN No. 48 establishes a two-step process for evaluation of tax positions. The first step is recognition, under which the enterprise determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The enterprise is required to presume the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The second step is measurement, under which a tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. FIN No. 48 is effective for fiscal years beginning after December 15, 2006. Therefore, FIN No. 48 is effective for the Company's fiscal year beginning January 1, 2007. The cumulative effect of adopting FIN No. 48 is required to be reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity) for that fiscal year, presented separately. The Company is analyzing the impact of adopting FIN No. 48.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value which will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the interest method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Mutual funds include affiliated mutual funds and seed money investments. During 2005 and 2004, a portion of the mutual funds investments was purchased to generate returns for certain liabilities. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/unrealized capital gains in the consolidated statements of income.

Policy loans are reported at unpaid principal. Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for by using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of the unconsolidated entities amounted to $84.7 million and $65 million

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

at December 31, 2006 and 2005, respectively. During 2006, 2005, and 2004, the Company included $6.3 million, $2.7 million, and $(324,000), respectively, in net investment income representing the Company's share of current year net income (loss) of the unconsolidated entities. Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In July 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

DERIVATIVES

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value, regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 6.5% for the years 2007 through 2011 and 8.5% thereafter), mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in deferred policy acquisition costs and were reclassified as part of the adoption of SOP 03-01. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

PROPERTY AND EQUIPMENT

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:


                                                                                  2006               2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Land                                                                     $        450      $        450
     Land improvements                                                                 539                 -
     Data processing equipment                                                         399               108
     Computer software                                                              18,148            17,884
     Other                                                                           1,761             1,712
     Building                                                                       52,139            51,560
     Furniture                                                                       6,687             6,001
                                                                           ------------------------------------
                                                                                    80,123            77,715
     Less accumulated depreciation                                                  20,017            15,681
                                                                           ------------------------------------
                                                                              $     60,106      $     62,034
                                                                           ====================================


The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. During 2005, the lease was modified to increase the amount of office space leased to the FHLB. The remaining terms of the operating lease remain unchanged. Expected future minimum rents to be received from the FHLB at December 31, 2006, related to the noncancelable portion of the lease are $955,000 annually for years 2007 through 2011 and $5,175,000 thereafter.

BUSINESS OWNED LIFE INSURANCE

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $74,089,000 and $70,699,000 at December 31, 2006 and 2005, respectively, with the change in value of $3,390,000, $3,310,000, and $3,461,000 for 2006, 2005, and 2004, respectively, recorded in other income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.75% to 10% during 2006, from 1.5% to 15% during 2005, and from 2% to 9% during 2004.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of income as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company will record a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize these benefits. The valuation allowance as of December 31, 2006, is $5,660,000 (see Note 8). There was no valuation allowance as of December 31, 2005.

RECOGNITION OF REVENUES

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and cash equivalents and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

     Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Business owned life insurance and mortgage loans: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

     Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, on pricing models or formulas using current assumptions.

     Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

     Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

     Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2006 and 2005, is as follows:


                                                                      DECEMBER 31, 2006
                                                    -------------------------------------------------------
                                                                       GROSS         GROSS
                                                        AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                                                          COST         GAINS         LOSSES        VALUE
                                                    -------------------------------------------------------
                                                                        (In Thousands)
 AVAILABLE-FOR-SALE
 Bonds:
    U.S. Treasury securities and obligations of
      U.S. government corporations and agencies       $   192,478  $       63     $   2,525   $    190,016
    Corporate securities                                2,608,449      23,319        34,963      2,596,805
    Mortgage-backed securities                          1,871,724       3,341        30,279      1,844,786
    Asset-backed securities                               167,728         499         1,487        166,740
                                                    -------------------------------------------------------
 Total bonds                                          $ 4,840,379  $   27,222     $  69,254   $  4,798,347
                                                    =======================================================

 Equity securities                                    $    85,205  $      380     $      20   $     85,565
                                                    =======================================================

 HELD-TO-MATURITY
 Bonds:
    Obligations of states and political subdivisions  $     1,634  $        -     $      72   $      1,562
    Corporate securities                                   31,704       1,986             -         33,690
    Mortgage-backed securities                                150           -             -            150
                                                    -------------------------------------------------------
 Total bonds                                          $    33,488  $    1,986     $      72   $     35,402
                                                    =======================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                                                                          DECEMBER 31, 2005
                                                        -------------------------------------------------------
                                                                          GROSS         GROSS
                                                           AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                                                             COST         GAINS         LOSSES        VALUE
                                                        -------------------------------------------------------
                                                                            (In Thousands)
     Available-for-sale
     Bonds:
        U.S. Treasury securities and obligations of
          U.S. government corporations and agencies       $   317,865  $      145     $   4,212    $   313,798
        Corporate securities                                2,472,008      37,766        25,016      2,484,758
        Mortgage-backed securities                          1,917,011       7,457        25,896      1,898,572
        Asset-backed securities                               148,125         577         1,322        147,380
                                                        -------------------------------------------------------
     Total bonds                                          $ 4,855,009  $   45,945     $  56,446    $ 4,844,508
                                                        =======================================================

     Equity securities                                    $    71,256  $      141     $       1    $    71,396
                                                        =======================================================

     Held-to-maturity
     Bonds:
        Obligations of states and political subdivisions  $     1,967  $        -     $     102    $     1,865
        Corporate securities                                   33,582       2,554           152         35,984
        Mortgage-backed securities                                767           -             -            767
                                                        -------------------------------------------------------
     Total bonds                                          $    36,316  $    2,554     $     254    $    38,616
                                                        =======================================================


The amortized cost and fair value of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.


                                                       AVAILABLE-FOR-SALE              HELD-TO-MATURITY
                                                 --------------------------------------------------------------
                                                     AMORTIZED          FAIR          AMORTIZED        FAIR
                                                       COST            VALUE            COST           VALUE
                                                 --------------------------------------------------------------
                                                                        (In Thousands)

     Due in one year or less                       $      89,885  $      85,822    $         -    $         -
     Due after one year through five years             1,054,386      1,050,198          8,514          8,651
     Due after five years through ten years              663,182        655,999         18,346         19,305
     Due after ten years                                 993,474        994,802          6,478          7,296
     Mortgage-backed securities                        1,871,724      1,844,786            150            150
     Asset-backed securities                             167,728        166,740              -              -
                                                 --------------------------------------------------------------
                                                   $   4,840,379  $   4,798,347    $    33,488    $    35,402
                                                 ==============================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2006 and 2005, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows (in thousands):


                                                                    DECEMBER 31, 2006
                                           ---------------------------------------------------------------------
                                             LESS THAN 12 MONTHS  GREATER THAN OR EQUAL
                                                                       TO 12 MONTHS
                                           ----------------------------------------------
                                                           GROSS                GROSS      TOTAL    TOTAL GROSS
                                               CARRYING  UNREALIZED  CARRYING UNREALIZED  CARRYING   UNREALIZED
                                               AMOUNT      LOSSES     AMOUNT    LOSSES     AMOUNT      LOSSES
                                           ---------------------------------------------------------------------
     Fixed maturities, available-for-sale:
        U.S. Treasury securities and
          obligations of U.S. government
          corporations
          and agencies                       $  14,094   $    195  $  171,944  $  2,330  $  186,038  $  2,525
        Corporate securities                   425,642      4,674     885,435    30,289   1,311,077    34,963
        Mortgage-backed securities             322,654      2,661   1,243,145    27,618   1,565,799    30,279
        Asset-backed securities                 64,695        682      22,295       805      86,990     1,487
                                           ---------------------------------------------------------------------
     Total fixed maturities,                 $ 827,085   $  8,212  $2,322,819  $ 61,042  $3,149,904  $ 69,254
        available-for-sale
                                           =====================================================================

     Total equity securities,
        available-for-sale                   $       -   $      -  $       20  $     20  $       20  $     20
                                           =====================================================================

     Fixed maturities, held-to-maturity      $       -   $      -  $    1,634  $     72  $    1,634  $     72
                                           =====================================================================

                                                                    DECEMBER 31, 2005
                                           ---------------------------------------------------------------------
                                             LESS THAN 12 MONTHS  GREATER THAN OR EQUAL
                                                                       TO 12 MONTHS
                                           ----------------------------------------------
                                                            GROSS                GROSS       TOTAL   TOTAL GROSS
                                              CARRYING   UNREALIZED CARRYING   UNREALIZED  CARRYING  UNREALIZED
                                                AMOUNT     LOSSES     AMOUNT     LOSSES      AMOUNT     LOSSES
                                           ---------------------------------------------------------------------
     Fixed maturities, available-for-sale:
        U.S. Treasury securities and
          obligations of U.S. government
          corporations
          and agencies                      $  144,909   $  2,044  $ 157,802  $  2,168   $  302,711  $  4,212
        Corporate securities                   663,856     12,325    367,095    12,691    1,030,951    25,016
        Mortgage-backed securities             935,675     11,690    424,355    14,206    1,360,030    25,896
        Asset-backed securities                 68,031        640     19,076       682       87,107     1,322
                                           ---------------------------------------------------------------------
     Total fixed maturities,                $1,812,471   $ 26,699  $ 968,328  $ 29,747   $2,780,799  $ 56,446
        available-for-sale
                                           =====================================================================

     Total equity securities,
        available-for-sale                  $        -   $      -  $       1  $      1   $        1  $      1
                                           =====================================================================

     Fixed maturities, held-to-maturity     $        -   $      -  $   6,910  $    254   $    6,910  $    254
                                           =====================================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

As of December 31, 2006, the Company held $3,149.9 million in available-for-sale fixed maturity securities with unrealized losses of $69.3 million. The Company's portfolio consists of fixed maturity securities where 84% are investment grade (rated AAA through BBB-) with an average price of $98 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 161 securities with a carrying value of $827.1 million and unrealized losses of $8.2 million reflecting an average price of $99. Of this portfolio, 70% were investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $7.1 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 320 securities with a carrying value of $2,322.8 million and unrealized loss of $61 million. Of this portfolio, 91% were investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $60.5 million.

The Company closely monitors its below investment grade holdings and those investment grade names where there are concerns. While the portfolio is in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost;
(2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

At December 31, 2006, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below.


                                                                           DECEMBER 31, 2006
                                                          -----------------------------------------------------
                                                                AMORTIZED        UNREALIZED        ESTIMATED
                                                                  COST              LOSS          FAIR VALUE
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Less than 12 months:
        Asset-backed securities                              $        730     $        289      $        441

     Greater than 12 months:
        Corporate securities                                        2,720              120             2,600
        Asset-backed securities                                     1,565              110             1,455
                                                          -----------------------------------------------------
                                                                    4,285              230             4,055
                                                          -----------------------------------------------------
     Total                                                   $      5,015     $        519      $      4,496
                                                          =====================================================


The debt securities included on the watch list cross several industries with no concentration in any one industry. The securities include corporate securities and asset-backed securities. The watch list includes 3 securities, of which 2 have been on the list for over 12 months. The combined fair value of the watch list securities was 90% of book value. Improving stable economic conditions, adequate liquidity and cash flows, sufficient collateral, and stable to improving operating performance, as well as all of the securities being current as to principal and interest, were factors considered in concluding that an other-than-temporary impairment charge was not necessary. In addition, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Major categories of net investment income for the years ended December 31, 2006, 2005, and 2004, are summarized as follows:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Interest on bonds                                       $    259,507     $    244,493      $    221,915
     Dividends on equity securities                                 4,648            3,177             2,332
     Dividends on mutual funds                                      3,387            2,106             1,678
     Interest on mortgage loans                                         -               25               166
     Interest on policy loans                                       6,053            5,798             6,002
     Interest on short-term investments                             4,133            2,797             1,636
     Other                                                         (1,045)             247            (4,125)
                                                          -----------------------------------------------------
     Total investment income                                      276,683          258,643           229,604

     Less investment expenses                                       7,761            5,665             3,646
                                                          -----------------------------------------------------
     Net investment income                                   $    268,922     $    252,978      $    225,958
                                                          =====================================================


Proceeds from sales of bonds and equity securities available-for-sale and related realized gains and losses for the years ended December 31, 2006, 2005, and 2004, are as follows:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Proceeds from sales                                     $    285,955     $    386,462      $    222,056
     Gross realized gains                                           3,604            7,491            10,153
     Gross realized losses                                          2,030            4,165             2,786


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Net realized/unrealized capital gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2006, 2005, and 2004, consist of the following:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Realized gains (losses):
        Bonds                                                 $     1,574      $     2,532       $     6,586
        Equity securities                                               -              794               281
        Mutual funds - trading                                          -              616               176
        Mutual funds - other than trading                               -               26                 -
        Other                                                           3                -                 -
                                                          -----------------------------------------------------
     Total realized gains                                           1,577            3,968             7,043

     Impairments:
        Bonds                                                           -           (1,524)           (5,469)
                                                          -----------------------------------------------------
     Total impairments                                                  -           (1,524)           (5,469)

     Holding gains (losses):
        Mutual funds - trading                                          -             (604)              836
        Mutual funds - other than trading                           1,883            1,513             2,989
                                                          -----------------------------------------------------
     Total holding gains                                            1,883              909             3,825
                                                          -----------------------------------------------------
                                                                    3,460            3,353             5,399
     Related impact on deferred policy acquisition costs             (918)          (1,011)           (2,863)
                                                          -----------------------------------------------------
     Net realized/unrealized capital gains                    $     2,542      $     2,342       $     2,536
                                                          =====================================================


There were no outstanding agreements to sell securities at December 31, 2006 or 2005.

At December 31, 2006, the Company had approximately $1.4 billion in securities pledged as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 11), and the home office building (see
Note 12).

At December 31, 2006, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the Kansas Insurance Department to comply with statutory regulations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has entered into several interest rate swap agreements to manage interest rate risk. The interest rate swap agreements effectively modify the Company's exposure to interest risk by converting certain of the Company's fixed rate liabilities to a floating rate based on LIBOR over the next two years. The notional amounts of the swaps are $42.5 million and $45 million at December 31, 2006 and 2005, respectively, and are scheduled to decline as the liabilities mature. These agreements involve the receipt of fixed rate amounts in exchange for floating rate interest payments over the life of the agreements without an exchange of the underlying principal amount. The Company also has interest rate swap agreements which effectively modify fixed rate bonds into floating rate investments based on LIBOR over the next ten years. The notional amounts of these swaps are $112 million and $127 million at December 31, 2006 and 2005, respectively.

During the years ended December 31, 2006, 2005, and 2004, the Company recognized a net gain of $296,000, $709,000, and $810,000, respectively, related to the ineffective portion of its fair value hedges that has been included in net investment income in the consolidated statements of income.

Cash Flow Hedging Strategy

The Company has entered into interest rate swap agreements that effectively convert a portion of its floating rate liabilities to a fixed rate basis, thus reducing the impact of interest rate changes on future income. The swap agreements expired during 2005.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

During the years ended December 31, 2005 and 2004, the Company recognized a gain of $251,000 and $272,000, respectively, related to the ineffective portion of its hedging instruments that has been included in net investment income in the consolidated statements of income.

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of the equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and the realized gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2006, 2005, and 2004, the Company realized a loss of $14.6 million, $7.9 million, and $6.4 million, respectively, on these futures contracts that has been included in net investment income in the consolidated statements of income. The Company held 375 and 357 futures contracts at December 31, 2006 and 2005, respectively.

3. DEFERRED POLICY ACQUISITION COSTS

An analysis of the deferred policy acquisition costs asset balance (other than the value of business acquired and sales inducements) is presented below for the years ended December 31:

                                                                                     2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     330,794     $     250,227
        Cost deferred during the year                                                85,308            77,268
        Amortized to expense during the year                                        (43,980)          (44,062)
        Effect of realized gains on amortization of deferred
          policy acquisition costs                                                     (918)           (1,011)
        Effect of unrealized gains                                                   10,836            49,274
        Other                                                                        (1,177)             (902)
                                                                           ------------------------------------
     Balance at end of year                                                   $     380,863     $     330,794
                                                                           ====================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

The Present Value of Future Profits (PVFP) relates to reinsurance assumed in 2000 and 2003. Included in deferred policy acquisition costs in the consolidated balance sheets, PVFP reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts.

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:


                                                                                    2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     94,617      $    107,969
        Imputed interest                                                             6,091             6,909
        Amortization                                                               (17,964)          (20,261)
                                                                           ------------------------------------
     Balance at end of year                                                   $     82,744      $     94,617
                                                                           ====================================


Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 14.2% and 16.4% of the December 31, 2006, deferred policy acquisition cost balance in each of the years 2007 through 2011. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:


                                                                                    2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     79,490      $     60,315
        Acquisition                                                                 36,838            30,676
        Amortization                                                               (13,234)          (11,501)
                                                                           ------------------------------------
     Balance at end of year                                                   $    103,094      $     79,490
                                                                           ====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

4. OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) are as follows:


                                                                    Unrealized
                                                                  Gains (Losses)    Derivative
                                                                  on Available-    Instruments
                                                                     for-Sale         Gains
                                                                    Securities       (Losses)          Total
                                                                -----------------------------------------------
                                                                                (In Thousands)
     Accumulated other comprehensive income (loss) at
        January 1, 2004                                            $   12,632      $   (3,153)    $    9,479
          Other comprehensive income:
            Unrealized gains on available-for-sale securities          11,542               -         11,542
            Change in fair value of derivatives                             -           3,720          3,720
            Gains reclassified into earnings from other
              comprehensive income                                      4,387               -          4,387
            Unlocking of deferred policy acquisition costs              4,417               -          4,417
            Change in deferred income taxes                            (7,359)         (1,302)        (8,661)
                                                                -----------------------------------------------
          Total other comprehensive income                             12,987           2,418         15,405
                                                                -----------------------------------------------
     Accumulated other comprehensive income (loss) at                  25,619            (735)        24,884
        December 31, 2004 Other comprehensive (loss) income:
            Unrealized losses on available-for-sale securities        (95,952)              -        (95,952)
            Change in fair value of derivatives                             -             494            494
            Gains reclassified into earnings from other
              comprehensive income                                      3,341               -          3,341
            Unlocking of deferred policy acquisition costs             49,275               -         49,275
            Change in deferred income taxes                            15,168            (173)        14,995
                                                                -----------------------------------------------
          Total other comprehensive (loss) income                     (28,168)            321        (27,847)
                                                                -----------------------------------------------
     Accumulated other comprehensive loss at December                  (2,549)           (414)        (2,963)
        31, 2005
          Other comprehensive loss:
            Unrealized losses on available-for-sale securities        (34,771)              -        (34,771)
            Gains reclassified into earnings from other
              comprehensive income                                      3,460               -          3,460
            Unlocking of deferred policy acquisition costs             10,836               -         10,836
            Change in deferred income taxes                             1,507               -          1,507
                                                                -----------------------------------------------
          Total other comprehensive loss                              (18,968)              -        (18,968)
                                                                -----------------------------------------------
     Accumulated other comprehensive loss at
        December 31, 2006                                          $  (21,517)     $     (414)    $  (21,931)
                                                                ===============================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. EMPLOYEE BENEFIT PLANS

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $1,775,000, $1,446,000, and $2,589,000 for 2006, 2005, and 2004, respectively.

The Company participates in a number of annual discretionary incentive compensation plans for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts. Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. Incentive compensation expense amounted to $5,323,000, $5,097,000, and $4,370,000 for 2006, 2005, and 2004, respectively.

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

6. REINSURANCE

Principal reinsurance assumed transactions for the years ended December 31, 2006, 2005, and 2004, are summarized as follows, with the majority of the reinsurance balances resulting from the 2003 and 2000 acquisitions of blocks of deferred annuity contracts:


                                                                   2006             2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Reinsurance assumed:
        Premiums received                                    $     48,068     $     56,729      $     67,542
                                                          =====================================================
        Commissions paid                                     $      3,769     $      4,389      $      4,847
                                                          =====================================================
        Claims paid                                          $      7,077     $      9,354      $      9,718
                                                          =====================================================
        Surrenders paid                                      $    232,485     $    257,327      $    226,555
                                                          =====================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. REINSURANCE (CONTINUED)

Principal reinsurance ceded transactions for the years ended December 31, 2006, 2005, and 2004, are summarized as follows, with the majority of the reinsurance balances resulting from the 1997 transfer of the Company's life insurance business to another insurer:


                                                                  2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Reinsurance ceded:
        Premiums paid                                        $     35,317      $    36,440       $    37,356
                                                          =====================================================
        Commissions received                                 $      3,028      $     3,238       $     3,392
                                                          =====================================================
        Claim recoveries                                     $     21,725      $    23,966       $    18,861
                                                          =====================================================


In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

At December 31, 2006 and 2005, the Company has receivables totaling $508,506,000 and $502,575,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2006 and 2005, was $4.1 billion and $4.3 billion, respectively.

Effective as of August 1, 2004, the Company transferred, through a 100% coinsurance of general account liabilities, a closed block of group waiver of premium business with reserves of $18.4 million. The Company paid $12.6 million to the reinsurer and recognized a $5.8 million gain on the transaction which was deferred and will be amortized into income over a period of nine years. At December 31, 2006, the reserves were $14.8 million and were collateralized by assets of the reinsurer held in trust of $20 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. REINSURANCE (CONTINUED)

Effective December 31, 2003, the Company acquired, through a 100% coinsurance of general account liabilities and a 100% modified coinsurance of separate account liabilities, a block of approximately 15,000 deferred annuity contracts with general and separate account balances of $84.1 million and $587.1 million, respectively, and a block of approximately 9,300 variable life insurance contracts with general and separate account balances of $2.1 million and $61.7 million, respectively. The Company agreed to the payment of a reinsurance commission of $39.2 million which, in addition to other related items, was deferred and is being amortized over the estimated life of the business assumed, in relation to its estimated gross profits. The transaction, noncash as of December 31, 2003, resulted in an accounts receivable of $25.7 million representing cash transferred to the Company in 2004 less the commission paid and policy loans of $1 million. The general account balances have been recognized by the Company at December 31, 2006 and 2005, while separate account assets and liabilities continue to be reported on the books of the ceding company.

7. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

     o RESET provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

     o ROLL-UP DEATH BENEFIT provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

     o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

     o ENHANCED DEATH BENEFIT provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

     o COMBO DEATH BENEFIT provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:


                                               2006                                     2005
                            -----------------------------------------------------------------------------------
                                                           WEIGHTED                                  WEIGHTED
                              ACCOUNT      NET AMOUNT AT   AVERAGE       ACCOUNT     NET AMOUNT AT   AVERAGE
                               VALUE           RISK      ATTAINED AGE     VALUE          RISK       ATTAINED AGE
                            -----------------------------------------------------------------------------------
                                                          (Dollars in Millions)

     Return of premium         $  2,919      $    15         62         $  2,454      $    18         62
     Reset                          178            2         52              176            5         52
     Roll-up                        712           57         58              558           18         57
     Step-up                      4,869           56         61            4,842           96         61
     Combo                          447           27         65              400           32         59
                            ----------------------------             ----------------------------
     Subtotal                     9,125          157         61            8,430          169         61

     Enhanced                         -           21         65                -           20         65
                            ----------------------------             ----------------------------
     Total GMDB                $  9,125      $   178         61         $  8,430      $   189         61
                            ============================             ============================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The liability for guaranteed minimum death benefits on variable annuity contracts reflected in the general account as of December 31, 2006 and 2005, was $4,674,000 and $6,460,000, respectively. The liability for guaranteed minimum income benefits on variable annuity contracts reflected in the general account as of December 31, 2006, was $736,000. There was no liability for guaranteed minimum income benefits as of December 31, 2005.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios will be maintained for GMDB and GMIB.

The Company will recalculate its GMDB and GMIB reserves at each reporting date, and the resulting change in liability will be recognized in the consolidated statements of income as a benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2006:

     o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

     o    Mean long-term gross blended separate account growth rate of 8.5%.

     o    Equity volatility of 18%.

     o    Bond volatility of 5%.

     o    Mortality is 100% of Annuity 200 table.

     o Asset fees are equal to fund management fees and product loads (varies by product).

     o Discount rate is the long-term growth rate less asset fees (varies by product).

     o    Lapse rates vary by product and duration.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


8. INCOME TAXES

The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

Income tax expense (benefit) consists of the following for the years ended December 31, 2006, 2005, and 2004:


                                                                  2006              2005             2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Current                                                  $    (3,296)     $     2,027      $    (16,505)
     Deferred                                                      13,758            7,409            22,577
                                                          -----------------------------------------------------
                                                              $    10,462      $     9,436      $      6,072
                                                          =====================================================

The differences between reported income tax expense and that resulting from applying the statutory federal rate to income before income tax expense are as follows:


                                                                    2006            2005             2004
                                                              -------------------------------------------------
                                                                               (In Thousands)
     Federal income tax expense computed at statutory rate       $    20,224     $    19,153     $    19,828
     (Decreases) increases in taxes resulting from:
        Dividends received deduction                                  (5,877)         (5,248)         (8,941)
        Credits                                                       (2,915)         (3,445)         (4,000)
        Other                                                           (970)         (1,024)           (815)
                                                              -------------------------------------------------
                                                                 $    10,462     $     9,436     $     6,072
                                                              =================================================


The credits above include low-income housing tax credits and foreign tax credits. Based on events and analysis performed during 2004, prior tax accruals related to the dividends received deduction of $5.1 million were eliminated in 2004.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


8. INCOME TAXES (CONTINUED)

Net deferred income tax assets or liabilities consist of the following:

                                                                                       DECEMBER 31
                                                                                   2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)
     Deferred income tax assets:
        Future policy benefits                                                 $    76,081       $    62,433
        Employee benefits                                                                -             4,215
        Deferred gain on life coinsurance agreement                                  2,948             3,429
        Net unrealized loss on investments                                          17,378             5,629
        Credit carryover                                                                 -             8,685
        Other                                                                        3,251             2,910
                                                                           ------------------------------------
     Total deferred income tax assets                                               99,658            87,301
     Valuation allowance related to unrealized loss                                 (5,660)                -
                                                                           ------------------------------------
     Net deferred income tax assets                                                 93,998            87,301

     Deferred income tax liabilities:
        Deferred policy acquisition costs                                          171,877           144,914
        Deferred gains on investments                                                1,877             2,210
        Depreciation                                                                 3,074             3,472
        Other                                                                        8,859             4,679
                                                                           ------------------------------------
     Total deferred income tax liabilities                                         185,687           155,275
                                                                           ------------------------------------
     Net deferred income tax liability                                         $    91,689       $    67,974
                                                                           ====================================


SFAS No. 109, Accounting for Income Taxes, requires companies to determine whether a deferred income tax asset will be realized in future years. The Company has evaluated the recoverability of its deferred income tax assets and established a valuation allowance related to a portion of its net unrealized loss on securities available-for-sale. During 2006, deferred income tax assets related to credits carried over were sold to the parent, the ultimate filer of the tax return.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


9. CONDENSED FAIR VALUE INFORMATION

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.


                                                     DECEMBER 31, 2006                DECEMBER 31, 2005
                                             -------------------------------------------------------------------
                                                 CARRYING          FAIR           CARRYING          FAIR
                                                  AMOUNT           VALUE           AMOUNT           VALUE
                                             -------------------------------------------------------------------
                                                                       (In Thousands)

     Bonds (Note 2)                            $    4,831,835  $    4,833,749   $    4,880,824  $    4,883,124
     Equity securities (Note 2)                        85,565          85,565           71,396          71,396
     Mutual funds                                      90,749          90,749           97,935          97,935
     Policy loans                                     101,314         101,844           95,782          96,178
     Business owned life insurance                     74,089          74,089           70,699          70,699
     Separate account assets                        6,502,869       6,502,869        5,508,396       5,508,396
     Supplementary contracts without life                             (18,093)                         (17,937)
        contingencies                                 (16,503)                         (18,133)
     Individual and group annuities                (4,728,930)     (4,515,059)      (4,690,708)     (4,454,792)
     Long-term debt                                  (150,000)       (166,920)        (150,000)       (171,691)
     Mortgage debt                                    (44,004)        (46,846)         (45,566)        (49,390)
     Interest rate swaps                                  952             952              248              76
     Separate account liabilities                  (6,502,869)     (6,502,869)      (5,508,396)     (5,508,396)


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


10. COMMITMENTS AND CONTINGENCIES

Effective January 1, 2005, the Company transferred all operating leases to SBC. Total expense for all operating leases amounted to $1,735,000 during 2004.

In connection with its investments in certain limited partnerships, the Company is committed on December 31, 2006, to invest additional capital of $21.2 million over the next few years as required by the general partner.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2006 and 2005, the Company has reserved $1,465,000 and $1,721,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

11. LONG-TERM DEBT

At December 31, 2006, the Company has access to a $67.3 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (5.25% at December 31, 2006). The Company had no borrowings under this line of credit at December 31, 2006. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2006.

The Company has outstanding surplus notes of $150 million at December 2006 and 2005. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

12. MORTGAGE DEBT

The primary mortgage financing for the Company's property was arranged through the FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that they presently occupy (see Note 1).

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $62,800 applicable to the portion of the building leased to the FHLB. The monthly payments applicable to the portion of the building leased to the FHLB increased by $16,800 in 2005 due to the modified lease agreement (see Note 1). The financing is collateralized by a first mortgage on the premises and $36 million of other marketable securities. At December 31, 2006, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

     2007                                                        $     1,670
     2008                                                              1,785
     2009                                                              1,910
     2010                                                              2,042
     2011                                                              2,183
     Thereafter                                                       34,414
                                                             ------------------
                                                                 $    44,004
                                                             ==================

13. RELATED-PARTY TRANSACTIONS

The Company owns shares of affiliated mutual funds managed by SMC with net asset values totaling $88,565,000 and $89,515,000 at December 31, 2006 and 2005,
respectively.

On April 14, 2004, the Company transferred all the issued and outstanding shares of SBG, its wholly owned subsidiary, to SBC, the parent company, for $43,631,000. Also on April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


13. RELATED-PARTY TRANSACTIONS (CONTINUED)

and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or repayment penalty. During 2005, SBC prepaid $15,000,000 in principal. The principal balance at December 31, 2006, was $40,000,000.

The Company paid $55,160,000 in 2006 and $44,979,000 in 2005 to affiliates for providing management, investment, and administrative services. The Company has a payable to its affiliates of $6,248,000 and $3,109,000 for the years ended December 31, 2006 and 2005, respectively.

The Company paid $40,000,000, $38,000,000, and $10,000,000 in dividends to SBC in 2006, 2005, and 2004, respectively.

The Company writes conversion and third-party administration contracts on behalf of se2, inc., an affiliate. Accordingly, all of the revenue is collected by the Company and passed on to se2, inc. During 2006, 2005, and 2004, the Company collected $11,649,000, $170,000, and $-0-, respectively, for se2, inc.

14. STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

14. STATUTORY FINANCIAL INFORMATION (CONTINUED)

Statutory capital and surplus of the insurance operations were $574,719,000 and $588,211,000 at December 31, 2006 and 2005, respectively. Statutory net income of the insurance operations were $38,890,000, $36,079,000, and $73,951,000 for the years ended December 31, 2006, 2005, and 2004, respectively.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Net Assets.......................................................3
Statements of Operations......................................................12
Statements of Changes in Net Assets...........................................21
Notes to Financial Statements.................................................38

             Report of Independent Registered Public Accounting Firm

The Contract Owners
AdvisorDesigns Variable Annuity
    and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Capital Appreciation, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Direxion Dynamic VP HY Bond, Dreyfus VIF International Value, Federated High Income Bond II, Federated Fund for U.S. Government Securities II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment Grade Bond, Franklin Small-Mid Cap Growth, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT StocksPLUS Growth & Income, PIMCO VIT Total Return, Potomac VP Money Market, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Clermont, Rydex VT Absolute Return Strategies, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities, Rydex VT Consumer Products, Rydex VT Dynamic Dow, Rydex VT Dynamic OTC, Rydex VT Dynamic Russell 2000, Rydex VT Dynamic S&P 500, Rydex VT Dynamic Strengthening Dollar, Rydex VT Dynamic Weakening Dollar, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Europe Advantage, Rydex VT Financial Services, Rydex VT U.S. Government Long Bond Advantage, Rydex VT Health Care, Rydex VT Hedged Equity, Rydex VT Internet, Rydex VT Inverse Dynamic Dow, Rydex VT Inverse Government Long Bond, Rydex VT Inverse Mid Cap, Rydex VT Inverse OTC, Rydex VT Inverse Russell 2000, Rydex VT Inverse S&P 500, Rydex VT Japan Advantage, Rydex VT Large Cap Growth, Rydex VT Large Cap Value, Rydex VT Leisure, Rydex VT Mid Cap Advantage, Rydex VT Mid Cap Growth, Rydex VT Mid Cap Value, Rydex VT Multi-Cap Core Equity, Rydex VT Nova, Rydex VT OTC, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000 Advantage, Rydex VT Sector Rotation, Rydex VT Small Cap Growth, Rydex VT Small Cap Value, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, SBL Global, SBL Small

Cap Value, Templeton Developing Markets, Templeton Foreign Securities, Van Kampen LIT Government, and Wells Fargo Advantage Opportunity VT Subaccounts, which are available for investment by contract owners of the AdvisorDesigns Variable Annuity, as of December 31, 2006, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the AdvisorDesigns Variable Annuity at December 31, 2006, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

March 5, 2007

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                            Statements of Net Assets

                                December 31, 2006




                                          AIM V.I.        AIM V.I.      AIM V.I. MID      DIREXION       DREYFUS VIF
                                           CAPITAL      INTERNATIONAL     CAP CORE       DYNAMIC VP     INTERNATIONAL
                                        APPRECIATION       GROWTH          EQUITY          HY BOND          VALUE
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -----------------------------------------------------------------------------
Assets:
    Mutual funds, at market value       $   2,255,532   $  10,946,623   $     233,854   $  40,301,692   $   2,176,052
                                        -----------------------------------------------------------------------------
Total assets                                2,255,532      10,946,623         233,854      40,301,692       2,176,052
                                        -----------------------------------------------------------------------------
Net assets                              $   2,255,532   $  10,946,623   $     233,854   $  40,301,692   $   2,176,052
                                        =============================================================================
Units outstanding                             245,629       1,040,624          23,157       4,064,852         210,233

Unit value                              $        9.18   $       10.52   $       10.10   $        9.91   $       10.35

Mutual funds, at cost                   $   2,089,405   $  10,833,127   $     244,803   $  39,354,926   $   2,164,580
Mutual fund shares                             86,023         375,527          17,426       1,972,673         111,764

                                                          FEDERATED
                                          FEDERATED       FUND FOR
                                            HIGH            U.S.                        FIDELITY VIP
                                           INCOME        GOVERNMENT     FIDELITY VIP       GROWTH
                                           BOND II      SECURITIES II    CONTRAFUND     OPPORTUNITIES
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -------------------------------------------------------------
Assets:
    Mutual funds, at market value       $  28,220,574   $   9,183,393   $  51,105,950   $   8,380,753
                                        -------------------------------------------------------------
Total assets                               28,220,574       9,183,393      51,105,950       8,380,753
                                        -------------------------------------------------------------
Net assets                              $  28,220,574   $   9,183,393   $  51,105,950   $   8,380,753
                                        =============================================================
Units outstanding                           2,369,696         925,104       3,736,178         859,761

Unit value                              $       11.91   $        9.93   $       13.68   $        9.75

Mutual funds, at cost                   $  27,241,507   $   9,086,488   $  47,825,520   $   7,924,678
Mutual fund shares                          3,613,390         809,823       1,642,750         464,823


SEE ACCOMPANYING NOTES

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006



                                                        FIDELITY VIP      FRANKLIN        NEUBERGER       NEUBERGER
                                        FIDELITY VIP     INVESTMENT       SMALL-MID      BERMAN AMT      BERMAN AMT
                                          INDEX 500      GRADE BOND      CAP GROWTH       GUARDIAN        PARTNERS
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -----------------------------------------------------------------------------
Assets:
    Mutual funds, at market value       $  20,066,934   $  17,970,828   $   1,542,657   $   8,641,718   $  18,312,512
                                        -----------------------------------------------------------------------------
Total assets                               20,066,934      17,970,828       1,542,657       8,641,718      18,312,512
                                        -----------------------------------------------------------------------------
Net assets                              $  20,066,934   $  17,970,828   $   1,542,657   $   8,641,718   $  18,312,512
                                        =============================================================================
Units outstanding                           1,946,907       1,715,753         146,557         783,107       1,405,944

Unit value                              $       10.31   $       10.47   $       10.52   $       11.03   $       13.03

Mutual funds, at cost                   $  18,062,812   $  17,761,528   $   1,213,152   $   8,067,950   $  17,512,633
Mutual fund shares                            125,505       1,430,798          69,709         438,443         865,431

                                         OPPENHEIMER                                      PIMCO VIT
                                         MAIN STREET                                     STOCKSPLUS
                                          SMALL CAP       PIMCO VIT       PIMCO VIT       GROWTH &
                                          FUND /VA      LOW DURATION     REAL RETURN       INCOME
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -------------------------------------------------------------
Assets:
    Mutual funds, at market value       $     971,026   $   7,015,782   $  22,749,434   $      97,155
                                        -------------------------------------------------------------
Total assets                                  971,026       7,015,782      22,749,434          97,155
                                        -------------------------------------------------------------
Net assets                              $     971,026   $   7,015,782   $  22,749,434   $      97,155
                                        =============================================================
Units outstanding                              95,279         702,942       2,238,653           9,510

Unit value                              $       10.19   $        9.98   $       10.16   $       10.22

Mutual funds, at cost                   $     978,732   $   7,027,603   $  23,964,854   $      97,830
Mutual fund shares                             51,161         697,394       1,906,910           8,713


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006


                                                                                                          RYDEX VT
                                                           RVT CLS         RVT CLS         RVT CLS        ABSOLUTE
                                          PIMCO VIT      ADVISORONE      ADVISORONE      ADVISORONE        RETURN
                                        TOTAL RETURN       AMERIGO        BEROLINA        CLERMONT       STRATEGIES
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -----------------------------------------------------------------------------
Assets:
    Mutual funds, at market value       $  36,198,717   $ 241,590,983   $  19,096,780   $  87,695,968   $   2,946,823
                                        -----------------------------------------------------------------------------
Total assets                               36,198,717     241,590,983      19,096,780      87,695,968       2,946,823
                                        -----------------------------------------------------------------------------
Net assets                              $  36,198,717   $ 241,590,983   $  19,096,780   $  87,695,968   $   2,946,823
                                        =============================================================================
Units outstanding                           3,720,182      17,786,852       1,867,517       7,918,977         292,216

Unit value                              $        9.73   $       13.58   $       10.23   $       11.07   $       10.09

Mutual funds, at cost                   $  36,728,643   $ 212,432,023   $  19,077,242   $  81,596,999   $   2,988,328
Mutual fund shares                          3,576,948       6,742,701         747,428       2,932,976         112,474


                                                          RYDEX VT
                                          RYDEX VT          BASIC         RYDEX VT
                                           BANKING        MATERIALS     BIOTECHNOLOGY
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        ---------------------------------------------
Assets:
    Mutual funds, at market value       $   4,274,371   $  20,127,120   $   3,179,531
                                        ---------------------------------------------
Total assets                                4,274,371      20,127,120       3,179,531
                                        ---------------------------------------------
Net assets                              $   4,274,371   $  20,127,120   $   3,179,531
                                        =============================================
Units outstanding                             333,524       1,504,445         489,452

Unit value                              $       12.82   $       13.38   $        6.50

Mutual funds, at cost                   $   4,202,489   $  19,048,817   $   3,243,421
Mutual fund shares                            131,762         603,874         153,898


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006



                                                          RYDEX VT                                        RYDEX VT
                                          RYDEX VT        CONSUMER        RYDEX VT        RYDEX VT         DYNAMIC
                                         COMMODITIES      PRODUCTS       DYNAMIC DOW     DYNAMIC OTC    RUSSELL 2000
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -----------------------------------------------------------------------------
Assets:
    Mutual funds, at market value       $   4,932,335   $  17,725,993   $  23,574,750   $  13,730,798   $   1,161,456
                                        -----------------------------------------------------------------------------
Total assets                                4,932,335      17,725,993      23,574,750      13,730,798       1,161,456
                                        -----------------------------------------------------------------------------
Net assets                              $   4,932,335   $  17,725,993   $  23,574,750   $  13,730,798   $   1,161,456
                                        =============================================================================
Units outstanding                             620,865       1,433,562       1,937,611       2,664,052         112,728

Unit value                              $        7.95   $       12.36   $       12.17   $        5.16   $       10.30

Mutual funds, at cost                   $   5,513,383   $  16,901,631   $  23,505,939   $  13,874,645   $   1,159,008
Mutual fund shares                            271,754         484,979         876,711         585,286          44,723

                                                          RYDEX VT        RYDEX VT
                                          RYDEX VT         DYNAMIC         DYNAMIC
                                           DYNAMIC      STRENGTHENING     WEAKENING       RYDEX VT
                                           S&P 500         DOLLAR          DOLLAR        ELECTRONICS
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -------------------------------------------------------------
Assets:
    Mutual funds, at market value       $  14,270,298   $   1,918,514   $   3,544,380   $   1,235,822
                                        -------------------------------------------------------------
Total assets                               14,270,298       1,918,514       3,544,380       1,235,822
                                        -------------------------------------------------------------
Net assets                              $  14,270,298   $   1,918,514   $   3,544,380   $   1,235,822
                                        =============================================================
Units outstanding                           1,401,544         227,822         315,037         258,761

Unit value                              $       10.18   $        8.42   $       11.25   $        4.78

Mutual funds, at cost                   $  13,821,743   $   1,936,286   $   3,624,657   $   1,259,873
Mutual fund shares                            657,315          84,928         128,840          88,145


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006



                                                          RYDEX VT
                                          RYDEX VT         ENERGY        RYDEX VT EP     RYDEX VT EP     RYDEX VT EP
                                           ENERGY         SERVICES       AGGRESSIVE     CONSERVATIVE      MODERATE
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -----------------------------------------------------------------------------
Assets:
    Mutual funds, at market value       $  26,555,037   $  19,282,092   $     439,244   $      71,653   $   3,348,852
                                        -----------------------------------------------------------------------------
Total assets                               26,555,037      19,282,092         439,244          71,653       3,348,852
                                        -----------------------------------------------------------------------------
Net assets                              $  26,555,037   $  19,282,092   $     439,244   $      71,653   $   3,348,852
                                        =============================================================================
Units outstanding                           1,838,284       1,653,480          42,811           7,137         329,058

Unit value                              $       14.44   $       11.66   $       10.26   $       10.04   $       10.18

Mutual funds, at cost                   $  31,988,754   $  21,620,922   $     453,431   $      72,675   $   3,407,072
Mutual fund shares                            801,298         647,268          17,950           2,856         133,901

                                                                        RYDEX VT U.S.
                                          RYDEX VT        RYDEX VT       GOVERNMENT
                                           EUROPE         FINANCIAL       LONG BOND       RYDEX VT
                                          ADVANTAGE       SERVICES        ADVANTAGE      HEALTH CARE
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -------------------------------------------------------------
Assets:
    Mutual funds, at market value       $  46,138,573   $  10,485,413   $  12,818,001   $  10,843,874
                                        -------------------------------------------------------------
Total assets                               46,138,573      10,485,413      12,818,001      10,843,874
                                        -------------------------------------------------------------
Net assets                              $  46,138,573   $  10,485,413   $  12,818,001   $  10,843,874
                                        =============================================================
Units outstanding                           3,410,723         897,919       1,230,809       1,146,339

Unit value                              $       13.53   $       11.68   $       10.42   $        9.46

Mutual funds, at cost                   $  44,020,223   $  10,183,754   $  12,748,518   $  10,802,751
Mutual fund shares                          1,558,736         325,836       1,108,831         381,692


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006


                                                                                          RYDEX VT
                                                                          RYDEX VT         INVERSE        RYDEX VT
                                          RYDEX VT        RYDEX VT         INVERSE       GOVERNMENT        INVERSE
                                        HEDGED EQUITY     INTERNET       DYNAMIC DOW      LONG BOND        MID CAP
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -----------------------------------------------------------------------------
Assets:
    Mutual funds, at market value       $   3,749,102   $   4,256,363   $   5,586,941   $  12,594,440   $   1,900,510
                                        -----------------------------------------------------------------------------
Total assets                                3,749,102       4,256,363       5,586,941      12,594,440       1,900,510
                                        -----------------------------------------------------------------------------
Net assets                              $   3,749,102   $   4,256,363   $   5,586,941   $  12,594,440   $   1,900,510
                                        =============================================================================
Units outstanding                             370,346         737,253         890,609       1,622,590         274,299

Unit value                              $       10.12   $        5.77   $        6.27   $        7.76   $        6.93

Mutual funds, at cost                   $   3,820,183   $   4,131,901   $   6,134,307   $  12,595,415   $   1,962,741
Mutual fund shares                            142,335         263,226         167,575         584,429          51,421


                                                          RYDEX VT        RYDEX VT        RYDEX VT
                                          RYDEX VT         INVERSE         INVERSE          JAPAN
                                         INVERSE OTC    RUSSELL 2000       S&P 500        ADVANTAGE
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -------------------------------------------------------------
Assets:
    Mutual funds, at market value       $   8,646,970   $   3,494,028   $   5,970,317   $  10,475,125
                                        -------------------------------------------------------------
Total assets                                8,646,970       3,494,028       5,970,317      10,475,125
                                        -------------------------------------------------------------
Net assets                              $   8,646,970   $   3,494,028   $   5,970,317   $  10,475,125
                                        =============================================================
Units outstanding                           1,270,513         535,985         998,525         938,475

Unit value                              $        6.82   $        6.51   $        5.99   $       11.17

Mutual funds, at cost                   $   8,803,375   $   3,712,727   $   6,602,075   $  11,771,337
Mutual fund shares                            436,936         100,954       1,359,984         386,110


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006


                                          RYDEX VT        RYDEX VT                        RYDEX VT        RYDEX VT
                                          LARGE CAP       LARGE CAP       RYDEX VT         MID CAP         MID CAP
                                           GROWTH           VALUE          LEISURE        ADVANTAGE        GROWTH
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -----------------------------------------------------------------------------
Assets:
    Mutual funds, at market value       $   9,811,258   $  34,376,262   $   7,187,154   $  16,075,296   $   8,064,346
                                        -----------------------------------------------------------------------------
Total assets                                9,811,258      34,376,262       7,187,154      16,075,296       8,064,346
                                        -----------------------------------------------------------------------------
Net assets                              $   9,811,258   $  34,376,262   $   7,187,154   $  16,075,296   $   8,064,346
                                        =============================================================================
Units outstanding                             984,181       2,795,600         757,273       1,058,888         725,065

Unit value                              $        9.97   $       12.30   $        9.49   $       15.18   $       11.12

Mutual funds, at cost                   $   9,499,135   $  32,983,964   $   6,856,060   $  18,691,401   $   8,188,905
Mutual fund shares                            367,738       1,081,695         274,424         664,268         274,952

                                          RYDEX VT        RYDEX VT
                                           MID CAP        MULTI-CAP       RYDEX VT        RYDEX VT
                                            VALUE        CORE EQUITY        NOVA             OTC
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -------------------------------------------------------------
Assets:
    Mutual funds, at market value       $  12,336,906   $         211   $  42,953,777   $   5,244,302
                                        -------------------------------------------------------------
Total assets                               12,336,906             211      42,953,777       5,244,302
                                        -------------------------------------------------------------
Net assets                              $  12,336,906   $         211   $  42,953,777   $   5,244,302
                                        =============================================================
Units outstanding                             946,872              20       4,525,063         635,169

Unit value                              $       13.03   $       10.25   $        9.49   $        8.25

Mutual funds, at cost                   $  11,877,453   $         209   $  40,527,611   $   5,246,634
Mutual fund shares                            551,247               7       4,257,064         340,760


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006


                                          RYDEX VT                                        RYDEX VT        RYDEX VT
                                          PRECIOUS        RYDEX VT        RYDEX VT      RUSSELL 2000       SECTOR
                                           METALS        REAL ESTATE      RETAILING       ADVANTAGE       ROTATION
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -----------------------------------------------------------------------------
Assets:
    Mutual funds, at market value       $  22,611,827   $  27,226,503   $   7,093,606   $  17,988,532   $  13,053,571
                                        -----------------------------------------------------------------------------
Total assets                               22,611,827      27,226,503       7,093,606      17,988,532      13,053,571
                                        -----------------------------------------------------------------------------
Net assets                              $  22,611,827   $  27,226,503   $   7,093,606   $  17,988,532   $  13,053,571
                                        =============================================================================

Units outstanding                           1,005,729       1,418,072         648,726       1,257,957       1,132,515

Unit value                              $       22.48   $       19.21   $       10.93   $       14.30   $       11.53

Mutual funds, at cost                   $  21,456,962   $  25,421,002   $   7,091,941   $  17,022,171   $  12,711,001
Mutual fund shares                          1,797,443         541,821         238,200         437,252         969,085

                                          RYDEX VT        RYDEX VT                        RYDEX VT
                                          SMALL CAP       SMALL CAP       RYDEX VT      TELECOMMUNI-
                                           GROWTH           VALUE        TECHNOLOGY        CATIONS
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -------------------------------------------------------------
Assets:
    Mutual funds, at market value       $  12,803,085   $  16,284,644   $   8,146,613   $  11,303,325
                                        -------------------------------------------------------------
Total assets                               12,803,085      16,284,644       8,146,613      11,303,325
                                        -------------------------------------------------------------
Net assets                              $  12,803,085   $  16,284,644   $   8,146,613   $  11,303,325
                                        =============================================================

Units outstanding                           1,083,924       1,252,309       1,287,248       1,437,461

Unit value                              $       11.82   $       13.00   $        6.33   $        7.86

Mutual funds, at cost                   $  12,742,206   $  16,258,682   $   7,828,448   $  10,936,643
Mutual fund shares                            427,911         569,393         552,688         515,898


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006



                                                        RYDEX VT U.S.                                        SBL
                                          RYDEX VT       GOVERNMENT       RYDEX VT           SBL          SMALL CAP
                                       TRANSPORTATION   MONEY MARKET      UTILITIES        GLOBAL           VALUE
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -----------------------------------------------------------------------------
Assets:
    Mutual funds, at market value       $   7,418,991   $ 145,825,739   $  27,060,906   $  40,705,140   $  15,186,104
                                        -----------------------------------------------------------------------------
Total assets                                7,418,991     145,825,739      27,060,906      40,705,140      15,186,104
                                        -----------------------------------------------------------------------------
Net assets                              $   7,418,991   $ 145,825,739   $  27,060,906   $  40,705,140   $  15,186,104
                                        =============================================================================

Units outstanding                             633,425      17,240,772       3,585,491       2,810,777         751,721

Unit value                              $       11.71   $        8.46   $        7.55   $       14.48   $       20.21

Mutual funds, at cost                   $   7,415,598   $ 145,825,739   $  25,885,255   $  34,332,254   $  13,189,642
Mutual fund shares                            211,669     145,825,739       1,209,156       3,690,403         580,953

                                                                                         WELLS FARGO
                                          TEMPLETON       TEMPLETON      VAN KAMPEN       ADVANTAGE
                                         DEVELOPING        FOREIGN           LIT         OPPORTUNITY
                                           MARKETS       SECURITIES      GOVERNMENT          VT
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -------------------------------------------------------------
Assets:
    Mutual funds, at market value       $     779,650   $   1,990,507   $       2,526   $   8,172,118
                                        -------------------------------------------------------------
Total assets                                  779,650       1,990,507           2,526       8,172,118
                                        -------------------------------------------------------------
Net assets                              $     779,650   $   1,990,507   $       2,526   $   8,172,118
                                        =============================================================

Units outstanding                              31,702         161,115             254         716,241

Unit value                              $       24.60   $       12.35   $        9.94   $       11.41

Mutual funds, at cost                   $     439,127   $   1,273,904   $       2,531   $   7,697,979
Mutual fund shares                             56,537         106,331             272         340,221


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2006




                                          AIM V.I.        AIM V.I.        AIM V.I.        DIREXION       DREYFUS VIF
                                           CAPITAL      INTERNATIONAL   MID CAP CORE     DYNAMIC VP     INTERNATIONAL
                                        APPRECIATION       GROWTH          EQUITY          HY BOND          VALUE
                                         SUBACCOUNT      SUBACCOUNT*     SUBACCOUNT*     SUBACCOUNT      SUBACCOUNT*
                                        ------------------------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $       2,897   $       3,164   $         807   $   1,714,414   $          --
    Expenses:
        Mortality and expense risk
           fee                                (60,458)         (4,084)           (114)       (275,688)           (266)
        Administrative fee                    (43,610)         (1,746)            (46)       (133,279)           (125)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                 (101,171)         (2,666)            647       1,305,447            (391)

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions                --              --          11,527              --              --
        Realized capital gain (loss)
           on sales of fund shares            889,466             968             (13)        (78,770)              2
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                            (645,851)        113,496         (10,949)        946,662          11,472
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments                243,615         114,464             565         867,892          11,474
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $     142,444   $     111,798   $       1,212   $   2,173,339   $      11,083
                                        ==============================================================================

                                                          FEDERATED
                                          FEDERATED       FUND FOR
                                            HIGH            U.S.                        FIDELITY VIP
                                           INCOME        GOVERNMENT     FIDELITY VIP       GROWTH
                                           BOND II      SECURITIES II    CONTRAFUND     OPPORTUNITIES
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        --------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $   2,174,627   $     580,045   $     468,861   $      14,050
    Expenses:
        Mortality and expense risk
           fee                               (205,145)       (111,396)       (381,785)        (41,972)
        Administrative fee                   (123,736)        (80,117)       (229,688)        (25,434)
                                        --------------------------------------------------------------
Net investment income (loss)                1,845,746         388,532        (142,612)        (53,356)

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions                --              --       3,946,170              --
        Realized capital gain (loss)
           on sales of fund shares           (617,473)       (187,578)      3,233,838         (14,158)
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                             863,330         133,153      (2,865,153)        202,214
                                        --------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments                245,857         (54,425)      4,314,855         188,056
                                        --------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $   2,091,603   $     334,107   $   4,172,243   $     134,700
                                        ==============================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006




                                                        FIDELITY VIP      FRANKLIN        NEUBERGER       NEUBERGER
                                        FIDELITY VIP     INVESTMENT     SMALL-MID CAP    BERMAN AMT      BERMAN AMT
                                          INDEX 500      GRADE BOND        GROWTH         GUARDIAN        PARTNERS
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        ------------------------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $     148,073   $     476,810   $          --   $      43,235   $     100,896
    Expenses:
        Mortality and expense risk
           fee                                (99,485)       (129,833)        (16,893)        (77,976)       (158,162)
        Administrative fee                    (66,283)        (82,461)        (12,117)        (59,687)       (118,115)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                  (17,695)        264,516         (29,010)        (94,428)       (175,381)

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions                --          29,925              --              --       1,554,016
        Realized capital gain (loss)
           on sales of fund shares            451,034        (247,074)        162,180       1,056,995       1,942,547
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                           1,480,697         468,418          12,394        (205,619)     (1,952,711)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments              1,931,731         251,269         174,574         851,376       1,543,852
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $   1,914,036   $     515,785   $     145,564   $     756,948   $   1,368,471
                                        ==============================================================================


                                         OPPENHEIMER                                      PIMCO VIT
                                         MAIN STREET                                     STOCKSPLUS
                                          SMALL CAP       PIMCO VIT       PIMCO VIT       GROWTH &
                                          FUND /VA      LOW DURATION     REAL RETURN       INCOME
                                         SUBACCOUNT*     SUBACCOUNT*     SUBACCOUNT      SUBACCOUNT*
                                        --------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $          --   $      11,603   $     709,077   $       1,599
    Expenses:
        Mortality and expense risk
           fee                                   (185)         (1,710)       (139,259)            (63)
        Administrative fee                        (87)         (1,135)        (95,259)            (40)
                                        --------------------------------------------------------------
Net investment income (loss)                     (272)          8,758         474,559           1,496

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions                --              --         565,792              --
        Realized capital gain (loss)
           on sales of fund shares                141              (6)       (219,272)             39
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                              (7,706)        (11,821)     (1,025,390)           (675)
                                        --------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments                 (7,565)        (11,827)       (678,870)           (636)
                                        --------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $      (7,837)  $      (3,069)  $    (204,311)  $         860
                                        ==============================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006..

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006



                                                                           RVT CLS         RVT CLS         RVT CLS
                                          PIMCO VIT      POTOMAC VP      ADVISORONE      ADVISORONE      ADVISORONE
                                        TOTAL RETURN    MONEY MARKET       AMERIGO        BEROLINA        CLERMONT
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT*     SUBACCOUNT
                                        ------------------------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $   1,132,015   $      25,201   $     215,162   $     139,702   $   1,889,562
    Expenses:
        Mortality and expense risk
           fee                               (214,749)         (7,089)     (1,830,969)         (9,897)       (914,661)
        Administrative fee                   (141,506)         (3,374)     (1,100,364)         (5,918)       (552,599)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                  775,760          14,738      (2,716,171)        123,887         422,302

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions           192,565              --      20,027,520              --       3,866,493
        Realized capital gain (loss)
           on sales of fund shares           (179,437)             --       3,624,490           1,518       4,113,235
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                             (76,411)             --       1,876,932          19,538      (1,298,396)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments                (63,283)             --      25,528,942          21,056       6,681,332
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $     712,477   $      14,738   $  22,812,771   $     144,943   $   7,103,634
                                        ==============================================================================

                                          RYDEX VT
                                          ABSOLUTE                        RYDEX VT
                                           RETURN         RYDEX VT          BASIC         RYDEX VT
                                         STRATEGIES        BANKING        MATERIALS     BIOTECHNOLOGY
                                         SUBACCOUNT*     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        --------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $      32,929   $      75,307   $     169,927   $          --
    Expenses:
        Mortality and expense risk
           fee                                 (3,126)        (27,761)       (109,365)        (61,262)
        Administrative fee                     (1,688)        (15,164)        (59,294)        (33,829)
                                        --------------------------------------------------------------
Net investment income (loss)                   28,115          32,382           1,268         (95,091)

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions            41,855              --         246,103              --
        Realized capital gain (loss)
           on sales of fund shares               (822)        130,625         511,306      (1,256,037)
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                             (41,505)         65,883         981,309        (329,652)
                                        --------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments                   (472)        196,508       1,738,718      (1,585,689)
                                        --------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $      27,643   $     228,890   $   1,739,986   $  (1,680,780)
                                        ==============================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006



                                                          RYDEX VT        RYDEX VT                        RYDEX VT
                                          RYDEX VT        CONSUMER         DYNAMIC        RYDEX VT         DYNAMIC
                                         COMMODITIES      PRODUCTS           DOW         DYNAMIC OTC    RUSSELL 2000
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT*
                                        ------------------------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $          --   $     123,564   $      84,604   $      12,163   $       1,922
    Expenses:
        Mortality and expense risk
           fee                                (57,912)       (121,397)        (64,274)       (143,165)           (852)
        Administrative fee                    (31,202)        (70,245)        (35,077)        (78,993)           (486)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                  (89,114)        (68,078)        (14,747)       (209,995)            584

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions                --         147,309       1,743,896              --              --
        Realized capital gain (loss)
           on sales of fund shares         (1,568,195)        981,741       1,502,351         928,370         (34,048)
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                            (584,657)        857,708          70,803         378,993           2,448
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments             (2,152,852)      1,986,758       3,317,050       1,307,363         (31,600)
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $  (2,241,966)  $   1,918,680   $   3,302,303   $   1,097,368   $     (31,016)
                                        ==============================================================================

                                                          RYDEX VT        RYDEX VT
                                          RYDEX VT         DYNAMIC         DYNAMIC
                                           DYNAMIC      STRENGTHENING     WEAKENING       RYDEX VT
                                           S&P 500         DOLLAR          DOLLAR        ELECTRONICS
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        --------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $     116,076   $       6,945   $     189,160   $          --
    Expenses:
        Mortality and expense risk
           fee                                (73,788)         (6,072)        (29,415)        (53,574)
        Administrative fee                    (40,359)         (3,621)        (16,199)        (29,325)
                                        --------------------------------------------------------------
Net investment income (loss)                    1,929          (2,748)        143,546         (82,899)

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions           457,233              --           2,913              --
        Realized capital gain (loss)
           on sales of fund shares          1,110,983         (47,695)        180,251      (2,147,747)
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                             435,753         (17,772)        (55,184)           (853)
                                        --------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments              2,003,969         (65,467)        127,980      (2,148,600)
                                        --------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $   2,005,898   $     (68,215)  $     271,526   $  (2,231,499)
                                        ==============================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006



                                                          RYDEX VT
                                          RYDEX VT         ENERGY        RYDEX VT EP     RYDEX VT EP     RYDEX VT EP
                                           ENERGY         SERVICES       AGGRESSIVE     CONSERVATIVE      MODERATE
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT*     SUBACCOUNT*     SUBACCOUNT*
                                        ------------------------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $          --   $          --   $      21,150   $         911   $      88,950
    Expenses:
        Mortality and expense risk
           fee                               (253,927)       (269,637)           (379)            (28)         (2,408)
        Administrative fee                   (138,871)       (147,071)           (200)            (15)         (1,278)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                 (392,798)       (416,708)         20,571             868          85,264

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions         7,213,705       3,177,574             481              37           1,147
        Realized capital gain (loss)
           on sales of fund shares          2,615,652       3,438,685             885              --             (58)
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                          (6,540,848)     (5,189,016)        (14,187)         (1,022)        (58,220)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments              3,288,509       1,427,243         (12,821)           (985)        (57,131)
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $   2,895,711   $   1,010,535   $       7,750   $        (117)  $      28,133
                                        ==============================================================================

                                                                        RYDEX VT U.S.
                                          RYDEX VT        RYDEX VT       GOVERNMENT
                                           EUROPE         FINANCIAL       LONG BOND       RYDEX VT
                                          ADVANTAGE       SERVICES        ADVANTAGE      HEALTH CARE
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        --------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $     638,776   $     118,434   $     613,374   $          --
    Expenses:
        Mortality and expense risk
           fee                               (189,285)        (81,460)       (141,694)       (136,972)
        Administrative fee                   (103,166)        (44,267)        (77,372)        (74,668)
                                        --------------------------------------------------------------
Net investment income (loss)                  346,325          (7,293)        394,308        (211,640)

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions         1,039,501         422,320              --         495,515
        Realized capital gain (loss)
           on sales of fund shares          1,957,443         679,801        (108,091)        403,110
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                           2,005,389         234,713        (224,449)       (612,376)
                                        --------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments              5,002,333       1,336,834        (332,540)        286,249
                                        --------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $   5,348,658   $   1,329,541   $      61,768   $      74,609
                                        ==============================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006


                                                                          RYDEX VT        RYDEX VT
                                                                           INVERSE         INVERSE        RYDEX VT
                                          RYDEX VT        RYDEX VT         DYNAMIC       GOVERNMENT        INVERSE
                                        HEDGED EQUITY     INTERNET           DOW          LONG BOND        MID CAP
                                         SUBACCOUNT*     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        ------------------------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $      42,775   $          --   $      82,435   $     263,862   $      39,668
    Expenses:
        Mortality and expense risk
           fee                                 (2,778)        (26,993)        (41,605)        (77,568)        (13,669)
        Administrative fee                     (1,494)        (14,907)        (22,705)        (42,747)         (7,508)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                   38,503         (41,900)         18,125         143,547          18,491

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions            80,954              --              --              --              --
        Realized capital gain (loss)
           on sales of fund shares                (73)        310,553      (1,108,267)         81,494        (282,956)
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                             (71,081)        128,960        (541,195)        148,741         (25,383)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments                  9,800         439,513      (1,649,462)        230,235        (308,339)
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting  from operations   $      48,303   $     397,613   $  (1,631,337)  $     373,782   $    (289,848)
                                        ==============================================================================


                                                          RYDEX VT        RYDEX VT        RYDEX VT
                                          RYDEX VT         INVERSE         INVERSE          JAPAN
                                         INVERSE OTC    RUSSELL 2000       S&P 500        ADVANTAGE
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        --------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $     628,162   $     139,523   $     447,108   $     310,993
    Expenses:
        Mortality and expense risk
           fee                               (120,744)        (64,346)       (102,502)       (111,426)
        Administrative fee                    (66,148)        (34,976)        (57,052)        (61,018)
                                        --------------------------------------------------------------
Net investment income (loss)                  441,270          40,201         287,554         138,549

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions                --              --              --       1,575,596
        Realized capital gain (loss)
           on sales of fund shares         (1,318,467)     (1,430,889)     (1,693,035)        774,733
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                            (307,936)       (127,057)       (301,664)     (3,304,520)
                                        --------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments             (1,626,403)     (1,557,946)     (1,994,699)       (954,191)
                                        --------------------------------------------------------------
Net increase (decrease) in net
    assets resulting  from operations   $  (1,185,133)  $  (1,517,745)  $  (1,707,145)  $    (815,642)
                                        ==============================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006


                                          RYDEX VT        RYDEX VT                        RYDEX VT        RYDEX VT
                                          LARGE CAP       LARGE CAP       RYDEX VT         MID CAP         MID CAP
                                           GROWTH           VALUE          LEISURE        ADVANTAGE        GROWTH
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        ------------------------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $          --   $     205,819   $          --   $      41,985   $          --
    Expenses:
        Mortality and expense risk
           fee                                (77,715)       (175,334)        (34,390)       (118,692)        (86,890)
        Administrative fee                    (42,211)        (99,401)        (18,734)        (65,389)        (47,143)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                 (119,926)        (68,916)        (53,124)       (142,096)       (134,033)

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions           166,063         658,456         253,647       2,964,896         543,120
        Realized capital gain (loss)
           on sales of fund shares            (84,693)      1,124,585          89,561         458,981         502,054
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                             385,910       1,387,740         366,198      (2,894,825)       (725,495)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments                467,280       3,170,781         709,406         529,052         319,679
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $     347,354   $   3,101,865   $     656,282   $     386,956   $     185,646
                                        ==============================================================================

                                          RYDEX VT        RYDEX VT
                                           MID CAP        MULTI-CAP       RYDEX VT        RYDEX VT
                                            VALUE        CORE EQUITY        NOVA             OTC
                                         SUBACCOUNT      SUBACCOUNT*     SUBACCOUNT      SUBACCOUNT
                                        --------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $      86,407   $          --   $     461,652   $          --
    Expenses:
        Mortality and expense risk
           fee                                (92,117)           (438)       (163,873)        (54,345)
        Administrative fee                    (50,098)           (235)        (89,224)        (29,925)
                                        --------------------------------------------------------------
Net investment income (loss)                  (55,808)           (673)        208,555         (84,270)

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions                --              --              --              --
        Realized capital gain (loss)
           on sales of fund shares         (1,970,254)        (20,898)      2,952,061        (375,407)
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                           2,981,668               2       1,455,836        (116,437)
                                        --------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments              1,011,414         (20,896)      4,407,897        (491,844)
                                        --------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $     955,606   $     (21,569)  $   4,616,452   $    (576,114)
                                        ==============================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006


                                          RYDEX VT                                        RYDEX VT        RYDEX VT
                                          PRECIOUS        RYDEX VT        RYDEX VT      RUSSELL 2000       SECTOR
                                           METALS        REAL ESTATE      RETAILING       ADVANTAGE       ROTATION
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        ------------------------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $          --   $     424,629   $          --   $      74,074   $          --
    Expenses:
        Mortality and expense risk
           fee                               (275,755)       (163,076)        (44,296)       (152,738)       (129,300)
        Administrative fee                   (153,627)        (88,506)        (24,010)        (82,900)        (70,784)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                 (429,382)        173,047         (68,306)       (161,564)       (200,084)

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions                --         825,226         223,749              --         638,871
        Realized capital gain (loss)
           on sales of fund shares          2,476,419       2,175,741         179,177       1,343,080         645,409
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                          (1,746,730)      1,474,953          (9,726)        815,000        (474,378)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments                729,689       4,475,920         393,200       2,158,080         809,902
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $     300,307   $   4,648,967   $     324,894   $   1,996,516   $     609,818
                                        ==============================================================================

                                          RYDEX VT        RYDEX VT                        RYDEX VT
                                          SMALL CAP       SMALL CAP       RYDEX VT      TELECOMMUNI-
                                           GROWTH           VALUE        TECHNOLOGY        CATIONS
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        --------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $          --   $      65,506   $          --   $     124,692
    Expenses:
        Mortality and expense risk
           fee                                (77,553)       (114,768)        (57,210)        (65,758)
        Administrative fee                    (42,037)        (65,770)        (31,328)        (35,705)
                                        --------------------------------------------------------------
Net investment income (loss)                 (119,590)       (115,032)        (88,538)         23,229

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions           428,114         685,846              --         122,092
        Realized capital gain (loss)
           on sales of fund shares           (559,126)        205,480         117,234        (274,843)
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                             457,855         513,922         211,731         378,753
                                        --------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments                326,843       1,405,248         328,965         226,002
                                        --------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $     207,253   $   1,290,216   $     240,427   $     249,231
                                        ==============================================================


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006



                                                        RYDEX VT U.S.                                        SBL
                                          RYDEX VT       GOVERNMENT       RYDEX VT           SBL          SMALL CAP
                                       TRANSPORTATION   MONEY MARKET      UTILITIES        GLOBAL           VALUE
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        ------------------------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $          --   $   7,433,763   $     505,849   $          --   $          --
    Expenses:
        Mortality and expense risk
           fee                                (96,304)     (1,672,428)       (138,768)       (368,790)       (123,888)
        Administrative fee                    (52,625)       (914,852)        (75,495)       (113,288)        (38,372)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                 (148,929)      4,846,483         291,586        (482,078)       (162,260)

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions                --              --         224,245              --              --
        Realized capital gain (loss)
           on sales of fund shares            (87,794)             --       1,276,959       4,032,401       1,251,266
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                            (353,640)             --       1,229,777       2,261,468         457,963
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments               (441,434)             --       2,730,981       6,293,869       1,709,229
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $    (590,363)  $   4,846,483   $   3,022,567   $   5,811,791   $   1,546,969
                                        ==============================================================================

                                                                                         WELLS FARGO
                                          TEMPLETON       TEMPLETON      VAN KAMPEN       ADVANTAGE
                                         DEVELOPING        FOREIGN           LIT         OPPORTUNITY
                                           MARKETS       SECURITIES      GOVERNMENT          VT
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT*     SUBACCOUNT
                                        --------------------------------------------------------------
Net investment income (loss):
    Dividend distributions              $      10,677   $      49,479   $          --   $          --
    Expenses:
        Mortality and expense risk
           fee                                 (7,828)        (34,305)             (2)        (71,802)
        Administrative fee                     (5,705)        (24,552)             --         (47,421)
                                        --------------------------------------------------------------
Net investment income (loss)                   (2,856)         (9,378)             (2)       (119,223)

Net realized and unrealized capital
    gain (loss) on investments:
        Capital gains distributions                --              --              --         774,607
        Realized capital gain (loss)
           on sales of fund shares            181,673       1,056,091              --         790,642
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                              38,034        (332,187)             (5)       (470,357)
                                        --------------------------------------------------------------
Net realized and unrealized capital
    gain (loss) on investments                219,707         723,904              (5)      1,094,892
                                        --------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations    $     216,851   $     714,526   $          (7)  $     975,669
                                        =============================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2006 and 2005


                                                     AIM V.I.               AIM V.I.     AIM V.I. MID
                                                      CAPITAL            INTERNATIONAL     CAP CORE
                                                   APPRECIATION              GROWTH         EQUITY
                                                    SUBACCOUNT             SUBACCOUNT     SUBACCOUNT
                                                2006           2005          2006*          2006*
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   (101,171)  $    (64,369)  $     (2,666)  $        647
      Capital gains distributions                     --             --             --         11,527
      Realized capital gain (loss) on
        sales of fund shares                     889,466        199,931            968            (13)
      Change in unrealized appreciation/
        depreciation on investments
        during the period                       (645,851)       197,435        113,496        (10,949)
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            142,444        332,997        111,798          1,212

   From contract holder transactions:
      Variable annuity deposits                  310,548        294,666         16,462             --
      Contract holder maintenance charges        (79,795)       (50,250)        (7,768)          (132)
      Terminations and withdrawals            (1,034,061)      (525,127)       (18,308)           (83)
      Transfers between subaccounts, net      (5,319,270)     3,805,285     10,844,439        232,857
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        (6,122,578)     3,524,574     10,834,825        232,642
                                            ---------------------------------------------------------
Net increase (decrease) in net assets         (5,980,134)     3,857,571     10,946,623        233,854
Net assets at beginning of period              8,235,666      4,378,095             --             --
                                            ---------------------------------------------------------
Net assets at end of period                 $  2,255,532   $  8,235,666   $ 10,946,623   $    233,854
                                            =========================================================

                                                     DIREXION             DREYFUS VIF
                                                    DYNAMIC VP           INTERNATIONAL
                                                      HY BOND                VALUE
                                                    SUBACCOUNT            SUBACCOUNT
                                                2006           2005          2006*
                                            ------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $  1,305,447   $    230,008   $       (391)
      Capital gains distributions                     --             --             --
      Realized capital gain (loss) on
        sales of fund shares                     (78,770)      (270,987)             2
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        946,662            105         11,472
                                            ------------------------------------------
   Net increase (decrease) in net assets
      from operations                          2,173,339        (40,874)        11,083

   From contract holder transactions:
      Variable annuity deposits                2,509,742      9,428,214         15,084
      Contract holder maintenance charges       (288,453)      (131,675)        (1,651)
      Terminations and withdrawals            (2,975,725)    (1,090,195)          (931)
      Transfers between subaccounts, net       4,819,206     25,898,113      2,152,467
                                            ------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         4,064,770     34,104,457      2,164,969
                                            ------------------------------------------
Net increase (decrease) in net assets          6,238,109     34,063,583      2,176,052
Net assets at beginning of period             34,063,583             --             --
                                            ------------------------------------------
Net assets at end of period                 $ 40,301,692   $ 34,063,583   $  2,176,052
                                            ==========================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                                                   FEDERATED
                                                     FEDERATED                     FUND FOR
                                                       HIGH                          U.S.
                                                      INCOME                      GOVERNMENT                    FIDELITY VIP
                                                      BOND II                    SECURITIES II                   CONTRAFUND
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                                2006           2005           2006           2005           2006           2005
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $  1,845,746   $  1,969,311   $    388,532   $    203,309   $   (142,612)  $   (357,105)
      Capital gains distributions                     --             --             --             --      3,946,170          3,765
      Realized capital gain (loss) on
        sales of fund shares                    (617,473)      (364,302)      (187,578)       (69,907)     3,233,838        628,742
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        863,330     (1,453,156)       133,153        (74,252)    (2,865,153)     4,091,557
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                          2,091,603        151,853        334,107         59,150      4,172,243      4,366,959

   From contract holder transactions:
      Variable annuity deposits                1,136,366      3,486,965      3,940,480      3,137,038      7,789,763      6,179,390
      Contract holder maintenance charges       (268,909)      (257,159)      (143,252)      (117,674)      (462,239)      (313,566)
      Terminations and withdrawals            (2,768,087)    (3,904,919)    (1,825,968)    (1,301,400)    (4,791,116)    (2,734,308)
      Transfers between subaccounts, net       4,800,494    (17,143,737)    (5,404,665)     1,752,019     (2,077,434)    20,251,577
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         2,899,864    (17,818,850)    (3,433,405)     3,469,983        458,974     23,383,093
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets          4,991,467    (17,666,997)    (3,099,298)     3,529,133      4,631,217     27,750,052
Net assets at beginning of period             23,229,107     40,896,104     12,282,691      8,753,558     46,474,733     18,724,681
                                            ---------------------------------------------------------------------------------------
Net assets at end of period                 $ 28,220,574   $ 23,229,107   $  9,183,393   $ 12,282,691   $ 51,105,950   $ 46,474,733
                                            =======================================================================================

                                                   FIDELITY VIP
                                                      GROWTH                     FIDELITY VIP
                                                   OPPORTUNITIES                   INDEX 500
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (53,356)  $    (15,938)  $    (17,695)  $      7,614
      Capital gains distributions                     --             --             --             --
      Realized capital gain (loss) on
        sales of fund shares                     (14,158)       117,426        451,034        534,286
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        202,214         34,087      1,480,697       (165,412)
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            134,700        135,575      1,914,036        376,488

   From contract holder transactions:
      Variable annuity deposits                  758,882        643,762      2,201,354      1,329,382
      Contract holder maintenance charges        (65,120)       (27,904)      (118,103)      (157,778)
      Terminations and withdrawals              (698,240)      (316,416)    (1,068,059)    (2,445,722)
      Transfers between subaccounts, net       3,655,085      1,592,553      7,890,844      1,536,462
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         3,650,607      1,891,995      8,906,036        262,344
                                            ---------------------------------------------------------
Net increase (decrease) in net assets          3,785,307      2,027,570     10,820,072        638,832
Net assets at beginning of period              4,595,446      2,567,876      9,246,862      8,608,030
                                            ---------------------------------------------------------
Net assets at end of period                 $  8,380,753   $  4,595,446   $ 20,066,934   $  9,246,862
                                            =========================================================


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                   FIDELITY VIP                    FRANKLIN
                                                    INVESTMENT                     SMALL-MID
                                                    GRADE BOND                    CAP GROWTH
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    264,516   $    247,504   $    (29,010)  $    (35,678)
      Capital gains distributions                 29,925        266,316             --             --
      Realized capital gain (loss) on
        sales of fund shares                    (247,074)      (189,247)       162,180         65,712
      Change in unrealized appreciation/
        depreciation on investments
        during the  period                       468,418       (297,408)        12,394        (78,307)
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            515,785         27,165        145,564        (48,273)

   From contract holder transactions:
      Variable annuity deposits                  649,715      1,935,760         33,090         36,541
      Contract holder maintenance charges       (189,626)      (166,405)       (25,101)       (27,340)
      Terminations and withdrawals            (2,175,358)    (1,831,004)      (252,804)      (265,515)
      Transfers between subaccounts, net       6,736,025      2,162,855       (447,528)    (1,122,401)
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         5,020,756      2,101,206       (692,343)    (1,378,715)
                                            ---------------------------------------------------------
Net increase (decrease) in net assets          5,536,541      2,128,371       (546,779)    (1,426,988)
Net assets at beginning of period             12,434,287     10,305,916      2,089,436      3,516,424
                                            ---------------------------------------------------------
Net assets at end of period                 $ 17,970,828   $ 12,434,287   $  1,542,657   $  2,089,436
                                            =========================================================

                                                                                                        OPPENHEIMER
                                                     NEUBERGER                     NEUBERGER            MAIN STREET
                                                    BERMAN AMT                    BERMAN AMT             SMALL CAP
                                                     GUARDIAN                      PARTNERS               FUND /VA
                                                    SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                                2006           2005           2006           2005          2006*
                                            ------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (94,428)  $    (78,387)  $   (175,381)  $    (56,011)  $       (272)
      Capital gains distributions                     --             --      1,554,016          3,464             --
      Realized capital gain (loss) on
        sales of fund shares                   1,056,995        351,616      1,942,547        904,214            141
      Change in unrealized appreciation/
        depreciation on investments
        during the  period                      (205,619)        49,120     (1,952,711)     1,390,672         (7,706)
                                            ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            756,948        322,349      1,368,471      2,242,339         (7,837)
   From contract holder transactions:
      Variable annuity deposits                  503,075        247,131      1,270,350      1,363,862             --
      Contract holder maintenance charges        (94,657)       (64,672)      (213,461)      (166,520)          (353)
      Terminations and withdrawals            (1,044,744)      (806,132)    (2,461,492)    (1,939,695)        (1,127)
      Transfers between subaccounts, net      (5,409,235)     7,842,876     (4,745,962)    13,253,986        980,343
                                            ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        (6,045,561)     7,219,203     (6,150,565)    12,511,633        978,863
                                            ------------------------------------------------------------------------
Net increase (decrease) in net assets         (5,288,613)     7,541,552     (4,782,094)    14,753,972
                                                                                                             971,026
Net assets at beginning of period             13,930,331      6,388,779     23,094,606      8,340,634             --
                                            ------------------------------------------------------------------------
Net assets at end of period                 $  8,641,718   $ 13,930,331   $ 18,312,512   $ 23,094,606   $    971,026
                                            ========================================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                                                          PIMCO VIT
                                                                                          STOCKSPLUS
                                             PIMCO VIT              PIMCO VIT              GROWTH &
                                            LOW DURATION           REAL RETURN              INCOME
                                             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               2006*           2006           2005          2006*
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $      8,758   $    474,559   $    154,541   $      1,496
      Capital gains distributions                     --        565,792        124,476             --
      Realized capital gain (loss) on
        sales of fund shares                          (6)      (219,272)       (71,130)            39
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        (11,821)    (1,025,390)      (229,846)          (675)
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                             (3,069)      (204,311)       (21,959)           860

   From contract holder transactions:
      Variable annuity deposits                   15,703      1,624,904      2,790,003             --
      Contract holder maintenance charges         (4,960)      (181,326)      (106,936)           (76)
      Terminations and withdrawals                (9,748)    (1,555,534)    (1,009,918)          (415)
      Transfers between subaccounts, net       7,017,856     11,326,097      3,953,693         96,786
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         7,018,851     11,214,141      5,626,842         96,295
                                            ---------------------------------------------------------
Net increase (decrease) in net assets          7,015,782     11,009,830      5,604,883         97,155
Net assets at beginning of period                     --     11,739,604      6,134,721             --
                                            ---------------------------------------------------------
Net assets at end of period                 $  7,015,782   $ 22,749,434   $ 11,739,604   $     97,155
                                            =========================================================

                                                     PIMCO VIT                    POTOMAC VP
                                                   TOTAL RETURN                  MONEY MARKET
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    775,760   $    320,444   $     14,378   $     57,315
      Capital gains distributions                192,565        289,152             --             --
      Realized capital gain (loss) on
        sales of fund shares                    (179,437)       (44,223)            --             --
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        (76,411)      (468,163)            --             --
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            712,477         97,210         14,738         57,315

   From contract holder transactions:
      Variable annuity deposits                3,661,879      3,131,291          1,036     44,203,487
      Contract holder maintenance charges       (236,296)      (135,377)       (18,433)      (119,440)
      Terminations and withdrawals            (2,363,621)    (1,843,345)      (240,096)    (2,623,680)
      Transfers between subaccounts, net      16,725,509      7,031,113     (3,402,242)   (37,872,685)
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        17,787,471      8,183,682     (3,659,735)     3,587,682
                                            ---------------------------------------------------------
Net increase (decrease) in net assets         18,499,948      8,280,892     (3,644,997)     3,644,997
Net assets at beginning of period             17,698,769      9,417,877      3,644,997             --
                                            ---------------------------------------------------------
Net assets at end of period                 $ 36,198,717   $ 17,698,769   $         --   $  3,644,997
                                            =========================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                      RVT CLS               RVT CLS                RVT CLS
                                                    ADVISORONE             ADVISORONE            ADVISORONE
                                                      AMERIGO               BEROLINA              CLERMONT
                                                    SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                2006           2005          2006*          2006           2005
                                            ------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $ (2,716,171)  $ (1,908,884)  $    123,887   $    422,302   $   (683,646)
      Capital gains distributions             20,027,520      1,776,980             --      3,866,493        333,232
      Realized capital gain (loss) on
        sales of fund shares                   3,624,490      1,340,319          1,518      4,113,235        913,468
      Change in unrealized appreciation/
        depreciation on investments
        during the period                      1,876,932     12,209,942         19,538     (1,298,396)     2,055,593
                                            ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                         22,812,771     13,418,357        144,943      7,103,634      2,618,647

   From contract holder transactions:
      Variable annuity deposits               14,713,639      3,883,601         21,971      8,217,774      1,782,638
      Contract holder maintenance charges     (2,157,389)    (1,645,764)       (19,037)    (1,147,055)    (1,190,590)
      Terminations and withdrawals           (19,150,606)   (15,479,404)       (98,770)   (11,967,744)   (12,759,329)
      Transfers between subaccounts, net      38,250,357     64,438,215     19,047,673    (17,741,166)    26,067,381
                                            ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        31,656,001     51,196,648     18,951,837    (22,638,191)    13,900,100
                                            ------------------------------------------------------------------------
Net increase (decrease) in net assets         54,468,772     64,615,005     19,096,780    (15,534,557)    16,518,747
Net assets at beginning of period            187,122,211    122,507,206             --    103,230,525     86,711,778
                                            ------------------------------------------------------------------------
Net assets at end of period                 $241,590,983   $187,122,211   $ 19,096,780   $ 87,695,968   $103,230,525
                                            ========================================================================

                                              RYDEX VT
                                              ABSOLUTE
                                               RETURN               RYDEX VT
                                             STRATEGIES              BANKING
                                             SUBACCOUNT            SUBACCOUNT
                                               2006*           2006           2005
                                            ------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $     28,115   $     32,382   $    (15,636)
      Capital gains distributions                 41,855             --        156,539
      Realized capital gain (loss) on
        sales of fund shares                        (822)       130,625       (313,729)
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        (41,505)        65,883        (95,728)
                                            ------------------------------------------
   Net increase (decrease) in net assets
      from operations                             27,643        228,890       (268,554)

   From contract holder transactions:
      Variable annuity deposits                   59,496        401,567        179,987
      Contract holder maintenance charges         (7,595)       (30,484)       (27,063)
      Terminations and withdrawals               (88,688)      (235,081)      (273,341)
      Transfers between subaccounts, net       2,955,967      1,788,446     (1,603,338)
                                            ------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         2,919,180      1,924,448     (1,723,755)
                                            ------------------------------------------
Net increase (decrease) in net assets          2,946,823      2,153,338     (1,992,309)
Net assets at beginning of period                     --      2,121,033      4,113,342
                                            ------------------------------------------
Net assets at end of period                 $  2,946,823   $  4,274,371   $  2,121,033
                                            ==========================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                     RYDEX VT
                                                       BASIC                       RYDEX VT                       RYDEX VT
                                                     MATERIALS                   BIOTECHNOLOGY                  COMMODITIES
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                                2006           2005           2006           2005           2006           2005
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $      1,268   $   (117,377)  $    (95,091)  $    (63,056)  $    (89,114)  $     20,778
      Capital gains distributions                246,103        818,528             --             --             --             --
      Realized capital gain (loss) on
        sales of fund shares                     511,306       (420,329)    (1,256,037)        91,305     (1,568,195)       (28,537)
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        981,309       (629,470)      (329,652)       211,614       (584,657)         3,608
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                          1,739,986       (348,648)    (1,680,780)       239,863     (2,241,966)        (4,151)

   From contract holder transactions:
      Variable annuity deposits                1,727,368      1,806,076        938,200        329,638        638,126         52,264
      Contract holder maintenance charges       (137,676)      (113,799)       (65,182)       (59,621)       (71,592)       (14,367)
      Terminations and withdrawals            (1,289,629)    (1,225,129)      (554,817)      (728,171)      (546,078)      (129,259)
      Transfers between subaccounts, net      10,945,762     (3,732,997)    (9,978,947)    12,256,446     (3,896,630)    11,145,988
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        11,245,825     (3,265,849)    (9,660,746)    11,798,292     (3,876,174)    11,054,626
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets         12,985,811     (3,614,497)   (11,341,526)    12,038,155     (6,118,140)    11,050,475
Net assets at beginning of period              7,141,309     10,755,806     14,521,057      2,482,902     11,050,475             --
                                            ---------------------------------------------------------------------------------------
Net assets at end of period                 $ 20,127,120   $  7,141,309   $  3,179,531   $ 14,521,057   $  4,932,335   $ 11,050,475
                                            =======================================================================================

                                                     RYDEX VT                      RYDEX VT
                                                     CONSUMER                       DYNAMIC
                                                     PRODUCTS                         DOW
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (68,078)  $    (85,436)  $    (14,747)  $    (11,449)
      Capital gains distributions                147,309         88,501      1,743,896        118,124
      Realized capital gain (loss) on
        sales of fund shares                     981,741         86,286      1,502,351         35,386
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        857,708       (149,848)        70,803         28,753
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                          1,918,680        (60,497)     3,302,303        170,814

   From contract holder transactions:
      Variable annuity deposits                1,140,101        466,033        271,250        838,975
      Contract holder maintenance charges       (165,392)       (87,364)       (99,062)       (36,151)
      Terminations and withdrawals            (1,818,520)    (1,035,485)      (858,529)      (475,054)
      Transfers between subaccounts, net       8,421,213      4,400,096     15,401,767      3,275,949
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         7,577,402      3,743,280     14,715,426      3,603,719
                                            ---------------------------------------------------------
Net increase (decrease) in net assets          9,496,082      3,682,783     18,017,729      3,774,533
Net assets at beginning of period              8,229,911      4,547,128      5,557,021      1,782,488
                                            ---------------------------------------------------------
Net assets at end of period                 $ 17,725,993   $  8,229,911   $ 23,574,750   $  5,557,021
                                            =========================================================


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                                            RYDEX VT              RYDEX VT
                                                     RYDEX VT               DYNAMIC                DYNAMIC
                                                    DYNAMIC OTC           RUSSELL 2000             S&P 500
                                                    SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                2006           2005          2006*           2006           2005
                                            ------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   (209,995)  $   (182,894)  $        584   $      1,929   $    (84,418)
      Capital gains distributions                     --             --             --        457,233        642,328
      Realized capital gain (loss) on
        sales of fund shares                     928,370       (479,666)       (34,048)     1,110,983        (15,933)
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        378,993     (1,660,552)         2,448        435,753       (115,057)
                                            ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                          1,097,368     (2,323,112)       (31,016)     2,005,898        426,920

   From contract holder transactions:
      Variable annuity deposits                1,903,956      2,170,123         78,751      1,476,381      1,176,123
      Contract holder maintenance charges       (180,009)      (131,573)        (1,808)      (103,596)       (78,453)
      Terminations and withdrawals              (813,167)      (949,188)        (6,421)      (773,040)      (740,996)
      Transfers between subaccounts, net      (7,890,573)    (2,191,119)     1,121,950      3,037,345     (1,384,887)
                                            ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        (6,979,793)    (1,101,757)     1,192,472      3,637,090     (1,028,213)
                                            ------------------------------------------------------------------------
Net increase (decrease) in net assets         (5,882,425)    (3,424,869)     1,161,456      5,642,988       (601,293)
Net assets at beginning of period             19,613,223     23,038,092             --      8,627,310      9,228,603
                                            ------------------------------------------------------------------------
Net assets at end of period                 $ 13,730,798   $ 19,613,223   $  1,161,456   $ 14,270,298   $  8,627,310
                                            ========================================================================

                                                     RYDEX VT                      RYDEX VT
                                                      DYNAMIC                       DYNAMIC
                                                   STRENGTHENING                   WEAKENING
                                                      DOLLAR                        DOLLAR
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $     (2,748)  $       (545)  $    143,546   $      2,393
      Capital gains distributions                     --             --          2,913             --
      Realized capital gain (loss) on
        sales of fund shares                     (47,695)        (2,461)       180,251         (6,749)
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        (17,772)            --        (55,184)       (25,093)
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            (68,215)        (3,006)       271,526        (29,449)

   From contract holder transactions:
      Variable annuity deposits                   23,135             (3)       368,478            433
      Contract holder maintenance charges        (10,602)        (1,593)       (41,287)        (2,225)
      Terminations and withdrawals               (57,805)       (34,511)      (392,628)       (48,455)
      Transfers between subaccounts, net       2,031,989         39,125      1,815,352      1,602,635
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         1,986,717          3,018      1,749,915      1,552,388
                                            ---------------------------------------------------------
Net increase (decrease) in net assets          1,918,502             12      2,021,441      1,522,939
Net assets at beginning of period                     12             --      1,522,939             --
                                            ---------------------------------------------------------
Net assets at end of period                 $  1,918,514   $         12   $  3,544,380   $  1,522,939
                                            =========================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                     RYDEX VT                      RYDEX VT
                                                    ELECTRONICS                     ENERGY
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (82,899)  $    (50,027)  $   (392,798)  $   (368,073)
      Capital gains distributions                     --             --      7,213,705      1,570,096
      Realized capital gain (loss) on
        sales of fund shares                  (2,147,747)      (708,112)     2,615,652      5,580,759
      Change in unrealized appreciation/
        depreciation on investments
        during the period                           (853)       (40,068)    (6,540,848)       234,529
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                         (2,231,499)      (798,207)     2,895,711      7,017,311

   From contract holder transactions:
      Variable annuity deposits                  771,920        317,996      7,607,806      6,321,766
      Contract holder maintenance charges        (72,422)       (37,990)      (358,409)      (310,700)
      Terminations and withdrawals              (695,711)      (466,531)    (3,248,059)    (3,805,002)
      Transfers between subaccounts, net       2,242,884     (3,160,485)   (11,071,208)     4,140,159
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         2,246,671     (3,347,010)    (7,069,870)     6,346,223
                                            ---------------------------------------------------------
Net increase (decrease) in net assets             15,172     (4,145,217)    (4,174,159)    13,363,534
Net assets at beginning of period              1,220,650      5,365,867     30,729,196     17,365,662
                                            ---------------------------------------------------------
Net assets at end of period                 $  1,235,822   $  1,220,650   $ 26,555,037   $ 30,729,196
                                            =========================================================

                                                     RYDEX VT
                                                      ENERGY              RYDEX VT EP    RYDEX VT EP
                                                     SERVICES              AGGRESSIVE    CONSERVATIVE
                                                    SUBACCOUNT             SUBACCOUNT     SUBACCOUNT
                                                2006           2005          2006*          2006*
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   (416,708)  $   (316,122)  $     20,571   $        868
      Capital gains distributions              3,177,574             --            481             37
      Realized capital gain (loss) on
        sales of fund shares                   3,438,685      4,617,144            885             --
      Change in unrealized appreciation/
        depreciation on investments
        during the period                     (5,189,016)     2,267,060        (14,187)        (1,022)
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                          1,010,535      6,568,082          7,750           (117)

   From contract holder transactions:
      Variable annuity deposits                7,785,415      3,644,537             --             --
      Contract holder maintenance charges       (356,437)      (292,237)            --            (55)
      Terminations and withdrawals            (3,867,860)    (3,487,860)          (631)       (10,103)
      Transfers between subaccounts, net     (15,739,131)     8,880,672        432,125         81,928
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions       (12,178,013)     8,745,112        431,494         71,770
                                            ---------------------------------------------------------
Net increase (decrease) in net assets        (11,167,478)    15,313,194        439,244         71,653
Net assets at beginning of period             30,449,570     15,136,376             --             --
                                            ---------------------------------------------------------
Net assets at end of period                 $ 19,282,092   $ 30,449,570   $    439,244   $     71,653
                                            =========================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                                    RYDEX VT                      RYDEX VT
                                            RYDEX VT EP              EUROPE                       FINANCIAL
                                              MODERATE              ADVANTAGE                     SERVICES
                                             SUBACCOUNT            SUBACCOUNT                    SUBACCOUNT
                                               2006*           2006           2005           2006           2005
                                            ------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $     85,264   $    346,325   $   (106,208)  $     (7,293)  $    (27,586)
      Capital gains distributions                  1,147      1,039,501         38,847        422,320        417,484
      Realized capital gain (loss) on
        sales of fund shares                         (58)     1,957,443     (2,105,424)       679,801        199,939
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        (58,220)     2,005,389      1,393,293        234,713       (712,304)
                                            ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                             28,133      5,348,658       (779,492)     1,329,541       (122,467)

   From contract holder transactions:
      Variable annuity deposits                  183,891      1,737,235        867,786        613,933        491,771
      Contract holder maintenance charges         (3,340)      (251,768)      (102,132)       (93,558)       (63,902)
      Terminations and withdrawals               (12,955)    (2,587,126)    (1,261,768)    (1,029,189)    (1,098,988)
      Transfers between subaccounts, net       3,153,123     32,953,392    (17,555,168)     1,142,850     (4,287,126)
                                            ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         3,320,719     31,851,733    (18,051,282)       634,036     (4,958,245)
                                            ------------------------------------------------------------------------
Net increase (decrease) in net assets          3,348,852     37,200,391    (18,830,774)     1,963,577     (5,080,712)
Net assets at beginning of period                     --      8,938,182     27,768,956      8,521,836     13,602,548
                                            ------------------------------------------------------------------------
Net assets at end of period                 $  3,348,852   $ 46,138,573   $  8,938,182   $ 10,485,413   $  8,521,836
                                            ========================================================================

                                                   RYDEX VT U.S.
                                                    GOVERNMENT
                                                     LONG BOND                     RYDEX VT
                                                     ADVANTAGE                    HEALTH CARE
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    394,308   $    289,701   $   (211,640)  $   (156,038)
      Capital gains distributions                     --             --        495,515             --
      Realized capital gain (loss) on
        sales of fund shares                    (108,091)       766,268        403,110        849,146
      Change in unrealized appreciation/
        depreciation on investments
        during the period                       (224,449)       129,083       (612,376)       414,034
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                             61,768      1,185,052         74,609      1,107,142

   From contract holder transactions:
      Variable annuity deposits                2,456,791      2,465,875      1,529,500        993,989
      Contract holder maintenance charges       (187,599)      (197,070)      (154,971)      (128,820)
      Terminations and withdrawals            (1,953,450)    (2,474,470)    (1,452,658)    (1,597,063)
      Transfers between subaccounts, net      (2,275,159)    (4,709,922)    (5,952,428)     9,020,138
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        (1,959,417)    (4,915,587)    (6,030,557)     8,288,244
                                            ---------------------------------------------------------
Net increase (decrease) in net assets         (1,897,649)    (3,730,535)    (5,955,948)     9,395,386
Net assets at beginning of period             14,715,650     18,446,185     16,799,822      7,404,436
                                            ---------------------------------------------------------
Net assets at end of period                 $ 12,818,001   $ 14,715,650   $ 10,843,874   $ 16,799,822
                                            =========================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005



                                                                                                  RYDEX VT
                                                                                                   INVERSE
                                              RYDEX VT              RYDEX VT                       DYNAMIC
                                           HEDGED EQUITY            INTERNET                         DOW
                                             SUBACCOUNT            SUBACCOUNT                    SUBACCOUNT
                                                2006*           2006           2005           2006           2005
                                            -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $     38,503   $    (41,900)  $    (36,124)  $     18,125   $     14,913
      Capital gains distributions                 80,954             --        187,751             --             --
      Realized capital gain (loss) on
        sales of fund shares                         (73)       310,553       (850,845)    (1,108,267)         4,586
      Change in unrealized appreciation/
        depreciation on investments
        during the period
                                                 (71,081)       128,960       (169,852)      (541,195)        58,617
                                            -------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                             48,303        397,613       (869,070)    (1,631,337)        78,116

   From contract holder transactions:
      Variable annuity deposits                   62,199         89,639        169,604        127,372        185,095
      Contract holder maintenance charges         (8,079)       (37,487)       (30,690)       (46,293)       (35,171)
      Terminations and withdrawals               (32,342)      (406,526)      (403,193)      (361,232)      (324,123)
      Transfers between subaccounts, net       3,679,021     (2,126,727)     1,344,826      4,492,677      2,407,479
                                            -------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         3,700,799     (2,481,101)     1,080,547      4,212,524      2,233,280
                                            -------------------------------------------------------------------------
Net increase (decrease) in net assets          3,749,102     (2,083,488)       211,477      2,581,187      2,311,396
Net assets at beginning of period                     --      6,339,851      6,128,374      3,005,754        694,358
                                            -------------------------------------------------------------------------
Net assets at end of period                 $  3,749,102   $  4,256,363   $  6,339,851   $  5,586,941   $  3,005,754
                                            =========================================================================

                                                     RYDEX VT
                                                      INVERSE                      RYDEX VT
                                                    GOVERNMENT                      INVERSE
                                                     LONG BOND                      MID CAP
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    143,547   $   (178,854)  $     18,491   $      3,704
      Capital gains distributions                     --             --             --             --
      Realized capital gain (loss) on
        sales of fund shares                      81,494     (1,267,207)      (282,956)       (63,021)
      Change in unrealized appreciation/
        depreciation on investments
        during the period
                                                 148,741         42,571        (25,383)       (35,478)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            373,782     (1,403,490)      (289,848)       (94,795)

   From contract holder transactions:
      Variable annuity deposits                  476,453        648,949        219,225        202,015
      Contract holder maintenance charges       (121,008)      (151,681)       (26,970)       (11,265)
      Terminations and withdrawals            (1,683,677)    (2,143,082)      (336,185)      (100,489)
      Transfers between subaccounts, net       5,840,955      1,096,030      1,698,331        579,806
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         4,512,723       (549,784)     1,554,401        670,067
                                            ----------------------------------------------------------
Net increase (decrease) in net assets          4,886,505     (1,953,274)     1,264,553        575,272
Net assets at beginning of period              7,707,935      9,661,209        635,957         60,685
                                            ----------------------------------------------------------
Net assets at end of period                 $ 12,594,440   $  7,707,935   $  1,900,510   $    635,957
                                            ==========================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005



                                                                                   RYDEX VT                      RYDEX VT
                                                     RYDEX VT                       INVERSE                       INVERSE
                                                    INVERSE OTC                  RUSSELL 2000                     S&P 500
                                                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005           2006           2005
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    441,270   $   (180,951)  $     40,201   $     61,203   $    287,554   $   (216,029)
      Capital gains distributions                     --             --             --             --             --             --
      Realized capital gain (loss) on
        sales of fund shares                  (1,318,467)    (1,693,987)    (1,430,889)      (563,920)    (1,693,035)      (301,550)
      Change in unrealized appreciation/
        depreciation on investments
        during the period                       (307,936)       759,046       (127,057)        71,960       (301,664)        21,465
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                         (1,185,133)    (1,115,892)    (1,517,745)      (430,757)    (1,707,145)      (496,114)

   From contract holder transactions:
      Variable annuity deposits                  665,851        315,678        476,892        241,333        266,612        439,236
      Contract holder maintenance charges       (189,568)      (263,632)       (88,670)       (84,297)      (145,208)      (223,468)
      Terminations and withdrawals            (1,790,024)    (3,070,987)    (1,029,396)      (951,354)    (1,188,957)    (2,365,643)
      Transfers between subaccounts, net       1,019,089      4,593,968     (1,025,196)     4,929,773     (9,156,238)    14,807,969
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions          (294,652)     1,575,027     (1,666,370)     4,135,455    (10,223,791)    12,658,094
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets         (1,479,785)       459,135     (3,184,115)     3,704,698    (11,930,936)    12,161,980
Net assets at beginning of period             10,126,755      9,667,620      6,678,143      2,973,445     17,901,253      5,739,273
                                            ----------------------------------------------------------------------------------------
Net assets at end of period                 $  8,646,970   $ 10,126,755   $  3,494,028   $  6,678,143   $  5,970,317   $ 17,901,253
                                            ========================================================================================

                                                     RYDEX VT                      RYDEX VT
                                                       JAPAN                       LARGE CAP
                                                     ADVANTAGE                      GROWTH
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    138,549   $    (97,615)  $   (119,926)  $    (67,648)
      Capital gains distributions              1,575,596             --        166,063        161,025
      Realized capital gain (loss) on
        sales of fund shares                     774,733        546,833        (84,693)      (165,894)
      Change in unrealized appreciation/
        depreciation on investments
        during the period                     (3,304,520)     1,897,621        385,910       (285,532)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                           (815,642)     2,346,839        347,354       (358,049)

   From contract holder transactions:
      Variable annuity deposits                3,115,687      1,146,052        582,985        613,011
      Contract holder maintenance charges       (133,634)       (89,472)       (94,753)       (55,080)
      Terminations and withdrawals            (1,436,212)      (978,640)      (999,602)      (862,755)
      Transfers between subaccounts, net     (13,309,145)    14,825,381      2,169,100     (3,835,163)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions       (11,763,304)    14,903,321      1,657,730     (4,139,987)
                                            ----------------------------------------------------------
Net increase (decrease) in net assets        (12,578,946)    17,250,160      2,005,084     (4,498,036)
Net assets at beginning of period             23,054,071      5,803,911      7,806,174     12,304,210
                                            ----------------------------------------------------------
Net assets at end of period                 $ 10,475,125   $ 23,054,071   $  9,811,258   $  7,806,174
                                            ==========================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                     RYDEX VT                                                    RYDEX VT
                                                     LARGE CAP                     RYDEX VT                       MID CAP
                                                       VALUE                        LEISURE                      ADVANTAGE
                                                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005           2006           2005
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (68,916)  $    (28,471)  $    (53,124)  $    (91,636)  $   (142,096)  $   (164,965)
      Capital gains distributions                658,456        240,055        253,647        650,477      2,964,896         33,683
      Realized capital gain (loss) on
        sales of fund shares                   1,124,585       (115,436)        89,561       (523,147)       458,981      2,228,410
      Change in unrealized appreciation/
        depreciation on investments
        during the period                      1,387,740        (80,977)       366,198       (918,922)    (2,894,825)      (640,029)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                          3,101,865         15,171        656,282       (883,228)       386,956      1,457,099

   From contract holder transactions:
      Variable annuity deposits                1,310,089        749,634        368,744        312,207      1,016,940      1,143,321
      Contract holder maintenance charges       (255,800)       (72,619)       (41,899)       (80,619)      (155,409)      (148,352)
      Terminations and withdrawals            (2,784,904)    (1,230,048)      (385,203)    (1,208,633)    (1,632,308)    (1,462,067)
      Transfers between subaccounts, net      21,782,478      6,062,577      5,483,978    (14,037,340)     2,249,347       (328,127)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        20,051,863      5,509,544      5,425,620    (15,014,385)     1,478,570       (795,225)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets         23,153,728      5,524,715      6,081,902    (15,897,613)     1,865,526        661,874
Net assets at beginning of period             11,222,534      5,697,819      1,105,252     17,002,865     14,209,770     13,547,896
                                            ----------------------------------------------------------------------------------------
Net assets at end of period                 $ 34,376,262   $ 11,222,534   $  7,187,154   $  1,105,252   $ 16,075,296   $ 14,209,770
                                            ========================================================================================

                                                     RYDEX VT                      RYDEX VT
                                                      MID CAP                       MID CAP
                                                      GROWTH                         VALUE
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   (134,033)  $   (133,227)  $    (55,808)  $   (164,386)
      Capital gains distributions                543,120             --             --      2,713,423
      Realized capital gain (loss) on
        sales of fund shares                     502,054        271,153     (1,970,254)       925,236
      Change in unrealized appreciation/
        depreciation on investments
        during the period                       (725,495)        52,859      2,981,668     (2,232,528)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            185,646        190,785        955,606      1,241,745

   From contract holder transactions:
      Variable annuity deposits                1,465,973        777,836      1,507,800        882,850
      Contract holder maintenance charges        (96,066)      (117,955)      (113,016)      (167,396)
      Terminations and withdrawals            (1,172,773)    (1,174,111)    (1,261,318)    (2,127,733)
      Transfers between subaccounts, net     (16,353,712)    10,712,143      3,359,371     (2,213,623)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions       (16,156,578)    10,197,913      3,492,837     (3,625,902)
                                            ----------------------------------------------------------
Net increase (decrease) in net assets        (15,970,932)    10,388,698      4,448,443     (2,384,157)
Net assets at beginning of period             24,035,278     13,646,580      7,888,463     10,272,620
                                            ----------------------------------------------------------
Net assets at end of period                 $  8,064,346   $ 24,035,278   $ 12,336,906   $  7,888,463
                                            ==========================================================


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                              RYDEX VT
                                             MULTI-CAP              RYDEX VT                      RYDEX VT
                                            CORE EQUITY               NOVA                           OTC
                                             SUBACCOUNT            SUBACCOUNT                    SUBACCOUNT
                                                2006*           2006           2005           2006           2005
                                            -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $       (673)  $    208,555   $   (198,870)  $    (84,270)  $   (168,195)
      Capital gains distributions                     --             --             --             --             --
      Realized capital gain (loss) on
        sales of fund shares                     (20,898)     2,952,061      2,578,530       (375,407)      (202,391)
      Change in unrealized appreciation/
        depreciation on investments
        during the period                              2      1,455,836       (522,246)      (116,437)    (1,017,384)
                                            -------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            (21,569)     4,616,452      1,857,414       (576,114)    (1,387,970)

   From contract holder transactions:
      Variable annuity deposits                      419      1,011,287      1,238,332        158,539        661,303
      Contract holder maintenance charges             (3)      (241,451)      (254,632)       (74,465)      (174,109)
      Terminations and withdrawals                  (596)    (2,147,382)    (3,263,871)      (901,007)    (2,197,827)
      Transfers between subaccounts, net          21,960     11,816,732     (1,686,046)    (4,866,862)   (28,563,973)
                                            -------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions            21,780     10,439,186     (3,966,217)    (5,683,795)   (30,274,606)
                                            -------------------------------------------------------------------------
Net increase (decrease) in net assets                211     15,055,638     (2,108,803)    (6,259,909)   (31,662,576)
Net assets at beginning of period                     --     27,898,139     30,006,942     11,504,211     43,166,787
                                            -------------------------------------------------------------------------
Net assets at end of period                 $        211   $ 42,953,777   $ 27,898,139   $  5,244,302   $ 11,504,211
                                            =========================================================================

                                                     RYDEX VT
                                                     PRECIOUS                      RYDEX VT
                                                      METALS                      REAL ESTATE
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   (429,382)  $   (161,559)  $    173,047   $     10,614
      Capital gains distributions                     --             --        825,226             --
      Realized capital gain (loss) on
        sales of fund shares                   2,476,419     (1,175,571)     2,175,741        761,942
      Change in unrealized appreciation/
        depreciation on investments
        during the period                     (1,746,730)     3,151,778      1,474,953       (284,837)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            300,307      1,814,648      4,648,967        487,719

   From contract holder transactions:
      Variable annuity deposits                4,348,039      1,138,588      3,013,176      2,509,259
      Contract holder maintenance charges       (365,760)      (223,473)      (224,294)      (152,309)
      Terminations and withdrawals            (3,681,329)    (2,542,657)    (1,563,961)    (1,435,155)
      Transfers between subaccounts, net      (3,234,711)    13,792,205     11,572,367     (4,817,478)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        (2,933,761)    12,164,663     12,797,288     (3,895,683)
                                            ----------------------------------------------------------
Net increase (decrease) in net assets         (2,633,454)    13,979,311     17,446,255     (3,407,964)
Net assets at beginning of period             25,245,281     11,265,970      9,780,248     13,188,212
                                            ----------------------------------------------------------
Net assets at end of period                 $ 22,611,827   $ 25,245,281   $ 27,226,503   $  9,780,248
                                            ==========================================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                                                   RYDEX VT                      RYDEX VT
                                                     RYDEX VT                    RUSSELL 2000                     SECTOR
                                                     RETAILING                     ADVANTAGE                     ROTATION
                                                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005           2006           2005
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (68,306)  $    (84,529)  $   (161,564)  $    150,207   $   (200,084)  $    (89,227)
      Capital gains distributions                223,749        136,240             --             --        638,871             --
      Realized capital gain (loss) on
        sales of fund shares                     179,177       (499,472)     1,343,080        340,855        645,409        369,383
      Change in unrealized appreciation/
        depreciation on investments
        during the period                         (9,726)       (51,384)       815,000     (1,405,333)      (474,378)       319,819
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            324,894       (499,145)     1,996,516       (914,271)       609,818        599,975

   From contract holder transactions:
      Variable annuity deposits                  165,415        354,717      1,062,619      1,033,311      3,132,992      1,013,169
      Contract holder maintenance charges        (53,390)       (72,870)      (204,059)      (144,353)      (168,239)       (82,870)
      Terminations and withdrawals              (395,016)      (733,319)    (1,594,766)    (1,897,688)    (1,824,354)      (910,121)
      Transfers between subaccounts, net       4,241,451      1,585,723      5,593,592    (16,102,972)     1,741,738        790,893
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         3,958,460      1,134,251      4,857,386    (17,111,702)     2,882,137        811,071
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets          4,283,354        635,106      6,853,902    (18,025,973)     3,491,955      1,411,046
Net assets at beginning of period              2,810,252      2,175,146     11,134,630     29,160,603      9,561,616      8,150,570
                                            ----------------------------------------------------------------------------------------
Net assets at end of period                 $  7,093,606   $  2,810,252   $ 17,988,532   $ 11,134,630   $ 13,053,571   $  9,561,616
                                            ========================================================================================

                                                     RYDEX VT                      RYDEX VT
                                                     SMALL CAP                     SMALL CAP
                                                      GROWTH                         VALUE
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   (119,590)  $   (157,436)  $   (115,032)  $   (128,402)
      Capital gains distributions                428,114        960,547        685,846        922,627
      Realized capital gain (loss) on
        sales of fund shares                    (559,126)       154,186        205,480       (346,856)
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        457,855     (1,323,139)       513,922     (1,057,222)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            207,253       (365,842)     1,290,216        609,853)

   From contract holder transactions:
      Variable annuity deposits                  731,533        954,735        840,107        935,711
      Contract holder maintenance charges        (93,316)      (126,876)      (143,482)      (108,124)
      Terminations and withdrawals            (1,098,264)    (1,652,693)    (1,148,729)    (1,504,111)
      Transfers between subaccounts, net        (821,482)    (2,555,044)     6,266,961    (17,272,162)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        (1,281,529)    (3,379,878)     5,814,857    (17,948,686)
                                            ----------------------------------------------------------
Net increase (decrease) in net assets         (1,074,276)    (3,745,720)     7,105,073    (18,558,539)
Net assets at beginning of period             13,877,361     17,623,081      9,179,571     27,738,110
                                            ----------------------------------------------------------
Net assets at end of period                 $ 12,803,085   $ 13,877,361   $ 16,284,644   $  9,179,571
                                            ==========================================================


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                     RYDEX VT                      RYDEX VT                      RYDEX VT
                                                    TECHNOLOGY                TELECOMMUNICATIONS              TRANSPORTATION
                                                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005           2006           2005
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (88,538)  $    (76,212)  $     23,229   $    (21,279)  $   (148,929)  $    (61,762)
      Capital gains distributions                     --             --        122,092         72,509             --         29,023
      Realized capital gain (loss) on
        sales of fund shares                     117,234        190,254       (274,843)      (177,453)       (87,794)      (274,395)
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        211,731       (104,929)       378,753       (165,945)      (353,640)      (256,641)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            240,427          9,113        249,231       (292,168)      (590,363)      (563,775)

   From contract holder transactions:
      Variable annuity deposits                  774,708        571,003        805,724        102,149      1,075,729        250,567
      Contract holder maintenance charges        (69,331)       (68,920)       (81,092)       (14,327)      (116,568)       (55,431)
      Terminations and withdrawals              (850,584)    (1,026,438)      (785,379)      (229,538)    (1,181,224)      (580,420)
      Transfers between subaccounts, net       2,403,602       (844,424)    10,350,558     (3,634,880)     1,328,856     (1,867,427)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions
                                               2,258,395     (1,368,779)    10,289,811     (3,776,596)     1,106,793     (2,252,711)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets          2,498,822     (1,359,666)    10,539,042     (4,068,764)       516,430     (2,816,486)
Net assets at beginning of period              5,647,791      7,007,457        764,283      4,833,047      6,902,561      9,719,047
                                            ----------------------------------------------------------------------------------------
Net assets at end of period                 $  8,146,613   $  5,647,791   $ 11,303,325   $    764,283   $  7,418,991   $  6,902,561
                                            ========================================================================================

                                                   RYDEX VT U.S.
                                                    GOVERNMENT                     RYDEX VT
                                                   MONEY MARKET                    UTILITIES
                                                    SUBACCOUNT                    SUBACCOUNT
                                                2006           2005           2006           2005
                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $  4,846,483   $  1,119,998   $    291,586   $   (129,106)
      Capital gains distributions                     --             --        224,245             --
      Realized capital gain (loss) on
        sales of fund shares                          --             --      1,276,959        719,513
      Change in unrealized appreciation/
        depreciation on investments
        during the period                             --             --      1,229,777       (375,789)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                          4,846,483      1,119,998      3,022,567        214,618

   From contract holder transactions:
      Variable annuity deposits              224,943,924    222,335,880      2,283,442      3,190,913
      Contract holder maintenance charges     (2,477,021)    (2,386,246)      (187,532)      (179,077)
      Terminations and withdrawals           (34,812,673)   (46,495,986)    (1,554,514)    (2,172,045)
      Transfers between subaccounts, net    (179,085,994)  (145,492,859)     8,568,050      4,859,289
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions
                                               8,568,236     27,960,789      9,109,446      5,699,080
                                            ----------------------------------------------------------
Net increase (decrease) in net assets         13,414,719     29,080,787     12,132,013      5,913,698
Net assets at beginning of period            132,411,020    103,330,233     14,928,893      9,015,195
                                            ----------------------------------------------------------
Net assets at end of period                 $145,825,739   $132,411,020   $ 27,060,906   $ 14,928,893
                                            ==========================================================


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                                                      SBL                        TEMPLETON
                                                        SBL                        SMALL CAP                     DEVELOPING
                                                      GLOBAL                         VALUE                        MARKETS
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                                2006           2005           2006           2005           2006           2005
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   (482,078)  $   (239,772)  $   (162,260)  $   (101,186)  $     (2,856)  $     (2,831)
      Capital gains distributions                     --             --             --             --             --             --
      Realized capital gain (loss) on
        sales of fund shares                   4,032,401      1,040,586      1,251,266        403,360        181,673        199,560
      Change in unrealized appreciation/
        depreciation on investments
        during the period                      2,261,468      2,576,296        457,963        803,101         38,034         58,828
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                          5,811,791      3,377,110      1,546,969      1,105,275        216,851        255,557

   From contract holder transactions:
      Variable annuity deposits                5,917,614      3,063,436      2,319,293      2,608,580          5,728         12,891
      Contract holder maintenance charges       (457,740)      (208,929)      (150,907)       (80,084)       (11,778)        (9,684)
      Terminations and withdrawals            (4,666,146)    (1,799,719)    (1,407,555)      (601,008)      (184,171)       (72,074)
      Transfers between subaccounts, net         668,693     17,546,512       (331,867)     3,408,440       (203,632)      (894,763)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         1,462,421     18,601,300        428,964      5,335,928       (393,853)      (963,630)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets          7,274,212     21,978,410      1,975,933      6,441,203       (177,002)      (708,073)
Net assets at beginning of period            33,430,928      11,452,518     13,210,171      6,768,968        956,652      1,664,725
                                            ----------------------------------------------------------------------------------------
Net assets at end of period                 $ 40,705,140   $ 33,430,928   $ 15,186,104   $ 13,210,171   $    779,650   $    956,652
                                            ========================================================================================

                                                     TEMPLETON             VAN KAMPEN
                                                      FOREIGN                 LIT
                                                    SECURITIES             GOVERNMENT
                                                    SUBACCOUNT             SUBACCOUNT
                                                2006           2005          2006*
                                            -------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $     (9,378)  $    (19,489)  $         (2)
      Capital gains distributions                     --             --             --
      Realized capital gain (loss) on
        sales of fund shares                   1,056,091        645,029             --
      Change in unrealized appreciation/
        depreciation on investments
        during the period                       (332,187)      (229,126)            (5)
                                            -------------------------------------------
   Net increase (decrease) in net assets
      from operations                            714,526        396,414             (7)

   From contract holder transactions:
      Variable annuity deposits                   13,598         25,801              1
      Contract holder maintenance charges        (44,996)       (48,622)            (1)
      Terminations and withdrawals              (540,546)      (458,104)            --
      Transfers between subaccounts, net      (2,376,222)    (2,600,559)         2,533
                                            -------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        (2,948,166)    (3,081,484)         2,533
                                            -------------------------------------------
Net increase (decrease) in net assets         (2,233,640)    (2,685,070)         2,526
Net assets at beginning of period              4,224,147      6,909,217             --
                                            -------------------------------------------
Net assets at end of period                 $  1,990,507   $  4,224,147   $      2,526
                                            ===========================================


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005


                                                    WELLS FARGO
                                                     ADVANTAGE
                                                    OPPORTUNITY
                                                        VT
                                                    SUBACCOUNT
                                                2006           2005
                                            ----------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   (119,223)  $   (106,484)
      Capital gains distributions                774,607             --
      Realized capital gain (loss) on
        sales of fund shares                     790,642        200,676
      Change in unrealized appreciation/
        depreciation on investments
        during the period                       (470,357)       391,525
                                            ----------------------------
   Net increase (decrease) in net assets
      from operations                            975,669        485,717

   From contract holder transactions:
      Variable annuity deposits                1,019,362        944,851
      Contract holder maintenance charges        (87,118)       (75,926)
      Terminations and withdrawals              (898,257)      (764,286)
      Transfers between subaccounts, net      (4,210,205)     3,820,354
                                            ----------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        (4,176,218)     3,924,993
                                            ----------------------------
Net increase (decrease) in net assets         (3,200,549)     4,410,710
Net assets at beginning of period             11,372,667      6,961,957
                                            ----------------------------
Net assets at end of period                 $  8,172,118   $ 11,372,667
                                            ============================


SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account XIV - AdvisorDesigns Variable Annuity (AdvisorDesigns) is a deferred variable annuity account offered by Security Benefit Life Insurance Company (SBL). Purchase payments for AdvisorDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:


                   SUBACCOUNT                                            MUTUAL FUND
----------------------------------------------------------------------------------------------------------
                                                   AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation                         AIM V.I. Capital Appreciation Fund Series I
AIM V.I. International Growth                         AIM V.I. International Growth Fund Series II
AIM V.I. Mid Cap Core Equity                          AIM V.I. Mid Cap Core Equity Fund Series II
                                                   Rafferty Asset Management, LLC:
Direxion Dynamic VP HY Bond*                          Direxion Dynamic VP HY Bond
                                                   The Dreyfus Corporation
Dreyfus VIF International Value                       Dreyfus VIF International Value  - Service Shares
                                                   Federated Insurance Series:
Federated High Income Bond II                         Federated High Income Bond Fund II - Service Shares
Federated Fund for U.S. Government Securities II      Federated Fund for U.S. Government Securities II
                                                   Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund                               Fidelity VIP Contrafund - Service Class 2
Fidelity VIP Growth Opportunities                     Fidelity VIP Growth Opportunities - Service Class 2
Fidelity VIP Index 500                                Fidelity VIP Index 500 - Service Class 2
Fidelity VIP Investment Grade Bond                    Fidelity VIP Investment Grade Bond - Service Class 2
                                                   Franklin Templeton Variable Insurance Products Trust:
Franklin Small-Mid Cap Growth                         Franklin Small-Mid Cap Growth Fund
                                                   The Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Guardian                         Neuberger Berman AMT Guardian Portfolio (Class 1)
Neuberger Berman AMT Partners                         Neuberger Berman AMT Partners Portfolio
                                                   Oppenheimer Funds, Inc.
Oppenheimer Main Street                            Oppenheimer Main Street
  Small Cap Fund /VA                                  Small Cap Fund /VA - Service Shares


*     PRIOR TO APRIL 28, 2006, THIS WAS POTOMAC DYNAMIC VP HY BOND

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


                   SUBACCOUNT                                            MUTUAL FUND
----------------------------------------------------------------------------------------------------------
                                                   PIMCO Variable Insurance Trust:
PIMCO VIT Low Duration                                PIMCO VIT Low Duration (Administrative Class)
PIMCO VIT Real Return                                 PIMCO Real Return Portfolio (Administrative Class)
PIMCO VIT StocksPLUS Growth & Income                  PIMCO VIT StocksPLUS Growth & Income
                                                         (Administrative Class)
PIMCO VIT Total Return                                PIMCO Total Return Portfolio (Administrative Class)
                                                   The Potomac Insurance Trust:
Potomac VP Money Market                               Potomac VP Money Market Fund
                                                   The Rydex Variable Trust:
RVT CLS AdvisorOne Amerigo                            RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Berolina                           RVT CLS AdvisorOne Berolina Fund
RVT CLS AdvisorOne Clermont                           RVT CLS AdvisorOne Clermont Fund
Rydex VT Absolute Return Strategies                   Rydex VT Absolute Return Strategies Fund
Rydex VT Banking                                      Rydex VT Banking Fund
Rydex VT Basic Materials                              Rydex VT Basic Materials Fund
Rydex VT Biotechnology                                Rydex VT Biotechnology Fund
Rydex VT Commodities                                  Rydex VT Commodities Fund
Rydex VT Consumer Products                            Rydex VT Consumer Products Fund
Rydex VT Dynamic Dow*                                 Rydex VT Dynamic Dow Fund
Rydex VT Dynamic OTC*                                 Rydex VT Dynamic OTC Fund
Rydex VT Dynamic Russell 2000                         Rydex VT Dynamic Russell 2000 Fund
Rydex VT Dynamic S&P 500*                             Rydex VT Dynamic S&P 500 Fund
Rydex VT Dynamic Strengthening Dollar*                Rydex VT Dynamic Strengthening Dollar Fund
Rydex VT Dynamic Weakening Dollar*                    Rydex VT Dynamic Weakening Dollar Fund
Rydex VT Electronics                                  Rydex VT Electronics Fund
Rydex VT Energy                                       Rydex VT Energy Fund
Rydex VT Energy Services                              Rydex VT Energy Services Fund
Rydex VT EP Aggressive                                Rydex VT EP Aggressive Fund
Rydex VT EP Conservative                              Rydex VT EP Conservative Fund
Rydex VT EP Moderate                                  Rydex VT EP Moderate Fund
Rydex VT Europe Advantage*                            Rydex VT Europe Advantage Fund
Rydex VT Financial Services                           Rydex VT Financial Services Fund
Rydex VT Government Long Bond                         Rydex VT Government Long Bond Advantage Fund
   Advantage*
Rydex VT Health Care                                  Rydex VT Health Care Fund
Rydex VT Hedged Equity                                Rydex VT Hedged Equity Fund


* PRIOR TO MAY 1, 2006, THIS WAS RYDEX VT LONG DYNAMIC DOW, RYDEX VT VELOCITY 100, RYDEX VT TITAN 500, RYDEX VT STRENGTHENING DOLLAR, RYDEX VT WEAKENING DOLLAR, RYDEX VT LARGE CAP EUROPE, AND RYDEX VT US GOVERNMENT BOND, RESPECTIVELY.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


                   SUBACCOUNT                                            MUTUAL FUND
----------------------------------------------------------------------------------------------------------
Rydex VT Internet                                     Rydex VT Internet Fund
Rydex VT Inverse Dynamic Dow*                         Rydex VT Inverse Dynamic Dow Fund
Rydex VT Inverse Government Long Bond*                Rydex VT Inverse Government Long Bond Fund
Rydex VT Inverse Mid Cap                              Rydex VT Inverse Mid Cap Fund
Rydex VT Inverse OTC*                                 Rydex VT Inverse OTC Fund
Rydex VT Inverse Russell 2000*                        Rydex VT Inverse Russell 2000 Fund
Rydex VT Inverse S&P 500*                             Rydex VT Inverse S&P 500 Fund
Rydex VT Japan Advantage*                             Rydex VT Japan Advantage Fund
Rydex VT Large Cap Growth                             Rydex VT Large Cap Growth Fund
Rydex VT Large Cap Value                              Rydex VT Large Cap Value Fund
Rydex VT Leisure                                      Rydex VT Leisure Fund
Rydex VT Mid Cap Advantage*                           Rydex VT Mid Cap Advantage Fund
Rydex VT Mid Cap Growth                               Rydex VT Mid Cap Growth Fund
Rydex VT Mid Cap Value                                Rydex VT Mid Cap Value Fund
Rydex Multi-Cap Core Equity                           Rydex Multi-Cap Core Equity Fund
Rydex VT Nova                                         Rydex VT Nova Fund
Rydex VT OTC                                          Rydex VT OTC Fund
Rydex VT Precious Metals                              Rydex VT Precious Metals Fund
Rydex VT Real Estate                                  Rydex VT Real Estate Fund
Rydex VT Retailing                                    Rydex VT Retailing Fund
Rydex VT Russell 2000 Advantage*                      Rydex VT Russell 2000 Advantage Fund
Rydex VT Sector Rotation                              Rydex VT Sector Rotation Fund
Rydex VT Small Cap Growth                             Rydex VT Small Cap Growth Fund
Rydex VT Small Cap Value                              Rydex VT Small Cap Value Fund
Rydex VT Technology                                   Rydex VT Technology Fund
Rydex VT Telecommunications                           Rydex VT Telecommunications Fund
Rydex VT Transportation                               Rydex VT Transportation Fund
Rydex VT U.S. Government Money Market                 Rydex VT U.S. Government Money Market Fund
Rydex VT Utilities                                    Rydex VT Utilities Fund
                                                   SBL Fund:
SBL Global                                            SBL Global
SBL Small Cap Value                                   SBL Small Cap Value
                                                   Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets                          Templeton Developing Markets Securities Fund - Class 2
Templeton Foreign Securities                          Templeton Foreign Securities Fund - Class 2


* PRIOR TO MAY 1, 2006 THIS WAS RYDEX VT INVERSE DYNAMIC DOW 30, RYDEX VT JUNO, RYDEX VT ARKTOS, RYDEX VT INVERSE SMALL CAP, RYDEX VT, URSA, RYDEX VT LARGE CAP JAPAN, RYDEX VT MEDIUS, AND RYDEX VT MEKROS, RESPECTIVELY.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


                   SUBACCOUNT                                            MUTUAL FUND
----------------------------------------------------------------------------------------------------------

   Van Kampen LIT Government                          Van Kampen Asset Management:
                                                         Van Kampen LIT Government Fund - Class II
                                                      Wells Fargo Advantage Opportunity Fund:
   Wells Fargo Advantage Opportunity VT                  Wells Fargo Advantage Opportunity VT Fund


During 2006, Potomac VP Money Market merged into Rydex VT U.S. Government Money Market. Pursuant to the plan of reorganization approved by Potomac VP Money Market shareholders, Rydex VT U.S. Government Money Market acquired all the net assets of the Potomac VP Money Market, which totaled $1,952,126 on the closing date of the reorganization, April 28, 2006. A total of 1,952,126 shares were exchanged from Potomac VP Money Market. In exchange for the assets of Potomac VP Money Market, 1,952,126 shares of Rydex VT U.S. Government Money Market were issued to shareholders of record immediately after the closing date.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

AIM Advisors, Inc. serves as investment advisor for the AIM Variable Insurance Funds. The Dreyfus Corporation services as investment advisor for the Dreyfus Variable Investment Fund. Federated Investment Management Company serves as investment advisor for the Federated Insurance Series. Fidelity Management and Research Company (FMR) serves as investment advisor for the Fidelity Variable Insurance Products Fund. FMR has engaged FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc., and Fidelity Investments Japan Limited to provide subadvisory service to Fidelity VIP Contrafund & Fidelity VIP Growth Opportunities. FMR has engaged FMRC to provide subadvisory services to Fidelity VIP Index 500. FMR has engaged Fidelity Investments Money Management, Inc. to provide subadvisory services to Fidelity VIP Investment Grade Bond. Franklin Advisors, Inc. serves as investment advisor for Franklin Small-Mid Cap Growth Fund. Neuberger Berman Management, Inc. (NBMI) serves as investment manager for The Neuberger Berman Advisors Management Trust. NBMI has engaged Neuberger Berman, LLC to provide subadvisory services to The Neuberger Berman Advisors Management Trust. Oppenheimer Funds, Inc. serves as investment advisor for the Oppenheimer Variable Account Funds. Pacific Investment Management Company serves as investment adviser for PIMCO Variable Insurance Trust. Rafferty Asset Management, LLC serves as investment advisor for The Potomac Insurance Trust. Rydex Investments has engaged Clarke Lanzen Skalla Investment Firm, LLC, to provide

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

sub advisory services to RVT CLS AdvisorOne Amerigo and RVT CLS AdvisorOne Clermont Funds. Rydex Investments serves as investment advisor for The Rydex Variable Trust. Under terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Corporation. SBL is a wholly owned subsidiary of Security Benefit Corporation. SMC has engaged OppenheimerFunds, Inc. to provide subadvisory services to SBL Global and Wells Capital Management Incorporated to provide subadvisory services to SBL Small Cap Value. Templeton Asset Management Ltd. serves as investment advisor for the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC serves as investment advisor for the Templeton Foreign Securities Fund. Van Kampen Investments serves as investment advisor for the Van Kampen Life Investment Trust. Wells Capital Management serves as investment advisor for Wells Fargo Advantage Opportunity VT Fund.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2006 were as follows:

                                                      COST OF        PROCEEDS
                   SUBACCOUNT                        PURCHASES      FROM SALES
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                      $  10,649,903   $  16,873,652
AIM V.I. International Growth*                        13,794,526       2,962,367
AIM V.I. Mid Cap Core Equity*                            245,177             361
Direxion Dynamic VP HY Bond                          125,133,939     119,763,737
Dreyfus VIF International Value*                       2,164,717             139
Federated High Income Bond II                         28,863,555      24,117,949
Federated Fund for U.S. Government Securities II      11,209,742      14,254,614
Fidelity VIP Contrafund                               31,150,277      26,887,745
Fidelity VIP Growth Opportunities                      8,913,151       5,315,911
Fidelity VIP Index 500                                14,831,097       5,942,757
Fidelity VIP Investment Grade Bond                    17,969,559      12,654,362
Franklin Small Cap Growth                                 81,439         802,792
Neuberger Berman AMT Guardian                         14,776,994      20,916,983
Neuberger Berman AMT Partners                         18,860,339      23,632,269
Oppenheimer Main Street Small Cap Fund /VA*              996,981          18,390

*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                      COST OF        PROCEEDS
                   SUBACCOUNT                        PURCHASES      FROM SALES
--------------------------------------------------------------------------------
PIMCO VIT Low Duration*                            $   7,036,231   $       8,622
PIMCO VIT Real Return                                 21,421,499       9,167,007
PIMCO VIT StocksPLUS Growth & Income*                    107,018           9,227
PIMCO VIT Total Return                                28,093,355       9,337,557
Potomac VP Money Market                                   15,173       3,660,157
RVT CLS AdvisorOne Amerigo                            72,441,329      23,473,979
RVT CLS AdvisorOne Berolina*                          19,512,729         437,005
RVT CLS AdvisorOne Clermont                           23,006,146      41,355,543
Rydex VT Absolute Return Strategies*                   3,175,099         185,949
Rydex VT Banking                                      18,342,299      16,385,469
Rydex VT Basic Materials                              46,656,343      35,163,148
Rydex VT Biotechnology                                39,928,546      49,684,383
Rydex VT Commodities                                  26,204,035      30,169,323
Rydex VT Consumer Products                            50,246,726      42,590,093
Rydex VT Dynamic Dow                                  69,048,705      52,604,130
Rydex VT Dynamic OTC                                 191,891,735     199,081,523
Rydex VT Dynamic Russell 2000*                         3,614,050       2,420,994
Rydex VT Dynamic S&P 500                              47,938,759      43,842,507
Rydex VT Dynamic Strengthening Dollar                  9,043,916       7,059,947
Rydex VT Dynamic Weakening Dollar                     26,554,855      24,658,481
Rydex VT Electronics                                  39,566,434      37,402,662
Rydex VT Energy                                       57,813,934      58,062,897
Rydex VT Energy Services                              72,962,201      82,379,348
Rydex VT EP Aggressive*                                  514,558          62,012
Rydex VT EP Conservative*                                 72,771              96
Rydex VT EP Moderate*                                  3,415,810           8,680
Rydex VT Europe Advantage                             94,573,395      61,335,836
Rydex VT Financial Services                           29,681,307      28,632,244
Rydex VT Government Long Bond Advantage               82,159,868      83,724,982
Rydex VT Health Care                                  31,977,794      37,724,477
Rydex VT Hedged Equity*                                3,836,029          15,773
Rydex VT Internet                                     22,381,741      24,904,742
Rydex VT Inverse Dynamic Dow                          46,369,410      42,138,761
Rydex VT Inverse Government Long Bond                 77,198,013      72,541,743
Rydex VT Inverse Mid Cap                              21,548,472      19,975,580
Rydex VT Inverse OTC                                 148,605,890     148,459,272
Rydex VT Inverse Russell 2000                         62,092,214      63,718,383
Rydex VT Inverse S&P 500                              69,784,015      79,720,252
Rydex VT Japan Advantage                              72,733,011      82,782,170
Rydex VT Large Cap Growth                             38,842,944      37,139,077
Rydex VT Large Cap Value                              70,167,208      49,525,805
Rydex VT Leisure                                      23,012,030      17,385,887
Rydex VT Mid Cap Advantage                           100,144,007      95,842,638
Rydex VT Mid Cap Growth                               41,791,804      57,539,295

*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                      COST OF        PROCEEDS
                   SUBACCOUNT                        PURCHASES      FROM SALES
--------------------------------------------------------------------------------
Rydex VT Mid Cap Value                             $  31,498,046   $  28,061,017
Rydex VT Multi-Cap Core Equity*                        1,558,064       1,536,957
Rydex VT Nova                                        116,054,389     105,406,648
Rydex VT OTC                                          74,863,440      80,631,505
Rydex VT Precious Metals                              88,625,134      91,988,277
Rydex VT Real Estate                                  59,682,767      45,887,206
Rydex VT Retailing                                    26,416,113      22,302,210
Rydex VT Russell Advantage 2000                      108,294,764     103,598,942
Rydex VT Sector Rotation                              26,826,176      23,505,252
Rydex VT Small Cap Growth                             53,155,178      54,128,182
Rydex VT Small Cap Value                              57,202,342      50,816,671
Rydex VT Technology                                   21,203,595      19,033,738
Rydex VT Telecommunications                           36,025,533      25,590,401
Rydex VT Transportation                               40,001,464      39,043,600
Rydex VT U.S. Government Money Market                804,791,392     791,376,673
Rydex VT Utilities                                    48,170,145      38,544,868
SBL Global                                            40,611,777      39,631,434
SBL Small Cap Value                                   11,393,308      11,126,604
Templeton Developing Markets                              66,190         462,899
Templeton Foreign Securities                             206,807       3,164,351
Van Kampen LIT Government*                                 2,533               2
Wells Fargo Advantage Opportunity VT                   5,835,521       9,356,356

*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

ANNUITY RESERVES

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC).

Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PRESENTATION

The 2006 comparative financial statements are presented in whole dollars. Previously, the prior year financial statements were presented in thousands. To be comparative, the prior year column in the current year financial statements has been converted to whole dollars.

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a daily administrative charge equal to an annual rate of each subaccount's average daily net asset value. The amount of these charges differs by subaccount and ranges from 0.25% to 0.60%.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

2. VARIABLE ANNUITY CONTRACT CHARGES (CONTINUED)

 ADMINISTRATIVE
     CHARGE                                 SUBACCOUNT
------------------------------------------------------------------------------
      0.25%         SBL Global, SBL Small Cap Value

      0.35%         AIM V.I. International Growth, AIM V.I. Mid Cap Core
                    Equity

      0.40% Direxion Dynamic VP HY Bond, Dreyfus VIF International Value Fund, Oppenheimer Main Street Small Cap Fund/VA

      0.45% Van Kampen LIT Government Fund, Rydex Funds (Except RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, and RVT CLS AdvisorOne Clermont)

      0.50% Federated High Income Bond II and Fidelity Funds (except Fidelity Index 500), Rydex CLS AdvisorOne Amerigo,
                    Rydex CLS AdvisorOne Berolina, and Rydex CLS
                    AdvisorOne Clermont.

      0.55% Fidelity Index 500, Wells Fargo Advantage Opportunity VT, PIMCO VIT Low Duration, PIMCO VIT StocksPLUS
                    Growth & Income, PIMCO VIT Real Return, and PIMCO
                    VIT Total Return.

      0.60%         AIM V.I. Capital Appreciation, Federated Fund U.S.
                    Government Securities II, Franklin Small-Mid Cap Growth, Neuberger Berman Funds, and Templeton Funds.

SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:


                                                           2006                                           2005
                                        ------------------------------------------------------------------------------------------
                                                                           NET                                            NET
                                            UNITS         UNITS          INCREASE         UNITS          UNITS         INCREASE
             SUBACCOUNT                    ISSUED        REDEEMED       (DECREASE)        ISSUED        REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation              1,630,280     (2,296,682)       (666,402)        688,986       (281,692)        407,294
AIM V.I. International Growth*             1,339,422       (298,798)      1,040,624              --             --              --
AIM V.I. Mid Cap Core Equity*                 23,178            (21)         23,157              --             --              --
Potomac Dynamic VP HY Bond                14,344,688    (13,778,996)        565,692      13,183,466     (9,684,306)      3,499,160
Dreyfus VIF International Value*             210,483           (250)        210,233              --             --              --
Federated High Income Bond II              3,631,096     (3,325,635)        305,461       4,018,717     (5,513,125)     (1,494,408)
Federated Fund for U.S. Government
   Securities II                           1,628,988     (1,936,324)       (307,336)      1,207,419       (832,091)        375,328
Fidelity VIP Contrafund                    3,863,308     (3,752,010)        111,298       3,357,284     (1,363,240)      1,994,044
Fidelity VIP Growth Opportunities          1,173,972       (788,770)        385,202         471,099       (272,477)        198,622
Fidelity VIP Index 500                     2,805,215     (1,849,356)        955,859       2,483,743     (2,415,474)         68,269
Fidelity VIP Investment Grade Bond         2,653,459     (2,121,201)        532,258       1,161,198       (934,650)        226,548
Franklin Small Cap Growth                     25,626        (85,530)        (59,904)        148,591       (290,366)       (141,775)
Neuberger Berman AMT Guardian              1,757,772     (2,343,744)       (585,972)      1,289,790       (572,166)        717,624
Neuberger Berman AMT Partners              2,136,245     (2,633,745)       (497,500)      2,085,834       (958,348)      1,127,486
Oppenheimer Main Street Small Cap
  Fund /VA*                                   98,435         (3,156)         95,279              --             --              --
PIMCO VIT Low Duration*                      704,417         (1,475)        702,942              --             --              --
PIMCO VIT Real Return                      2,820,706     (1,695,240)      1,125,466       1,930,582     (1,385,105)        545,477
PIMCO VIT StocksPLUS Growth & Income*         11,309         (1,799)          9,510              --             --              --
PIMCO VIT Total Return                     4,327,148     (2,413,758)      1,913,390       2,428,468     (1,563,121)        865,347
Potomac VP Money Market                       14,006       (387,844)       (373,838)     12,726,913    (12,353,075)        373,838
RVT CLS AdvisorOne Amerigo                 9,554,157     (6,584,658)      2,969,499       8,719,338     (4,054,679)      4,664,659
RVT CLS AdvisorOne Berolina*               1,935,900        (68,383)      1,867,517              --             --              --
RVT CLS AdvisorOne Clermont                5,482,463     (7,234,961)     (1,752,498)      6,047,479     (4,455,883)      1,591,596
Rydex VT Absolute Return Strategies*         311,102        (18,886)        292,216              --             --              --
Rydex VT Banking                           2,029,059     (1,871,833)        157,226       2,300,622     (2,442,913)       (142,291)
Rydex VT Basic Materials                   5,790,135     (4,911,265)        878,870       4,947,589     (5,260,808)       (313,219)
Rydex VT Biotechnology                     8,560,512    (10,140,862)     (1,580,350)     10,357,217     (8,662,458)      1,694,759
Rydex Commodities                          3,781,435     (4,254,749)       (473,314)      1,311,609       (217,430)      1,094,179
Rydex VT Consumer Products                 6,054,787     (5,369,990)        684,797       4,663,249     (4,309,051)        354,198
Rydex VT Long Dynamic Dow                 10,451,536     (9,085,140)      1,366,396       7,550,954     (7,148,570)        402,384
Rydex VT Dynamic OTC                      60,942,340    (62,099,049)     (1,156,709)     46,749,847    (47,099,112)       (349,265)
Rydex VT Dynamic Russell 2000*               400,400       (287,672)        112,728              --             --              --


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)


                                                           2006                                           2005
                                        ------------------------------------------------------------------------------------------
                                                                           NET                                            NET
                                           UNITS          UNITS          INCREASE         UNITS          UNITS         INCREASE
             SUBACCOUNT                    ISSUED        REDEEMED       (DECREASE)        ISSUED        REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500                   9,063,063     (8,665,953)        397,110      10,212,794    (10,272,707)        (59,913)
Rydex VT Strengthening Dollar              1,166,296       (938,474)        227,822         220,402       (220,402)             --
Rydex VT Dynamic Weakening
  Dollar                                   2,990,286     (2,826,558)        163,728         305,573       (154,264)        151,309
Rydex VT Electronics                      10,406,613    (10,398,574)          8,039      13,697,934    (14,544,408)       (846,474)
Rydex VT Energy                            7,098,211     (7,540,739)       (442,528)     12,679,786    (12,109,842)        569,944
Rydex VT Energy Services                  11,577,427    (12,701,224)     (1,123,797)     16,668,165    (15,849,996)        818,169
Rydex VT EP Aggressive*                       70,284        (27,473)         42,811              --             --              --
Rydex VT EP Conservative*                      8,138         (1,001)          7,137              --             --              --
Rydex VT EP Moderate*                        330,705         (1,647)        329,058              --             --              --
Rydex VT Europe Advantage                 10,686,347     (8,095,253)      2,591,094       8,405,700    (10,181,379)     (1,775,679)
Rydex VT Financial Services                4,218,525     (4,136,551)         81,974       2,946,289     (3,420,126)       (473,837)
Rydex VT Government Long Bond
  Advantage                               13,963,593    (14,043,590)        (79,997)     20,691,892    (21,076,043)       (384,151)
Rydex VT Health Care                       5,673,507     (6,315,338)       (641,831)      7,737,204     (6,784,015)        953,189
Rydex VT Hedged Equity*                      453,186        (82,840)        370,346              --             --
Rydex VT Internet                          5,683,420     (6,101,384)       (417,964)      8,369,730     (8,267,904)        101,826
Rydex VT Inverse Dynamic Dow               8,003,915     (7,472,197)        531,718       3,900,319     (3,622,164)        278,155
Rydex VT Inverse Government Long Bond     13,811,696    (13,218,021)        593,675      26,154,078    (26,296,833)       (142,755)
Rydex VT Inverse Mid Cap                   3,866,169     (3,676,438)        189,731       2,646,726     (2,569,250)         77,476
Rydex VT Inverse OTC                      32,390,833    (35,522,282)       (131,449)     31,205,109    (31,102,232)        102,877
Rydex VT Inverse Russell 2000             13,333,805    (13,662,094)       (328,289)     11,293,402    (10,786,425)        506,977
Rydex VT Inverse S&P 500                  17,355,168    (19,003,210)     (1,648,042)     20,542,543    (18,702,313)      1,840,230
Rydex VT Japan Advantage                   9,506,092    (10,646,784)     (1,140,692)     11,905,242    (10,429,996)      1,475,246
Rydex VT Large Cap Growth                  5,474,293     (5,280,472)        193,821       7,972,774     (8,396,854)       (424,080)
Rydex VT Large Cap Value                   8,246,540     (6,479,773)      1,766,767       3,816,517     (3,309,061)        507,456
Rydex VT Leisure                           3,774,973     (3,155,526)        619,447       4,049,356     (5,842,512)     (1,793,156)
Rydex VT Mid Cap Advantage                10,209,617    (10,141,490)         68,127       9,032,341     (9,073,907)        (41,566)
Rydex VT Mid Cap Growth                    6,070,599     (7,479,858)     (1,409,259)     13,321,056    (12,480,932)        840,124
Rydex VT Mid Cap Value                     6,567,422     (6,299,569)        267,853      20,685,601    (20,924,115)       (238,514)
Rydex VT Multi-Cap Core Equity*              152,594       (152,574)             20              --             --              --
Rydex VT Nova                             18,871,104    (17,703,529)      1,167,575      23,719,742    (23,958,303)       (238,561)
Rydex VT OTC                              16,026,268    (16,803,019)       (776,751)     22,709,873    (26,430,308)     (3,720,435)
Rydex VT Precious Metals                   7,272,349     (7,573,167)       (300,818)      3,573,773     (2,942,406)        631,367
Rydex VT Real Estate                       5,373,549     (4,593,239)        780,310       4,887,611     (5,132,364)       (244,753)
Rydex VT Retailing                         3,453,956     (3,076,130)        377,826       5,612,059     (5,553,012)         59,047


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)


                                                           2006                                           2005
                                        ------------------------------------------------------------------------------------------
                                                                           NET                                            NET
                                           UNITS          UNITS         INCREASE          UNITS           UNITS        INCREASE
             SUBACCOUNT                    ISSUED        REDEEMED      (DECREASE)        ISSUED         REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000
  Advantage                               13,863,394    (13,506,751)        356,643      16,869,595    (18,318,250)     (1,448,655)
Rydex VT Sector Rotation                   3,864,437     (3,616,837)        247,600       1,476,663     (1,413,483)         63,180
Rydex VT Small Cap Growth                  6,832,797     (6,960,867)       (128,070)      8,090,524     (8,444,049)       (353,525)
Rydex VT Small Cap Value                   7,698,891     (7,253,020)        445,871       8,876,273    (10,488,423)     (1,612,150)
Rydex VT Technology                        5,129,064     (4,747,940)        381,124       6,457,326     (6,660,253)       (202,927)
Rydex VT Telecommunications                6,575,060     (5,248,998)      1,326,062       3,167,160     (3,737,878)       (570,718)
Rydex VT Transportation                    4,660,900     (4,633,696)         27,204       2,865,566     (3,146,736)       (281,170)
Rydex VT U.S. Government Money Market    272,967,968   (271,289,228)      1,678,740     262,845,305   (259,149,950)      3,695,355
Rydex VT Utilities                        10,270,439     (8,976,896)      1,293,543      12,551,236    (11,725,014)        826,222
SBL Global                                 5,149,693     (4,939,109)        210,584       3,296,777     (1,667,007)      1,629,770
SBL Small Cap Value                        1,100,815     (1,060,933)         39,882         984,255       (673,339)        310,916
Templeton Developing Markets                  13,690        (29,652)        (15,962)         19,867        (73,371)        (53,504)
Templeton Foreign Securities                  42,551       (278,496)       (235,945)         34,854       (322,320)       (287,466)
Van Kampen LIT Government*                       254             --             254              --             --              --
Wells Fargo Advantage
  Opportunity VT                             927,675     (1,281,729)       (354,054)        978,930       (584,946)        393,984


*     FOR THE PERIOD FROM NOVEMBER 10, 2006 (INCEPTION DATE) TO DECEMBER 31,
      2006.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2006, were as follows:


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Units                                      245,629            912,031            504,737            563,823            586,918
Unit value                          $         9.18     $         9.03     $         8.67     $         8.51     $         6.87
Net assets                          $    2,255,532     $    8,235,666     $    4,378,095     $    4,812,861     $    4,028,881
Ratio of expenses to net assets*              1.45%              1.45%              1.45%              1.45%              1.45%
Investment income ratio**                     0.06%              0.06%                --%                --%                --%
Total return***                               1.68%              4.10%              1.88%             23.87%            (27.61)%

AIM V.I. INTERNATIONAL GROWTH(1)
Units                                    1,040,624                 --                 --                 --                 --
Unit value                          $        10.52     $           --     $           --     $           --     $           --
Net assets                          $   10,946,623     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.20%                --%                --%                --%                --%
Investment income ratio**                     0.06%                --%                --%                --%                --%
Total return***                               5.22%                --%                --%                --%                --%

AIM V.I. MID CAP CORE EQUITY(1)
Units                                       23,157                 --                 --                 --                 --
Unit value                          $        10.10     $           --     $           --     $           --     $           --
Net assets                          $      233,854     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.20%                --%                --%                --%                --%
Investment income ratio**                     0.69%                --%                --%                --%                --%
Total return***                               0.99%                --%                --%                --%                --%

DIREXION DYNAMIC VP HY BOND (2)
Units                                    4,064,852          3,499,160                 --                 --                 --
Unit value                                    9.91     $         9.74     $           --     $           --     $           --
Net assets                          $   40,301,692     $   34,063,583     $           --     $           --     $           --
Ratio of expenses to net assets*              1.25%              1.25%                --%                --%                --%
Investment income ratio**                     4.61%              2.43%                --%                --%                --%
Total return***                               1.79%             (2.64)%               --%                --%                --%

DREYFUS VIF INTERNATIONAL VALUE(1)
Units                                      210,233                 --                 --                 --                 --
Unit value                          $        10.35     $           --     $           --     $           --     $           --
Net assets                          $    2,176,052     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.25%                --%                --%                --%                --%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                               3.54%                --%                --%                --%                --%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II
Units                                    2,369,696          2,064,235          3,558,643          3,010,362          2,806,293
Unit value                          $        11.91     $        11.25     $        11.49     $        10.89     $         9.34
Net assets                          $   28,220,574     $   23,229,107     $   40,896,104     $   32,797,507     $   26,216,151
Ratio of expenses to net assets*              1.35%              1.35%              1.35%              1.35%              1.35%
Investment income ratio**                     8.45%              7.15%              5.90%              3.08%              1.34%
Total return***                               5.85%             (2.09)%             5.51%             16.60%             (3.01)%

FEDERATED FUND FOR
 U.S. GOVERNMENT SECURITIES II
Units                                      925,104          1,232,440            857,113          1,079,791          1,077,180
Unit value                          $         9.93     $         9.97     $        10.21     $        10.31     $        10.53
Net assets                          $    9,183,393     $   12,282,691     $    8,753,558     $   11,130,031     $   11,310,796
Ratio of expenses to net assets*              1.45%              1.45%              1.45%              1.45%              1.45%
Investment income ratio**                     5.40%              3.39%              4.18%              3.29%              0.85%
Total return***                              (0.40)%            (2.42)%            (0.97)%            (2.09)%             4.26%

FIDELITY VIP CONTRAFUND
Units                                    3,736,178          3,624,880          1,630,836            671,194            153,755
Unit value                          $        13.68     $        12.82     $        11.48     $        10.41     $         8.48
Net assets                          $   51,105,950     $   46,474,733     $   18,724,681     $    6,986,695     $    1,307,283
Ratio of expenses to net assets*              1.35%              1.35%              1.35%              1.35%              1.35%
Investment income ratio**                     0.96%              0.08%              0.14%              0.12%              2.48%
Total return***                               6.69%             11.68%             10.28%             22.76%            (13.47)%

FIDELITY VIP GROWTH OPPORTUNITIES
Units                                      859,761            474,559            275,937            276,631             22,176
Unit value                          $         9.75     $         9.69     $         9.31     $         9.10     $         7.34
Net assets                          $    8,380,753     $    4,595,446     $    2,567,876     $    2,516,689     $      165,608
Ratio of expenses to net assets*              1.35%              1.35%              1.35%              1.35%              1.35%
Investment income ratio**                     0.22%              0.47%              0.36%              0.06%              0.08%
Total return***                               0.65%              4.05%              2.31%             23.98%            (25.41)%

FIDELITY VIP INDEX 500
Units                                    1,946,907            991,048            922,779          1,104,675            323,201
Unit value                          $        10.31     $         9.33     $         9.33     $         8.83     $         7.21
Net assets                          $   20,066,934     $    9,246,862     $    8,608,030     $    9,758,031     $    2,328,017
Ratio of expenses to net assets*              1.40%              1.40%              1.40%              1.40%              1.40%
Investment income ratio**                     1.01%              1.61%              1.22%              0.25%              0.41%
Total return***                              10.47%              0.05%              5.66%             22.47%            (25.75)%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND
Units                                    1,715,753          1,183,495            956,947          1,129,075            823,421
Unit value                          $        10.47     $        10.51     $        10.77     $        10.80     $        10.75
Net assets                          $   17,970,828     $   12,434,287     $   10,305,916     $   12,190,650     $    8,823,759
Ratio of expenses to net assets*              1.35%              1.35%              1.35%              1.35%              1.35%
Investment income ratio**                     3.14%              3.72%              7.81%              2.54%              1.61%
Total return***                              (0.30)%            (2.45)%            (0.28)%             0.47%              5.39%

FRANKLIN SMALL-MID CAP GROWTH
Units                                      146,557            206,461            348,236          2,089,567            469,106
Unit value                          $        10.52     $        10.12     $        10.10     $         9.47     $         7.22
Net assets                          $    1,542,657     $    2,089,436     $    3,516,424     $   19,791,528     $    3,389,726
Ratio of expenses to net assets*              1.45%              1.45%              1.45%              1.45%              1.45%
Investment income ratio**                       --%                --%                --%                --%              0.26%
Total return***                               3.97%              0.23%              6.65%             31.16%            (31.76)%

NEUBERGER BERMAN AMT GUARDIAN
Units                                      783,107          1,369,079            651,455            517,894            662,053
Unit value                          $        11.03     $        10.17     $         9.81     $         8.86     $         7.03
Net assets                          $    8,641,718     $   13,930,331     $    6,388,779     $    4,589,690     $    4,657,997
Ratio of expenses to net assets*              1.45%              1.45%              1.45%              1.45%              1.45%
Investment income ratio**                     0.38%              0.09%              0.11%              0.72%              0.46%
Total return***                               8.45%              3.67%             10.72%             26.03%            (29.63)%

NEUBERGER BERMAN AMT PARTNERS
Units                                    1,405,944          1,903,444            775,958            375,234            107,019
Unit value                          $        13.03     $        12.14     $        10.75     $         9.45     $         7.31
Net assets                          $   18,312,512     $   23,094,606     $    8,340,634     $    3,544,690     $      780,974
Ratio of expenses to net assets*              1.45%              1.45%              1.45%              1.45%              1.45%
Investment income ratio**                     0.49%              0.95%              0.01%                --%              0.09%
Total return***                               7.36%             12.91%             13.76%             29.27%            (27.48)%

OPPENHEIMER MAIN STREET SMALL CAP
  FUND /VA(1)
Units                                       95,279                 --                 --                 --                 --
Unit value                          $        10.19     $           --     $           --     $           --     $           --
Net assets                          $      971,026     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.25%                --%                --%                --%                --%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                               1.91%                --%                --%                --%                --%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION(1)
Units                                      702,942                 --                 --                 --                 --
Unit value                          $         9.98     $           --     $           --     $           --     $           --
Net assets                          $    7,015,782     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.40%                --%                --%                --%                --%
Investment income ratio**                     0.33%                --%                --%                --%                --%
Total return***                              (0.22)%               --%                --%                --%                --%

PIMCO VIT REAL RETURN
Units                                    2,238,653          1,113,187            567,709            956,322                 --
Unit value                          $        10.16     $        10.54     $        10.79     $        10.35     $           --
Net assets                          $   22,749,434     $   11,739,604     $    6,134,721     $    9,904,383     $           --
Ratio of expenses to net assets*              1.40%              1.40%              1.40%              1.40%                --%
Investment income ratio**                     4.11%              3.41%              3.11%              0.46%                --%
Total return***                              (3.61)%            (2.33)%             4.25%              2.88%                --%

PIMCO VIT STOCKSPLUS GROWTH &
  INCOME(1)
Units                                        9,510                 --                 --                 --                 --
Unit value                          $        10.22                 --     $           --     $           --     $           --
Net assets                          $       97,155     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.40%                --%                --%                --%                --%
Investment income ratio**                     3.29%                --%                --%                --%                --%
Total return***                               2.16%                --%                --%                --%                --%

PIMCO VIT TOTAL RETURN
Units                                    3,720,182          1,806,792            941,444            468,611                 --
Unit value                          $         9.73     $         9.79     $         9.99     $         9.95     $           --
Net assets                          $   36,198,717     $   17,698,769     $    9,417,877     $    4,670,373     $           --
Ratio of expenses to net assets*              1.40%              1.40%              1.40%              1.40%                --%
Investment income ratio**                     4.20%              3.93%              3.63%              3.12%                --%
Total return***                              (0.61)%            (2.00)%             0.40%             (1.00)%               --%


POTOMAC VP MONEY MARKET(3)
Units                                           --            373,838                 --                 --                 --
Unit value****                      $         9.68     $         9.72     $           --     $           --     $           --
Net assets                          $           --     $    3,644,997     $           --     $           --     $           --
Ratio of expenses to net assets*                --%              1.25%                --%                --%                --%
Investment income ratio**                     1.38%             11.37%                --%                --%                --%
Total return***                                 --%             (2.76)%               --%                --%                --%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE AMERIGO
Units                                   17,786,852         14,817,353         10,152,695          3,912,084                 --
Unit value                          $        13.58     $        12.63     $        12.07     $         1.35     $           --
Net assets                          $  241,590,983     $  187,122,211     $  122,507,206     $   44,384,509     $           --
Ratio of expenses to net assets*              1.35%              1.35%              1.35%              1.35%                --%
Investment income ratio**                     0.10%              0.14%              0.09%                --%                --%
Total return***                               7.56%              4.66%              6.34%             13.50%                --%

RVT CLS ADVISORONE BEROLINA(1)
Units                                    1,867,517                 --                 --                 --                 --
Unit value                          $        10.23     $           --     $           --     $           --     $           --
Net assets                          $   19,096,780     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.40%                --%                --%                --%                --%
Investment income ratio**                     1.46%                --%                --%                --%                --%
Total return***                               2.26%                --%                --%                --%                --%

RVT CLS ADVISORONE CLERMONT
Units                                    7,918,977          9,671,475          8,079,880          2,000,433                 --
Unit value                          $        11.07     $        10.67              10.73     $        10.59     $           --
Net assets                          $   87,695,968     $  103,230,525     $   86,711,778     $   21,176,832     $           --
Ratio of expenses to net assets*              1.35%              1.35%              1.35%              1.35%                --%
Investment income ratio**                     1.98%              0.62%              0.30%                --%                --%
Total return***                               3.76%             (0.54)%             1.32%              5.90%                --%

RYDEX VT ABSOLUTE RETURN
  STRATEGIES(1)
Units                                      292,216                 --                 --                 --                 --
Unit value                          $        10.09     $           --     $           --     $           --     $           --
Net assets                          $    2,946,823     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.30%                --%                --%                --%                --%
Investment income ratio**                     2.23%                --%                --%                --%                --%
Total return***                               0.88%                --%                --%                --%                --%

RYDEX VT BANKING
Units                                      333,524            176,298            318,588            290,367            414,074
Unit value                          $        12.82     $        12.03     $        12.92     $        11.75     $         9.31
Net assets                          $    4,274,371     $    2,121,033     $    4,113,342     $    3,413,910     $    3,857,521
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     2.36%              0.49%              6.68%              0.26%              0.32%
Total return***                               6.57%             (6.86)%             9.96%             26.21%             (5.00)%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
RYDEX VT BASIC MATERIALS
Units                                    1,504,445            625,575            938,793          2,901,717             54,050
Unit value                          $        13.38     $        11.42     $        11.46     $         9.90     $         7.86
Net assets                          $   20,127,120     $    7,141,309     $   10,755,806     $   28,722,190     $      429,243
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     1.25%              0.22%              1.96%              0.05%              0.83%
Total return***                              17.16%             (0.33)%            15.76%             25.95%            (16.47)%

RYDEX VT BIOTECHNOLOGY
Units                                      489,452          2,069,802            375,042            532,443            583,099
Unit value                          $         6.50     $         7.01     $         6.62     $         6.83     $         5.02
Net assets                          $    3,179,531     $   14,521,057     $    2,482,902     $    3,637,558     $    2,929,319
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                              (7.37)%             6.00%             (3.07)%            36.06%            (47.65)%

RYDEX VT COMMODITIES(4)
Units                                      620,865          1,094,179                 --                 --                 --
Unit value                          $         7.95     $        10.10     $           --     $           --     $           --
Net assets                          $    4,932,335     $   11,050,475     $           --     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%                --%                --%                --%
Investment income ratio**                       --%              0.60%                --%                --%                --%
Total return***                             (21.33)%             1.04%                --%                --%                --%

RYDEX VT CONSUMER PRODUCTS
Units                                    1,433,562            748,765            394,566            139,985            250,664
Unit value                          $        12.36     $        10.99     $        11.52     $        10.61     $         9.09
Net assets                          $   17,725,993     $    8,229,911     $    4,547,128     $    1,485,771     $    2,270,833
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     0.95%              0.23%              5.31%              0.14%              0.05%
Total return***                              12.48%             (4.59)%             8.58%             16.72%             (7.72)%

RYDEX VT DYNAMIC DOW(5)
Units                                    1,937,611            571,215            168,831                 --                 --
Unit value                          $        12.17     $         9.73     $        10.56     $           --     $           --
Net assets                          $   23,574,750     $    5,557,021     $    1,782,488     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%              1.30%                --%                --%
Investment income ratio**                     0.58%               0.71              7.12%                --%                --%
Total return***                              25.06%             (7.85)%             5.60%                --%                --%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
RYDEX VT DYNAMIC OTC
Units                                    2,664,052          3,820,761          4,170,028          4,038,724            539,558
Unit value                          $         5.16     $         5.14     $         5.53     $         5.05     $         2.66
Net assets                          $   13,730,798     $   19,613,223     $   23,038,092     $   20,409,396     $    1,437,497
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     0.07%                --%              2.88%             18.37%                --%
Total return***                               0.48%             (7.11)%             9.50%             89.85%            (73.40)%

RYDEX VT DYNAMIC RUSSELL 2000(1)
Units                                      112,728                 --                 --                 --                 --
Unit value                          $        10.30     $           --     $           --     $           --     $           --
Net assets                          $    1,161,456     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.30%                --%                --%                --%                --%
Investment income ratio**                     0.33%                --%                --%                --%                --%
Total return***                               2.99%                --%                --%                --%                --%

RYDEX VT DYNAMIC S&P 500
Units                                    1,401,544          1,004,434          1,064,347            646,422             87,267
Unit value                          $        10.18     $         8.59     $         8.67     $         7.75     $         5.22
Net assets                          $   14,270,298     $    8,627,310     $    9,228,603     $    5,006,206     $      463,558
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     1.01%              0.08%             16.33%                --%                --%
Total return***                              18.51%             (0.96)%            11.87%             48.47%            (47.80)%

RYDEX VT DYNAMIC STRENGTHENING
  DOLLAR(4)
Units                                      227,822                 --                 --                 --                 --
Unit value                          $         8.42     $         9.84     $           --     $           --     $           --
Net assets                          $    1,918,514     $           12     $           --     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%                --%                --%                --%
Investment income ratio**                     0.72%          3,247.37%                --%                --%                --%
Total return***                             (14.40)%            (1.58)%               --%                --%                --%

RYDEX VT WEAKENING DOLLAR(4)
Units                                      315,037            151,309                 --                 --                 --
Unit value                          $        11.25     $        10.06     $           --     $           --     $           --
Net assets                          $    3,544,380     $    1,522,939     $           --     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%                --%                --%                --%
Investment income ratio**                     7.47%              0.55%                --%                --%                --%
Total return***                              11.80%              0.65%                --%                --%                --%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ELECTRONICS
Units                                      258,761            250,722          1,097,195          2,087,477            995,883
Unit value                          $         4.78     $         4.87     $         4.89     $         6.54               4.02
Net assets                          $    1,235,822     $    1,220,650     $    5,365,867     $   13,663,100          3,999,541
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                              (1.82)%            (0.50)%           (25.23)%            62.69%            (50.43)%

RYDEX VT ENERGY
Units                                    1,838,284          2,280,812          1,710,868          1,768,493            393,288
Unit value                          $        14.44     $        13.47     $        10.15     $         8.01     $         6.80
Net assets                          $   26,555,037     $   30,729,196     $   17,365,662     $   14,170,620     $    2,674,026
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%              0.02%              0.06%                --%                --%
Total return***                               7.22%             32.72%             26.72%             17.79%            (17.17)%

RYDEX VT ENERGY SERVICES
Units                                    1,653,480          2,777,277          1,959,108            704,239            596,114
Unit value                          $        11.66     $        10.97     $         7.72     $         6.03     $         5.81
Net assets                          $   19,282,092     $   30,449,570     $   15,136,376     $    4,247,208     $    3,461,087
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                               6.31%             42.07%             28.03%              3.79%            (15.67)%

RYDEX VT EP AGGRESSIVE(1)
Units                                       42,811                 --                 --                 --                 --
Unit value                          $        10.26     $           --     $           --     $           --     $           --
Net assets                          $      439,244     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.30%                --%                --%                --%                --%
Investment income ratio**                     9.63%                --%                --%                --%                --%
Total return***                               2.58%                --%                --%                --%                --%

RYDEX VT EP CONSERVATIVE(1)
Units                                        7,137                 --                 --                 --                 --
Unit value                          $        10.04     $           --     $           --     $           --     $           --
Net assets                          $       71,653     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.30%                --%                --%                --%                --%
Investment income ratio**                     2.54%                --%                --%                --%                --%
Total return***                               0.42%                --%                --%                --%                --%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
RYDEX VT EP MODERATE(1)
Units                                      329,058                 --                 --                 --                 --
Unit value                          $        10.18     $           --     $           --     $           --     $           --
Net assets                          $    3,348,852     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.30%                --%                --%                --%                --%
Investment income ratio**                     5.31%                --%                --%                --%                --%
Total return***                               1.76%                --%                --%                --%                --%

RYDEX VT EUROPE ADVANTAGE
Units                                    3,410,723            819,629          2,595,308          2,293,628             35,795
Unit value                          $        13.53     $        10.90     $        10.70     $         9.62     $         7.02
Net assets                          $   46,138,573     $    8,938,182     $   27,768,956     $   22,063,338     $      246,505
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     2.32%              0.15%             10.10%             35.58%              0.12%
Total return***                              24.08%              1.88%             11.23%             37.04%            (31.38)%

RYDEX VT FINANCIAL SERVICES
Units                                      897,919            815,945          1,289,783            709,165            153,702
Unit value                          $        11.68     $        10.44     $        10.55     $         9.40     $         7.61
Net assets                          $   10,485,413     $    8,521,836     $   13,602,548     $    6,668,028     $    1,174,780
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     1.25%              0.47%              0.13%              0.30%                --%
Total return***                              11.82%             (0.97)%            12.23%             23.52%            (18.70)%

RYDEX VT GOVERNMENT LONG BOND
  ADVANTAGE
Units                                    1,230,809          1,310,806          1,694,958          3,673,332            941,618
Unit value                          $        10.42     $        11.23     $        10.89     $        10.48     $        11.01
Net assets                          $   12,818,001     $   14,715,650     $   18,446,185     $   38,497,503     $   10,363,171
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     4.46%              2.90%              6.67%              2.67%              2.68%
Total return***                              (7.22)%             3.17%              3.91%             (4.81)%            10.10%

RYDEX VT HEALTH CARE
Units                                    1,146,339          1,788,170            834,980          1,431,342            205,091
Unit value                          $         9.46     $         9.39     $         8.86     $         8.71     $         7.01
Net assets                          $   10,843,874     $   16,799,822     $    7,404,436     $   12,463,046     $    1,439,363
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%              0.50%                --%                --%
Total return***                               0.69%              5.99%              1.72%             24.25%            (24.62)%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
RYDEX VT HEDGED EQUITY(1)
Units                                      370,346                 --                 --                 --                 --
Unit value                          $        10.12     $           --     $           --     $           --     $           --
Net assets                          $    3,749,102     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.30%                --%                --%                --%                --%
Investment income ratio**                     2.28%                --%                --%                --%                --%
Total return***                               1.21%                --%                --%                --%                --%

RYDEX VT INTERNET
Units                                      737,253          1,155,217          1,053,391          1,363,991            993,714
Unit value                          $         5.77     $         5.49     $         5.81     $         5.24     $         3.33
Net assets                          $    4,256,363     $    6,339,851     $    6,128,374     $    7,140,453     $    3,298,499
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                               5.10%             (5.54)%            10.88%             57.36%            (45.68)%

RYDEX VT INVERSE DYNAMIC DOW (5)
Units                                      890,609            358,891             80,736                 --                 --
Unit value                          $         6.27     $         8.37     $         8.60     $           --     $           --
Net assets                          $    5,586,941     $    3,005,754     $      694,358     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%              1.30%                --%                --%
Investment income ratio**                     1.92%              2.36%              4.71%                --%                --%
Total return***                             (25.08)%            (2.67)%           (14.00)%               --%                --%

RYDEX VT INVERSE GOVERNMENT
  LONG BOND
Units                                    1,622,590          1,028,915          1,171,671            408,600                 --
Unit value                          $         7.76     $         7.49     $         8.50     $         9.65     $           --
Net assets                          $   12,594,440     $    7,707,935     $    9,661,209     $    3,941,548     $           --
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%                --%
Investment income ratio**                     2.60%                --%              1.51%                --%                --%
Total return***                               3.55%             (9.24)%           (14.51)%            (3.50)%               --%

RYDEX VT INVERSE MID CAP (5)
Units                                      274,299             84,568              7,092                 --                 --
Unit value                          $         6.93     $         7.52     $         8.55     $           --     $           --
Net assets                          $    1,900,510     $      635,957     $       60,685     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%              1.30%                --%                --%
Investment income ratio**                     3.13%              5.14%                --%                --%                --%
Total return***                              (7.90)%           (12.04)%           (14.50)%               --%                --%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE OTC
Units                                    1,270,513          1,401,962          1,299,085          2,564,622          1,125,850
Unit value                          $         6.82     $         7.22     $         7.45     $         8.82     $        14.70
Net assets                          $    8,646,970     $   10,126,755     $    9,667,620     $   22,617,591     $   16,555,228
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     6.69%                --%                --%              1.56%              1.49%
Total return***                              (5.58)%            (3.00)%           (15.53)%           (40.00)%            28.16%

RYDEX VT INVERSE RUSSELL 2000 (5)
Units                                      535,985            864,274            357,297                 --                 --
Unit value                          $         6.51     $         7.72     $         8.32     $           --     $           --
Net assets                          $    3,494,028     $    6,678,143     $    2,973,445     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%              1.30%                --%                --%
Investment income ratio**                     2.74%              2.62%                --%                --%                --%
Total return***                             (15.68)%            (7.15)%           (16.80)%               --%                --%

RYDEX VT INVERSE S&P 500
Units                                      998,525          2,646,567            806,337            879,810          1,631,745
Unit value                          $         5.99     $         6.77     $         7.12     $         8.28     $        11.32
Net assets                          $    5,970,317     $   17,901,253     $    5,739,273     $    7,280,253     $   18,465,860
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     3.75%                --%                --%                --%              1.32%
Total return***                             (11.42)%            (4.96)%           (14.01)%           (26.86)%            16.58%

RYDEX VT JAPAN ADVANTAGE
Units                                      938,475          2,079,167            603,920            659,214             92,027
Unit value                          $        11.17     $        11.08     $         9.61     $         9.10     $         6.90
Net assets                          $   10,475,125     $   23,054,071     $    5,803,911     $    5,999,015     $      637,725
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     1.86%                --%                --%                --%                --%
Total return***                               0.74%             15.29%              5.60%             31.88%            (31.00)%

RYDEX VT LARGE CAP GROWTH (5)
Units                                      984,181            790,360          1,214,440                 --                 --
Unit value                          $         9.97     $         9.88     $        10.13     $           --     $           --
Net assets                          $    9,811,258     $    7,806,174     $   12,304,210     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%              1.30%                --%                --%
Investment income ratio**                       --%              0.07%              2.39%                --%                --%
Total return***                               0.97%             (2.51)%             1.30%                --%                --%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
RYDEX VT LARGE CAP VALUE (5)
Units                                    2,795,600          1,028,833            521,378                 --                 --
Unit value                          $        12.30     $        10.91     $        10.93     $           --     $           --
Net assets                          $   34,376,262     $   11,222,534     $    5,697,819     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%              1.30%                --%                --%
Investment income ratio**                     0.90%              0.69%             2. 97%                --%                --%
Total return***                              12.71%             (0.19)%             9.30%                --%                --%

RYDEX VT LEISURE
Units                                      757,273            137,826          1,930,981          2,582,037            235,691
Unit value                          $         9.49     $         8.02     $         8.80     $         7.42     $         5.74
Net assets                          $    7,187,154     $    1,105,252     $   17,002,865     $   19,166,886     $    1,335,056
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%              0.13%                --%                --%
Total return***                              18.28%             (8.88)%            18.60%             29.27%            (18.35)%

RYDEX VT MID CAP ADVANTAGE
Units                                    1,058,888            990,761          1,032,326            352,449            558,459
Unit value                          $        15.18     $        14.34     $        13.12     $        11.22     $          7.8
Net assets                          $   16,075,296     $   14,209,770     $   13,547,896     $    3,955,724     $    4,286,493
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     0.28%                --%              7.30%                --%                --%
Total return***                               5.83%              9.28%             16.93%             46.09%            (23.20)%

RYDEX VT MID CAP GROWTH (5)
Units                                      725,065          2,134,324          1,294,200                 --                 --
Unit value                          $        11.12     $        11.26     $        10.54     $           --     $           --
Net assets                          $    8,064,346     $   24,035,278     $   13,646,580     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%              1.30%                --%                --%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                              (1.21)%             6.77%              5.40%                --%                --%

RYDEX VT MID CAP VALUE (5)
Units                                      946,872            679,019            917,533                 --                 --
Unit value                          $        13.03     $        11.62     $        11.19     $           --     $           --
Net assets                          $   12,336,906     $    7,888,463     $   10,272,620     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%              1.30%                --%                --%
Investment income ratio**                     0.85%              0.59%             11.68%                --%                --%
Total return***                              12.15%              3.77%             11.90%                --%                --%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
RYDEX MULTI-CAP CORE EQUITY(1)
Units                                           20                 --                 --                 --                 --
Unit value                          $        10.25     $           --     $           --     $           --     $           --
Net assets                          $          211     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.30%                --%                --%                --%                --%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                               2.54%                --%                --%                --%                --%

RYDEX VT NOVA
Units                                    4,525,063          3,357,488          3,596,049          2,374,008          1,575,488
Unit value                          $         9.49     $         8.31     $         8.34     $         7.60     $         5.70
Net assets                          $   42,953,777     $   27,898,139     $   30,006,942     $   18,032,789     $    8,977,336
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     1.30%              0.15%              0.03%                --%              4.58%
Total return***                              14.27%             (0.41)%             9.74%             33.33%            (38.44)%

RYDEX VT OTC
Units                                      635,169          1,411,920          5,132,355          1,881,847            636,910
Unit value                          $         8.25     $         8.15     $         8.41     $         8.03     $         5.77
Net assets                          $    5,244,302     $   11,504,211     $   43,166,787     $   15,106,516     $    3,689,377
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                               1.33%            (3.15)%              4.73%             39.17%            (41.36)%

RYDEX VT PRECIOUS METALS
Units                                    1,005,729          1,306,547            675,179          1,200,293          1,816,577
Unit value                          $        22.48     $        19.32     $        16.68     $        20.31     $        15.05
Net assets                          $   22,611,827     $   25,245,281     $   11,265,970     $   24,373,611     $   27,350,343
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                              16.35%             15.82%            (17.87)%            34.95%             39.48%

RYDEX VT REAL ESTATE
Units                                    1,418,072            637,762            882,515            730,095             74,907
Unit value                          $        19.21     $        15.34     $        14.94     $        12.04     $         9.65
Net assets                          $   27,226,503     $    9,780,248     $   13,188,212     $    8,792,349     $      723,432
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     2.29%              1.69%              1.82%              4.65%              3.99%
Total return***                              25.23%              2.65%             24.09%             24.77%             (3.50)%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
RYDEX VT RETAILING
Units                                      648,726            270,900            211,853            565,974            166,404
Unit value                          $        10.93     $        10.37     $        10.26     $         9.74     $         7.51
Net assets                          $    7,093,606     $    2,810,252     $    2,175,146     $    5,510,020     $    1,248,851
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%              2.90%                --%                --%
Total return***                               5.44%              1.04%              5.34%             29.69%            (25.27)%

RYDEX VT RUSSELL 2000 ADVANTAGE
Units                                    1,257,957            901,314          2,349,970          4,573,132            278,131
Unit value                          $        14.30     $        12.35     $        12.41     $        10.35     $         6.58
Net assets                          $   17,988,532     $   11,134,630     $   29,160,603     $   47,338,018     $    1,827,876
Ratio of expenses to net assets*               130%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     0.51%              1.53%              2.50%              9.74%                --%
Total return***                              15.78%             (0.45)%            19.90%             57.29%            (34.20)%

RYDEX VT SECTOR ROTATION
Units                                    1,132,515            844,915            821,735            574,165            463,440
Unit value                          $        11.53     $        10.80     $         9.92     $         9.35     $         7.52
Net assets                          $   13,053,571     $    9,561,616     $    8,150,570     $    5,368,220     $    3,494,484
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                               6.71%              8.93%              6.10%             24.34%            (24.80)%

RYDEX VT SMALL CAP GROWTH (5)
Units                                    1,083,924          1,211,994          1,565,519                 --                 --
Unit value                          $        11.82     $        11.45     $        11.25     $           --     $           --
Net assets                          $   12,803,085     $   13,877,361     $   17,623,081     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%              1.30%                --%                --%
Investment income ratio**                       --%                --%              2.87%                --%                --%
Total return***                               3.20%              1.73%             12.50%                --%                --%

RYDEX VT SMALL CAP VALUE (5)
Units                                    1,252,309            806,438          2,418,588                 --                 --
Unit value                          $        13.00     $        11.39     $        11.47     $           --     $           --
Net assets                          $   16,284,644     $    9,179,571     $   27,738,110     $           --     $           --
Ratio of expenses to net assets*              1.30%              1.30%              1.30%                --%                --%
Investment income ratio**                     0.51%                --%              6.14%                --%                --%
Total return***                              14.19%             (0.72)%            14.70%                --%                --%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
RYDEX VT TECHNOLOGY
Units                                    1,287,248            906,124          1,109,050            742,700            777,972
Unit value                          $         6.33     $         6.24     $         6.32     $         6.52     $         4.22
Net assets                          $    8,146,613     $    5,647,791     $    7,007,457     $    4,839,751     $    3,258,617
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%              7.79%                --%                --%
Total return***                               1.44%             (1.23)%            (3.07)%            54.50%            (41.63)%

RYDEX VT TELECOMMUNICATIONS
Units                                    1,437,461            111,399            682,117            780,580            950,713
Unit value                          $         7.86     $         6.87     $         7.09     $         6.57     $         5.13
Net assets                          $   11,303,325     $      764,283     $    4,883,047     $    5,129,235     $    4,870,653
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     2.07%                --%                --%                --%                --%
Total return***                              14.49%             (3.09)%             7.91%             28.07%            (42.10)%

RYDEX VT TRANSPORTATION
Units                                      633,425            606,221            887,391            267,314            516,183
Unit value                          $        11.71     $        11.38     $        10.95     $         9.30     $         8.06
Net assets                          $    7,418,991     $    6,902,561     $    9,719,047     $    2,484,777     $    4,156,961
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       --%                --%              1.16%                --%                --%
Total return***                               2.86%              3.92%             17.74%             15.38%            (15.34)%

RYDEX VT U.S. GOVERNMENT MONEY
  MARKET
Units                                   17,240,772         15,562,032         11,866,677         17,598,158         15,037,054
Unit value                          $         8.46     $         8.51     $         8.71     $         9.07     $         9.47
Net assets                          $  145,825,739     $  132,411,020     $  103,330,233     $  159,619,900     $  142,580,310
Ratio of expenses to net assets*              1.30%              1.30%              1.30%              1.30%              1.30%
Investment income ratio**                     5.34%              2.96%              0.31%              0.01%              0.36%
Total return***                               (.55)%            (2.31)%            (3.97)%            (4.22)%            (3.76)%

RYDEX VT UTILITIES
Units                                    3,585,491          2,291,948          1,465,726            569,941          4,549,866
Unit value                          $         7.55     $         6.52     $         6.15     $         5.47     $         4.56
Net assets                          $   27,060,906     $   14,928,893     $    9,015,195     $    3,121,344     $   20,748,237
Ratio of expenses to net assets*              1.30%              1.30%             1.30%               1.30%              1.30%
Investment income ratio**                     2.41%              0.80%             1.16%               0.22%              0.03%
Total return***                              15.87%              5.92%            12.43%              19.96%            (35.59)%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------

SBL GLOBAL
Units                                    2,810,777          2,600,193            970,423            394,065             62,616
Unit value                          $        14.48     $        12.86     $        11.80     $        10.35    $          7.52
Net assets                          $   40,705,140     $   33,430,928     $   11,452,518     $    4,077,749    $       470,558
Ratio of expenses to net assets*              1.10%              1.10%              1.10%              1.10%              1.10%
Investment income ratio**                       --%                --%                --%              0.68%              0.24%
Total return***                              12.64%              8.97%             14.01%             37.63%            (25.77)%

SBL SMALL CAP VALUE
Units                                      751,721            711,839            400,922            300,056                 --
Unit value                          $        20.21     $        18.56     $        16.89     $        14.62    $            --
Net assets                          $   15,186,104     $   13,210,171     $    6,768,968     $    4,385,372    $            --
Ratio of expenses to net assets*              1.10%              1.10%              1.10%              1.10%                --%
Investment income ratio**                       --%                --%              0.53%                --%                --%
Total return***                               8.86%              9.91%             15.53%             46.20%                --%

TEMPLETON DEVELOPING MARKETS
Units                                       31,702             47,664            101,168            136,333             45,322
Unit value                          $        24.60     $        20.07     $        16.45     $        13.78    $          9.41
Net assets                          $      779,650     $      956,652     $    1,664,725     $    1,877,660    $       422,025
Ratio of expenses to net assets*              1.45%              1.45%              1.45%              1.45%              1.45%
Investment income ratio**                     1.23%              0.87%              2.43%              0.56%              1.25%
Total return***                              22.56%             22.00%             19.38%             46.44%             (4.37)%

TEMPLETON FOREIGN SECURITIES
Units                                      161,115            397,060            684,526            764,342            270,057
Unit value                          $        12.35     $        10.63     $        10.09     $         8.90    $          7.04
Net assets                          $    1,990,507     $    4,224,147     $    6,909,217     $    6,804,997    $     1,908,910
Ratio of expenses to net assets*              1.45%              1.45%              1.45%              1.45%              1.45%
Investment income ratio**                     1.59%              0.89%              1.15%              1.79%              1.18%
Total return***                              16.17%              5.37%             13.37%             26.42%            (22.12)%

VAN KAMPEN LIT GOVERNMENT(1)
Units                                          254                 --                 --                 --                 --
Unit value                          $         9.94     $           --     $           --     $           --     $           --
Net assets                          $        2,526     $           --     $           --     $           --     $           --
Ratio of expenses to net assets*              1.30%                --%                --%                --%                --%
Investment income ratio**                       --%                --%                --%                --%                --%
Total return***                              (0.57)%               --%                --%                --%                --%


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

4. UNIT VALUES (CONTINUED)


           SUBACCOUNT                    2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY
  VT
Units                                      716,241          1,070,295            676,311            244,277             64,855
Unit value                          $        11.41     $        10.62     $        10.29     $         9.10     $         6.94
Net assets                          $    8,172,118     $   11,372,667     $    6,961,957     $    2,221,830     $      450,354
Ratio of expenses to net assets*              1.40%              1.40%              1.40%              1.40%              1.40%
Investment income ratio**                       --%                --%                --%              0.11%              0.36%
Total return***                               7.39%              3.24%             13.08%             31.12%            (29.97)%


* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contractholders.

(1)   For the period from November 10, 2006 (inception date) to December 31,
      2006.

(2)   For the period from January 26, 2005 (inception date) to December 31,
      2005.

(3)   For the period from January 26, 2005 (inception date) to November 15,
      2005.

(4)   For the period from November 15, 2005 (inception date) to December 31,
      2005.

(5)   For the period from May 1, 2004 (inception date) to December 31, 2004.

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          a.   Financial Statements

               The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006; and (2) the audited financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2006, and for each of the two years in the period ended December 31, 2006.

          b.   Exhibits

               (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
               (2)  Not Applicable
               (3)  (a)  Marketing Organization Agreement(d)
                    (b)  SBL Variable Products Broker/Dealer Sales Agreement(c)
                    (c) SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(e)
                    (d)  Marketing Organization Agreement Commission Schedule(p)
                    (e) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, SBL Variable Product Sales, and Anti-Money Laundering and Suitability Agreements(j)
                    (f)  Distribution Agreement(m)
                    (g)  Marketing Organization Amendment - Supervisory Fee(q)
               (4)  (a)  Individual Contract (Form V6029 11-00) (p)
                    (b)  Individual Contract-Unisex (Form V6029 11-00U) (p)
                    (c)  Tax-Sheltered Annuity Endorsement (Form V6101 9-05)(k)
                    (d) Individual Retirement Annuity Endorsement (Form V6849A 1(R9-03))(h)
                    (e)  Roth IRA Endorsement (Form V6851A (R9-03))(h)
                    (f)  403a Endorsement (Form V6057 10-98)(b)
                    (g)  Credit Enhancement Rider (Form V6084 11-01)(f)
                    (h) Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(q)
                    (i) Return of Premium or Contract Value Death Benefit Rider (Form V6105 10-06) (p)
               (5)  (a)  Application (Form V9101 10-06) (p)
                    (b)  Application - Unisex (Form V9101 10-06U) (p)
               (6)  (a)  Composite of Articles of Incorporation of SBL(i)
                    (b)  Bylaws of SBL(k)
               (7)  Not Applicable
               (8)  (a)  Participation Agreement - AIM - Variable Insurance
                         Funds(m)

                         (i)  Amendments Nos. 1 and 2 to Participation
                              Agreement - AIM - Variable Insurance Funds(m)
                         (ii) Amendment No. 3 to Participation Agreement - AIM -
                              Variable Insurance Funds(q)
                    (b) Participation Agreement - Dreyfus Variable Insurance Funds(m)
                         (i) Amendment No. 1 to Participation Agreement -
                             Dreyfus - Variable Insurance Funds(m)
                    (c)  Participation Agreement - Federated(e)
                    (d)  Participation Agreement - Fidelity VIP(e)
                         (i) Amendment No. 1 to Participation Agreement - Fidelity VIP(e)
                         (ii) Amendment No. 2 to Participation Agreement -
                              Fidelity VIP(q)
                    (e)  Participation Agreement - Neuberger Berman - AMT
                         Funds(e)
                         (i) Amendments Nos. 1 and 2 to Participation
                             Agreement - Neuberger Berman - AMT Funds(m)
                    (f)  Participation Agreement - Oppenheimer(m)
                         (i)  Amendments Nos. 1 and 2 to Participation
                              Agreement - Oppenheimer(m)
                         (ii) Amendment No. 3 to Participation Agreement -
                              Oppenheimer(q)
                    (g) Participation Agreement - PIMCO - Variable Insurance Funds(n)
                         (i) Amendments Nos. 1, 2, 3 and 4 to Participation Agreement - PIMCO - Variable Insurance Funds(q)
                    (h)  Participation Agreement - Potomac(l)
                         (i) Amendment No. 1 to Participation Agreement - Potomac(l)
                    (i)  Participation Agreement - Rydex - Mutual Funds(g)
                    (j)  Participation Agreement - Rydex - Variable Funds(g)
                         (i) Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement - Rydex - Variable Funds(o)
                         (ii) Amendment No. 6 to Participation Agreement - Rydex - Variable Funds(q)
                    (k)  Participation Agreement - Van Kampen - Insurance
                         Funds(m)
                         (i) Amendment No. 1 to Participation Agreement - Van Kampen - Insurance Funds(q)
                    (l)  Participation Agreement - Wells Fargo (Strong)(e)
                    (m)  Information Sharing Agreement - AIM(r)
                    (n)  Information Sharing Agreement - Dreyfus(r)
                    (o)  Information Sharing Agreement - Fidelity Insurance(s)
                    (p)  Information Sharing Agreement - Neuberger Berman(r)
                    (q)  Information Sharing Agreement - Oppenheimer(r)
                    (r)  Information Sharing Agreement - PIMCO(r)
                    (s)  Information Sharing Agreement - Potomac(t)
                    (t)  Information Sharing Agreement - Rydex(r)
                    (u)  Information Sharing Agreement - Security Funds(s)
                    (v)  Information Sharing Agreement - Van Kampen(r)
                    (w)  Information Sharing Agreement - Wells Fargo(t)
               (9)  Opinion of Counsel(p)
               (10) (a)  Consent of Independent Registered Public Accounting
                         Firm
                    (b)  Consent of Counsel

               (11) Not Applicable
               (12) Not Applicable
               (13) Not Applicable

(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed December 19, 2000).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 8, 2002).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed November 9, 2006).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(r) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85529 (filed April 27, 2007).

(s) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(t) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

Item 25.  Directors and Officers of the Depositor

          Name and Principal
          Business Address        Positions and Offices with Depositor
          Kris A. Robbins*        President, Chief Executive Officer and Director
          Thomas A. Swank*        Senior Vice President, Chief Operating Officer, and Director
          J. Michael Keefer*      Senior Vice President, General Counsel, Secretary and Director
          David J. Keith*         Senior Vice President and Chief Information Officer
          Michael G. Odlum*       Senior Vice President and Chief Investment Officer
          Kalman Bakk, Jr.*       Senior Vice President
          Thomas R. Kaehr*        Vice President, Controller and Treasurer
          Amy J. Lee*             Vice President, Associate General Counsel and Assistant Secretary
          Carmen R. Hill*         Assistant Vice President and Chief Compliance Officer

          *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2006 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                                                     Percent of Voting
                                                                                                      Securities Owned
                                                                             Jurisdiction of              by SBMHC
                                       Name                                   Incorporation       (directly or indirectly)
          Security Benefit Mutual Holding Company                                 Kansas                    ---
          (Holding Company)
          Security Benefit Corporation (Holding Company)                          Kansas                    100%
          Security Benefit Life Insurance Company                                 Kansas                    100%
          (Stock Life Insurance Company)
          6th Avenue Investment Management Company, LLC                           Kansas                    100%
          (Investment Adviser)
          Security Distributors, Inc. (Broker/Dealer,                             Kansas                    100%
          Principal Underwriter of Mutual Funds)
          Security Investments Corporation (Service Company)                      Kansas                    100%
          se(2), inc. (Third Party Administrator)                                 Kansas                    100%
          Security Benefit Academy, Inc.                                          Kansas                    100%
          (Daycare Company)
          Security Financial Resources, Inc.                                      Kansas                    100%
          (Financial Services)
          Security Financial Resources                                           Delaware                   100%
          Collective Investments, LLC
          (Private Fund)
          First Security Benefit Life Insurance                                  New York                   100%
          and Annuity Company of New York
          Brecek & Young Advisors, Inc.                                         California                  100%
          Brecek & Young Financial Services Group of Montana, Inc.               Montana                    100%
          Brecek & Young Financial Services Group of Nevada, Inc.                 Nevada                    100%
          Brecek & Young Financial Group Insurance Agency of Texas, Inc.          Texas                     100%

          SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, and IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.


          Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 2006 the approximate percentage of ownership by the separate accounts for each company is as follows:

                Security Income Opportunity Fund..........   46.73%
                SBL Fund..................................   100.0%

Item 27.  Number of Contractowners

          As of February 28, 2007 there were 28,898 Qualified Contracts and 12,034 Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.  Indemnification

          The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

          The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the

          Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                           (b) Any repeal or modification of the foregoing
                  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

          (a)(1) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as principal underwriter for:

                 SBL Variable Annuity Account I
                 SBL Variable Annuity Account III
                 SBL Variable Annuity Account IV
                 Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                 SBL Variable Life Insurance Account (Varilife)
                 Variable Annuity Account IX
                 Account XVI
                 Parkstone Advantage Variable Annuity
                 Variflex Separate Account (Variflex)
                 Variflex Separate Account (Variflex ES)
                 Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
                 Variable Annuity Account VIII (Variflex Signature)
                 Variable Annuity Account XI (Scarborough Advantage Variable
                    Annuity)
                 SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                    Annuity)
                 SBL Variable Annuity Account XIV (AEA Variable Annuity)
                 SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (EliteDesigns Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (NEA Valuebuilder)

                 SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement
                   Income Director Variable Annuity)
                 SBL Variable Annuity Account XIV (SecureDesigns Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (Security Benefit Advisor
                   Variable Annuity)
                 SBL Variable Annuity Account XVII (Classic Strategies Variable
                   Annuity)
                 SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

          (a)(2) SDI acts as prinicipal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

                 Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity) Variable Annuity Account B (SecureDesigns Variable Annuity) Variable Annuity Account B (AdvanceDesigns Variable Annuity)

          (a)(3) SDI acts as principal underwriter for the following funds:

                 Security Equity Fund
                 Security Income Fund
                 Security Large Cap Value Fund
                 Security Mid Cap Growth Fund
                 SBL Fund
                 Security Financial Resources Collective Investments, LLC

          (a)(4) SDI acts as principal underwriter for the following Commonwealth Annuity and Life Insurance Company Separate
                 Accounts:

                 VEL Account
                 VEL II Account
                 VEL III Account
                 Separate Account III
                 Select Separate Account II
                 Inheiritage Account
                 Group VEL Account
                 Separate Account IMO
                 Separate Account FUVUL
                 Separate Account KGC
                 Separate Account KG
                 Separate Account VA-P
                 Separate Account VA-K
                 Separate Account VA-K - Delaware Medallion Annuity Contracts

                 Allmerica Select Separate Account
                 Fulcrum Separate Account

          (a)(5) SDI acts as principal underwriter for the following First Allmerica Financial Life Insurance Company Separate Accounts:

                 VEL II Account
                 Separate Account SPVL
                 Allmerica Select Separate Account II
                 Inheiritage Account
                 Group VEL Account
                 Separate Account IMO
                 Separate Account KG
                 Separate Account KGC
                 Separate Account VA-P
                 Separate Account VA-K
                 Separate Account VA-K - Delaware Medallion Annuity Contracts Allmerica Select Separate Account
                 Fulcrum Separate Account

          (a)(6) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                 Nationwide Multi-Flex Variable Account
                 Nationwide Variable Account 9

          (b) Name and Principal                Position and Offices
              Business Address*                   with Underwriter

              Gregory J. Garvin                 President and Director
              Richard M. Goldman                Director
              (Connecticut Business Center
              6 Landmark Square #471
              Stamford, CT 06901-2704)
              Michael G. Odlum                  Vice President and Director
              Amy J. Lee                        Secretary and Chief Compliance
                                                Officer
              Thomas R. Kaehr                   Treasurer
              Brenda M. Harwood                 Vice President, Assistant
                                                Treasurer and Director
              Christopher D. Swickard           Assistant Secretary
              Carmen R. Hill                    Assistant Vice President

              *One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

               (c)  Not applicable.

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

          (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

          (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 20th day of April 2007.

                       Security Benefit Life Insurance Company (the Depositor) - SBL Variable Annuity Account XIV
                       (The Registrant)

                       By: /s/ Kris A. Robbins
                       --------------------------------------------
                           Kris A. Robbins, President, Chief
                           Executive Officer and Director

                       By: /s/ Thomas A. Swank
                           ----------------------------------------
                           Thomas A. Swank, Senior Vice President,
                           Chief Operating Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 20, 2007.

                              SIGNATURES AND TITLES

By:  /s/ Kris A. Robbins
     -----------------------------
Kris A. Robbins, President, Chief Executive
Officer and Director (principal executive officer)

By:  /s/ Thomas A. Swank
     -----------------------------
Thomas A. Swank, Senior Vice President,
Chief Operating Officer and Director

By: /s/ J. Michael Keefer
    -----------------------------
J. Michael Keefer, Senior Vice President,
General Counsel, Secretary and Director

By: /s/ Thomas R. Kaehr
    -----------------------------
Thomas R. Kaehr, Vice President, Controller
and Treasurer (chief accounting officer
and chief financial officer)

                                  EXHIBIT INDEX

  (1)   None                         (8) (a)       None
                                         (a)(i)    None
  (2)   None                             (a)(ii)   None
                                         (b)       None
  (3)   (a)    None                      (c)       None
        (b)    None                      (d)       None
        (c)    None                      (d)(i)    None
        (d)    None                      (d)(ii)   None
        (e)    None                      (e)       None
        (f)    None                      (e)(i)    None
        (g)    None                      (f)       None
                                         (f)(i)    None
  (4)   (a)    None                      (f)(ii)   None
        (b)    None                      (g)       None
        (c)    None                      (g)(i)    None
        (d)    None                      (h)       None
        (e)    None                      (h)(i)    None
        (f)    None                      (i)       None
        (g)    None                      (j)       None
        (h)    None                      (j)(i)    None
        (i)    None                      (j)(ii)   None
                                         (k)       None
  (5)   (a)    None                      (k)(i)    None
        (b)    None                      (l)       None
                                         (m)       None
  (6)   (a)    None                      (n)       None
        (b)    None                      (o)       None
                                         (p)       None
  (7)   None                             (q)       None
                                         (r)       None
                                         (s)       None
                                         (t)       None
                                         (u)       None
                                         (v)       None
                                         (w)       None

                                      (9)   None

                                     (10)(a)       Consent of Independent
                                                   Registered Public
                                                   Accounting Firm
                                         (b)       Consent of Counsel

 (11) None

 (12) None

 (13) None